As filed with the Securities and Exchange Commission on November 9, 2021

File No.: 333-260170

File No.: 811-03623

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)

The Prudential Series Fund

(Exact Name of Registrant as Specified in Charter)

(203) 926-1888

(Area Code and Telephone Number)

655 Broad Street

Newark, New Jersey 07102

Address of Principal Executive Offices:

(Number, Street, City, State, Zip Code)

Andrew R. French

Secretary, The Prudential Series Fund

655 Broad Street

Newark, New Jersey 07102

Name and Address of Agent for Service:

(Number and Street) (City) (State) (Zip Code)

Copies to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

1900 N Street, NW

Washington, DC 20036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Title of the securities being registered: Shares of PSF PGIM Total Return Bond Portfolio of The Prudential Series Fund.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Advanced Series Trust
655 Broad Street
Newark, New Jersey 07102
Telephone 888-778-2888

December 1, 2021

Dear Contract Owner,

As a contract owner who beneficially owns shares of at least one of the following portfolios of the Advanced Series Trust (the “Trust” or “AST”):

•                  AST BlackRock Corporate Bond Portfolio

•                  AST PIMCO Corporate Bond Portfolio

•                  AST Prudential Corporate Bond Portfolio

•                  AST T. Rowe Price Corporate Bond Portfolio

•                  AST Western Asset Corporate Bond Portfolio

You are cordially invited to a Special Meeting of Shareholders (each, a “Meeting” and collectively, the “Meetings”) of the portfolio(s) listed above (each, a “Target Portfolio” and collectively, the “Target Portfolios”) for which you own shares. The Meetings are scheduled to be held on January 5, 2022, at the times indicated below:

Target Portfolio	Meeting Time
AST BlackRock Corporate Bond Portfolio	11:00 a.m. Eastern time
AST PIMCO Corporate Bond Portfolio	11:15 a.m. Eastern time
AST Prudential Corporate Bond Portfolio	11:30 a.m. Eastern time
AST T. Rowe Price Corporate Bond Portfolio	11:45 a.m. Eastern time
AST Western Asset Corporate Bond Portfolio	12:00 p.m. Eastern time

Generally, we hold special meetings in person. However, we are sensitive to the public health and travel concerns our shareholders may have, and recommendations that public health officials may issue, relating to the evolving situation with respect to the novel coronavirus disease (“COVID-19”). As a result, the Meetings will be conducted solely by means of remote communication. Shareholders will not be able to attend the Meetings in person. Any shareholders wishing to participate in the Meetings by means of remote communication can do so at https://viewproxy.com/Prudential/ASTAnnuities/broadridgevsm/.

The Meetings are very important to the future of the Target Portfolios. At each Meeting, the shareholders of the relevant Target Portfolio will be separately asked to approve or disapprove a Plan of Reorganization of the relevant Target Portfolio (the “Plan”). As more fully explained in the attached Prospectus/Proxy Statement, the Plan provides for the transfer of all of the Target Portfolio’s assets to the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”) of The Prudential Series Fund (“PSF”) in exchange for (i) the Acquiring Portfolio’s assumption of all of the Target Portfolio’s liabilities, and (ii) the Acquiring Portfolio’s issuance to the Target Portfolio of shares of beneficial interest in the Acquiring Portfolio (each a “Reorganization” and collectively, the “Reorganizations”). The Acquiring Portfolio will be the accounting and performance survivor of the Reorganizations, and the combined portfolio resulting from the Reorganizations is sometimes referred to herein as the “Combined Portfolio.”

If the Plan is approved and the Reorganizations are completed, you will beneficially own shares of the Acquiring Portfolio, rather than shares of the Target Portfolio(s). It is expected that the Reorganizations, if approved, would be completed on or about February 14, 2022.

Shareholder approval of any one Reorganization is not contingent upon, and will not affect in any way, shareholder approval of any other Reorganization. In addition, the consummation of any one Reorganization is not contingent upon, and will not affect in any way, the consummation of any other Reorganization. Shareholders should consider each proposal independently of the other proposals. The Target Portfolios were originally offered with the MyRock Annuity product and optional Defined Income annuity benefit. Prudential Annuities closed the Defined Income optional benefit to new sales on December 31, 2020, and while the MyRock annuity product continues to be available for new sales, the Manager is not expecting a material change in the sales opportunities for the Target Portfolios and expects the Target Portfolios to remain sub-scale for the foreseeable future. Sub-scale portfolios are limited in the types of investments and strategies that can be implemented and, therefore, are limited in the potential performance relative to a strategy that is at scale. As such, the Reorganizations are in the best interests of Target Portfolio shareholders because they will result in such shareholders becoming shareholders of a larger Combined Portfolio with expected reduced gross and net expense ratios than the Target Portfolios, increased potential for asset growth and potential for improved longer-term performance, particularly during times of market volatility. As such, the Board of Trustees of AST (the “AST Board”) and the Board of Trustees of PSF (the “PSF Board, and together with the AST Board, the “Board”) have approved each Reorganization and recommends that you vote “FOR” the proposal. Since the Reorganizations are not contingent on each other, other outcomes may occur. Although the Board has determined that the proposal is in your best interest, the final decision is yours. Based on information available as of June 30, 2021, assuming each of the Reorganizations had been in effect for the one-year period ended June 30, 2021, the Reorganizations are expected to benefit shareholders for several reasons, including that:

• The Combined Portfolio will be larger than each of the Target Portfolios with an estimated $1,354.6 million of assets based on total assets as of June 30, 2021;

• The contractual investment management fee rates for the Acquiring Portfolio and Combined Portfolio are lower than the contractual investment management fee rate for each of the Target Portfolios;

• The total net operating expense ratio for the Combined Portfolio is lower than the total net operating expense ratio for each of the Target Portfolios and, assuming the Reorganizations had been in effect for the one-year period ended June 30, 2021, is lower than the pro forma total net operating expense ratio for each of the Target Portfolios; and

• The annualized estimated Target Portfolio shareholder savings from the Reorganizations will be approximately $72,000, based on average portfolio assets for the one-year period ended June 30, 2021.

The following pages include important information on the proposed Reorganizations in a question and answer format. The pages that follow include the full Prospectus/Proxy Statement with detailed information regarding the Reorganizations. Please read the full document, including the detailed description of the factors considered by the Board.

Your vote is important no matter how large or small your investment. We urge you to read the attached Prospectus/Proxy Statement thoroughly and to indicate your voting instructions on the enclosed voting instruction card, date and sign it, and return it promptly in the envelope provided. Alternatively, you may submit your vote by telephone by calling toll-free 800-690-6903 or you may vote over the Internet by going to www.proxyvote.com. Your voting instructions must be received by the Trust prior to January 5, 2022. The Target Portfolio shares that you beneficially own will be voted in accordance with the most current instructions received from you. All shares of the Target Portfolio, including Target Portfolio shares owned by a participating insurance company in its general account or otherwise, for which instructions are not received from contract owners will be voted by the participating insurance companies in the same proportion as the votes actually cast by contract owners regarding the Reorganizations. Please see the Voting Information section of the Prospectus/Proxy Statement for additional information.

By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

For any questions or concerns you may have regarding the proposed Reorganizations, please call 1-800-752-6342 between the hours of 8:00 a.m. and 7:00 p.m. Eastern Time, Monday-Thursday, and 8:00 a.m. and 6:00 p.m. Eastern Time on Fridays.

Sincerely,

Timothy Cronin
President
Advanced Series Trust

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND AND VOTE ON THE PROPOSALS

Please read the attached Prospectus/Proxy Statement for a complete description of the proposals. However, as a quick reference, the following questions and answers provide a brief overview of the proposals.

Q1. WHY AM I RECEIVING THIS PROXY STATEMENT?

A. You have received these proxy materials and are being asked to provide voting instructions to your insurance company on the proposals because you are the beneficial owner of shares of one or more of the following portfolios:

•                  AST BlackRock Corporate Bond Portfolio

•                  AST PIMCO Corporate Bond Portfolio

•                  AST Prudential Corporate Bond Portfolio

•                  AST T. Rowe Price Corporate Bond Portfolio

•                  AST Western Asset Corporate Bond Portfolio

Each portfolio listed above (each, a “Target Portfolio” and collectively, the “Target Portfolios”) is a series of the Advanced Series Trust (the “Trust” or “AST”). Each Target Portfolio is seeking shareholder consideration and approval of an important proposal.

Q2. WHAT PROPOSALS AM I BEING ASKED TO VOTE ON?

A. The purpose of the proxy is to ask you to vote on the reorganization (the “Reorganization”) of each of the Target Portfolios into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”), which is a series of The Prudential Series Fund (“PSF”). Each of the proposals is recommended by PGIM Investments LLC, which serves as the investment manager to the Target Portfolios and the Acquiring Portfolio, and has been approved by the Board of Trustees of AST (the “AST Board”) and the Board of Trustees of PSF (the “PSF Board”, and together with the AST Board, the “Board”). The Acquiring Portfolio will be the accounting and performance survivor of the Reorganizations, and the combined portfolio resulting from the Reorganizations is sometimes referred to herein as the “Combined Portfolio.”

Q3. HOW WILL THE PROPOSALS IMPACT NET FEES AND EXPENSES?

A. If each proposal is approved, it is expected that the total net expense ratio of the Combined Portfolio will be lower than the total net expense ratio of the Target Portfolios (estimated to be approximately 0.17 basis point lower), meaning that shareholders of the Target Portfolios will see a reduction in the operating expenses that they pay. As a result, it is expected that each Target Portfolio’s shareholders will benefit from decreased expenses. Please read the attached Prospectus/Proxy Statement for a complete description of the fees and expenses.

Q4. HOW WILL THE REORGANIZATIONS BENEFIT SHAREHOLDERS?

A. Based on information available as of June 30, 2021, assuming each of the Reorganizations had been in effect for the one-year period ended June 30, 2021, the Reorganizations are expected to benefit Target Portfolio shareholders for a number of reasons, including:

• The Combined Portfolio will be larger than each of the Target Portfolios with an estimated $1,354.6 million of assets based on total assets as of June 30, 2021;

• The contractual investment management fee rates for the Acquiring Portfolio and Combined Portfolio are lower than the contractual investment management fee rate for each of the Target Portfolios;

• The total net operating expense ratio for the Combined Portfolio is lower than the total net operating expense ratio for each of the Target Portfolios and, assuming the Reorganizations had been in effect for the one-year period ended June 30, 2021, is lower than the pro forma total net operating expense ratio for each of the Target Portfolios; and

• The annualized estimated Target Portfolio shareholder savings from the Reorganizations will be approximately $72,000, based on average portfolio assets for the one-year period ended June 30, 2021.

Please read pages 5-78 of the attached Prospectus/Proxy Statement for a complete description of each of the factors the Board considered.

Q5. WHAT WILL HAPPEN TO THE TARGET PORTFOLIOS’ CURRENT INVESTMENTS?

A. The Combined Portfolio will be subadvised by the Acquiring Portfolio’s subadviser and will be managed in accordance with the Acquiring Portfolio’s investment objective, strategies and policies. The extent to which the securities of the Target Portfolios will be maintained by the

Acquiring Portfolio will be determined consistent with the Acquiring Portfolio’s investment objective, strategies and policies. Excluding derivatives, it is estimated that approximately 100% of the Target Portfolios’ securities will be transitioned to the Acquiring Portfolio in the Reorganization.

Please read pages 5-78 of the attached Prospectus/Proxy Statement for a complete description of the Acquiring Portfolio’s investment objective, strategies and policies.

Q6. HAS THE BOARD APPROVED THE PROPOSALS?

A. Yes. The Board has approved each of the proposals and unanimously recommends that you vote in favor of the proposals.

See pages 5-78 of the attached Prospectus/Proxy Statement for the complete list of factors considered by the Board in making its recommendation.

Q7. WHO IS PAYING FOR THE COSTS OF THIS PROXY STATEMENT?

A. All costs incurred in entering into and carrying out the terms and conditions of the Reorganizations, regardless of whether approved by shareholders, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing of this Prospectus/Proxy Statement and related materials, will be paid by Prudential Annuities Distributors, Inc. or its affiliates, not the Target Portfolios’ or the Acquiring Portfolio. These costs are expected to be approximately $35,000.

Transaction costs, including spreads and brokerage commissions, will be paid by the transacting portfolio. It is expected that all or substantially all of the transaction costs of the Reorganization will be borne by the Combined Portfolio, although some derivatives and similar holdings may be repositioned prior to a Reorganization if they cannot be effectively transferred to the Acquiring Portfolio. The Manager currently estimates that the Reorganizations will result in negligible transaction costs to the Combined Portfolio.

Q8. HOW MANY VOTES AM I ENTITLED TO SUBMIT?

A. The record date is October 8, 2021. As a contract owner, you are entitled to give your voting instructions equivalent to one vote for each full share and a fractional vote for each fractional share related to your indirect investment in the relevant Target Portfolio as of the record date. You are entitled to vote on the Reorganization of each Target Portfolio of which you beneficially own shares.

Q9. WHEN WILL THE SHAREHOLDER MEETINGS TAKE PLACE?

A. The shareholder meetings (each, each a “Meeting and collectively, the “Meetings”) are scheduled to take place on January 5, 2022, at the times indicated below:

Target Portfolio	Meeting Time
AST BlackRock Corporate Bond Portfolio	11:00 a.m. Eastern time
AST PIMCO Corporate Bond Portfolio	11:15 a.m. Eastern time
AST Prudential Corporate Bond Portfolio	11:30 a.m. Eastern time
AST T. Rowe Price Corporate Bond Portfolio	11:45 a.m. Eastern time
AST Western Asset Corporate Bond Portfolio	12:00 p.m. Eastern Time

Generally, we hold special meetings in person. However, we are sensitive to the public health and travel concerns our shareholders may have, and recommendations that public health officials may issue, relating to the evolving situation with respect to the novel coronavirus disease (“COVID-19”). As a result, the Meetings will be conducted solely by means of remote communication. Shareholders will not be able to attend the Meetings in person. Any shareholders wishing to participate in the Meetings by means of remote communication can do so at https://viewproxy.com/Prudential/ASTAnnuities/broadridgevsm/.

Q10. HOW DO I VOTE?

A. Your vote is very important. You can vote in the following ways:

• Attending the Meeting via remote communication at https://www.viewproxy.com/Prudential/ASTAnnuities/broadridgevsm/. Please visit the Meeting website no later than 11:59 p.m. Eastern Time on the day before the Meeting to register. Shareholders will need to register for the Meeting by entering the control number found on the proxy card or voting instruction form on the Meeting website;

• Completing and signing the enclosed voting instruction card, and mailing it in the enclosed postage paid envelope. Voting instruction cards must be received by the day before the Meeting;

• Calling toll-free 800-690-6903 and following the instructions. Voting instructions submitted by telephone must be submitted by 11:59 p.m., Eastern Time on the day before the Meeting; or

• Online at www.proxyvote.com and following the instructions. Voting instructions submitted over the Internet must be submitted by 11:59 p.m., Eastern Time on the day before the Meeting.

Q11. HOW CAN I CHANGE MY VOTING INSTRUCTIONS?

A. Previously submitted voting instructions may be revoked or changed by any of the voting methods described above, subject to the voting deadlines also discussed above. Please see the Voting Information section of the Prospectus/Proxy Statement for additional information.

Q12. WHEN WILL THE PROPOSED REORGANIZATIONS TAKE PLACE?

A. If approved, the proposed Reorganizations are currently expected to go into effect on or about February 14, 2022.

Q13. CAN THE PROXY STATEMENT BE VIEWED ONLINE?

A. Yes. The proxy statement can be viewed at www.prudential.com/variableinsuranceportfolios.

Q14. WHAT IF I HAVE QUESTIONS ON THE PROPOSED REORGANIZATIONS?

A. If you require assistance or have any questions regarding the proxy statement, please call 1-800-752-6342 between the hours of 8:00 a.m. and 7:00 p.m. Eastern Time, Monday-Thursday, or between 8:00 a.m. and 6:00 p.m. Eastern Time on Fridays.

Q15. WILL SHAREHOLDERS BE ALLOWED TO TRANSFER OUT OF THE TARGET PORTFOLIOS WITHOUT PENALTY AND WITHOUT BEING REQUIRED TO USE ONE OF THEIR ALLOTTED TRANSFERS?

A. Yes. Contact owners will be allowed one free transfer out of the Target Portfolios during the period within sixty (60) days of the effective date of the Reorganizations (i.e., from 60 days before to 60 days after the effective date of the Reorganizations).

AST BLACKROCK CORPORATE BOND PORTFOLIO
AST PIMCO CORPORATE BOND PORTFOLIO
AST PRUDENTIAL CORPORATE BOND PORTFOLIO
AST T. ROWE PRICE CORPORATE BOND PORTFOLIO
AST WESTERN ASSET CORPORATE BOND PORTFOLIO,
EACH A SERIES OF THE ADVANCED SERIES TRUST

655 Broad Street
Newark, New Jersey 07102

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

TO BE HELD ON JANUARY 5, 2022

To the Shareholders of AST BlackRock Corporate Bond Portfolio, AST PIMCO Corporate Bond Portfolio, AST Prudential Corporate Bond Portfolio, AST T. Rowe Price Corporate Bond Portfolio, and AST Western Asset Corporate Bond Portfolio, each a series of the Advanced Series Trust:

NOTICE IS HEREBY GIVEN that Special Meetings of Shareholders (each, a “Meeting” and collectively, the “Meetings”) of the portfolios listed below (each, a “Target Portfolio” and collectively, the “Target Portfolios”), each a series of the Advanced Series Trust (the “Trust” or “AST”), will be held on January 5, 2022 at the times indicated below.

Target Portfolio	Referred to Herein As	Meeting Time
AST BlackRock Corporate Bond Portfolio	BlackRock Portfolio	11:00 a.m. Eastern time
AST PIMCO Corporate Bond Portfolio	PIMCO Portfolio	11:15 a.m. Eastern time
AST Prudential Corporate Bond Portfolio	Prudential Portfolio	11:30 a.m. Eastern time
AST T. Rowe Price Corporate Bond Portfolio	T. Rowe Portfolio	11:45 a.m. Eastern time
AST Western Asset Corporate Bond Portfolio	Western Portfolio	12:00 p.m. Eastern time

Generally, we hold special meetings in person. However, we are sensitive to the public health and travel concerns our shareholders may have, and recommendations that public health officials may issue, relating to the evolving situation with respect to the novel coronavirus disease (“COVID-19”). As a result, the Meetings will be conducted solely by means of remote communication. Shareholders will not be able to attend the Meetings in person. Any shareholders wishing to participate in the Meetings by means of remote communication can do so at https://viewproxy.com/Prudential/ASTAnnuities/broadridgevsm/.

The purposes of the Meetings are as follows:

I. To approve a Plan of Reorganization of the Trust on behalf of each Target Portfolio (the “Plan”) regarding the proposed reorganization of the Target Portfolios into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”), a series of The Prudential Series Fund (“PSF”).

As described in more detail below, the Plan provides for the transfer of all of a Target Portfolio’s assets to the Acquiring Portfolio in exchange for (i) the Acquiring Portfolio’s assumption of all of the Target Portfolio’s liabilities, and (ii) the Acquiring Portfolio’s issuance to the Target Portfolio of shares of beneficial interest in the Acquiring Portfolio (the “Acquiring Portfolio Shares”). The Acquiring Portfolio Shares received by each of the Target Portfolios will have an aggregate net asset value that is equal to the aggregate net asset value of the corresponding Target Portfolio shares that are outstanding immediately prior to the reorganization transaction. As a result of such transactions, the Target Portfolios will be completely liquidated, and Contract owners will beneficially own shares of the Acquiring Portfolio having an aggregate value equal to their Target Portfolio shares. A vote in favor of the Plan by shareholders of a Target Portfolio will constitute a vote in favor of the liquidation of the respective Target Portfolio and the termination of the Target Portfolio as a separate series of the Trust. The Board of Trustees of the Trust (the “AST Board”) unanimously recommends that you vote in favor of the proposals.

II. To transact such other business as may properly come before the Meetings or any adjournment thereof.

A copy of the Plan is attached as Exhibit A to the Prospectus/Proxy Statement.

The acquisition of the assets of a Target Portfolio by the Acquiring Portfolio in exchange for the Acquiring Portfolio’s assumption of all of the liabilities of the Target Portfolio, and the issuance of Acquiring Portfolio Shares to the Target Portfolio and its respective shareholders, is referred to herein as a “Reorganization,” and the transactions are collectively referred to as the “Reorganizations.” If shareholders of the Target Portfolios approve the Plan and the Reorganizations are consummated, they will become shareholders of the Acquiring Portfolio.

The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this notice. The AST Board has fixed the close of business on October 8, 2021, as the record date for determining shareholders entitled to notice of, and to vote at, the Meetings, or any adjournment thereof, and only holders of record of shares of the Target Portfolios at the close of business on that date are entitled to notice of, and to vote at, the Meetings or any adjournment thereof. Each full share of each Target Portfolio is entitled to one vote on the respective proposal, and each fractional share of each Target Portfolio is entitled to a corresponding fractional vote on the respective proposal.

You are cordially invited to attend the relevant Meeting(s). If you do not expect to attend a Meeting, you are requested to complete, date and sign the enclosed voting instruction card relating to that Meeting and return it promptly in the envelope provided for that purpose. Alternatively, you may vote by telephone or over the Internet, as described in the Prospectus/Proxy Statement attached to this notice. The enclosed voting instruction card is being solicited on behalf of the AST Board.

YOUR VOTE IS IMPORTANT NO MATTER HOW LARGE OR SMALL YOUR INVESTMENT MAY BE. IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, WE URGE YOU TO INDICATE VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD, DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED. ALTERNATIVELY, YOU MAY VOTE BY TELEPHONE BY CALLING 800-690-6903 AND FOLLOWING THE INSTRUCTIONS. YOU MAY ALSO VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM. YOU MAY REVOKE YOUR VOTING INSTRUCTIONS AT ANY TIME PRIOR TO THE MEETINGS.

By order of the Board of Trustees of the Advanced Series Trust.

Andrew French
Secretary
Advanced Series Trust

COMBINED PROXY STATEMENT
for
AST BLACKROCK CORPORATE BOND PORTFOLIO
AST PIMCO CORPORATE BOND PORTFOLIO
AST PRUDENTIAL CORPORATE BOND PORTFOLIO
AST T. ROWE PRICE CORPORATE BOND PORTFOLIO
AST WESTERN ASSET CORPORATE BOND PORTFOLIO,
EACH A SERIES OF THE ADVANCED SERIES TRUST
and
PROSPECTUS
for
PSF PGIM TOTAL RETURN BOND PORTFOLIO,
A SERIES OF THE PRUDENTIAL SERIES FUND

Dated December 1, 2021

655 Broad Street
Newark, New Jersey 07102
Telephone 888-778-2888

Reorganizations of AST BlackRock Corporate Bond Portfolio, AST PIMCO Corporate Bond Portfolio, AST Prudential Corporate Bond Portfolio, AST T. Rowe Price Corporate Bond Portfolio and AST Western Asset Corporate Bond Portfolio into PSF PGIM Total Return Bond Portfolio

This combined Prospectus/Proxy Statement is furnished in connection with the Special Meetings of Shareholders (each, a “Meeting” and collectively, the “Meetings”) of the portfolios listed below (each, a “Target Portfolio” and collectively, the “Target Portfolios”), each a series of the Advanced Series Trust (the “Trust” or “AST”). At the Meetings, you will be asked to consider and approve a Plan of Reorganization of the Trust (the “Plan”) that provides for the reorganization of each Target Portfolio into the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio,” and together with the Target Portfolios, the “Portfolios”), a series of The Prudential Series Fund (“PSF”).

Target Portfolio	Referred to Herein As
AST BlackRock Corporate Bond Portfolio	BlackRock Portfolio
AST PIMCO Corporate Bond Portfolio	PIMCO Portfolio
AST Prudential Corporate Bond Portfolio	Prudential Portfolio
AST T. Rowe Price Corporate Bond Portfolio	T. Rowe Portfolio
AST Western Asset Corporate Bond Portfolio	Western Portfolio

As described in more detail below, the Plan provides for the transfer of all of a Target Portfolio’s assets to the Acquiring Portfolio in exchange for (i) the Acquiring Portfolio’s assumption of all of the Target Portfolio’s liabilities, and (ii) the Acquiring Portfolio’s issuance to the Target Portfolio of shares of beneficial interest in the Acquiring Portfolio (the “Acquiring Portfolio Shares”). The Acquiring Portfolio Shares received by each of the Target Portfolios will have an aggregate net asset value that is equal to the aggregate net asset value of the corresponding Target Portfolio shares that are outstanding immediately prior to the reorganization transaction. As a result of such transactions, the Target Portfolios will be completely liquidated, and Contract owners will beneficially own shares of the Acquiring Portfolio having an aggregate value equal to their Target Portfolio shares. A vote in favor of the Plan by shareholders of a Target Portfolio will constitute a vote in favor of the liquidation of the respective Target Portfolio and the termination of the Target Portfolio as a separate series of the Trust.

The acquisition of the assets of a Target Portfolio by the Acquiring Portfolio in exchange for the Acquiring Portfolio’s assumption of all of the liabilities of the Target Portfolio, and the issuance of Acquiring Portfolio Shares to the Target Portfolio and its respective shareholders, is referred to herein as a “Reorganization,” and the transactions are collectively referred to as the “Reorganizations.” If shareholders of the Target Portfolios approve the Plan and the Reorganizations are consummated, they will become shareholders of the Acquiring Portfolio.

The Meetings will be held on January 5, 2022, at the times indicated below:

Target Portfolio	Meeting Time
AST BlackRock Corporate Bond Portfolio	11:00 a.m. Eastern time
AST PIMCO Corporate Bond Portfolio	11:15 a.m. Eastern time
AST Prudential Corporate Bond Portfolio	11:30 a.m. Eastern time
AST T. Rowe Price Corporate Bond Portfolio	11:45 a.m. Eastern time
AST Western Asset Corporate Bond Portfolio	12:00 p.m. Eastern time

The Board of Trustees of the Trust (the “AST Board”) is soliciting these voting instructions on behalf of the Target Portfolios and has fixed the close of business on October 8, 2021 (the “Record Date”), as the record date for determining Target Portfolio shareholders entitled to notice of, and to vote at, the Meetings or any adjournment thereof. Only holders of record of shares of a Target Portfolio at the close of business on the Record Date are entitled to notice of, and to vote at, the Meetings or any adjournment thereof. This Prospectus/Proxy Statement is first being sent to Contract owners on or about December 1, 2021.

Shareholder approval of any one Reorganization is not contingent upon, and will not affect in any way, shareholder approval of any other Reorganization. In addition, the consummation of any one Reorganization is not contingent upon, and will not affect in any way, the consummation of any other Reorganization. Shareholders should consider each proposal independently of the other proposals.

The investment objective of the Target Portfolios and the Acquiring Portfolio are similar. The investment objectives of each Target Portfolio and the Acquiring Portfolio are listed below:

Target Portfolio Name	Investment Objective
AST BlackRock Corporate Bond Portfolio	to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation
AST PIMCO Corporate Bond Portfolio	to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation
AST Prudential Corporate Bond Portfolio	to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation
AST T. Rowe Price Corporate Bond Portfolio	to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation
AST Western Asset Corporate Bond Portfolio	to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation

Acquiring Portfolio Name	Investment Objective
PSF PGIM Total Return Bond Portfolio	a high level of income over a longer term while providing reasonable safety of capital

Each Target Portfolio and the Acquiring Portfolio serve as underlying mutual funds for variable annuity contracts and variable life insurance policies (the “Contracts”) issued by life insurance companies (“Participating Insurance Companies”). Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in a Target Portfolio through the Contracts and should consider themselves shareholders of the applicable Target Portfolio for purposes of this Prospectus/Proxy Statement. Each Participating Insurance Company is required to offer Contract owners the opportunity to instruct it, as owner of record of shares held in the applicable Target Portfolio by its separate or general accounts, how it should vote on the Plan at the Meeting and at any adjournments thereof.

This Prospectus/Proxy Statement gives the information about the Reorganizations and the issuance of the Acquiring Portfolio Shares that you should know before investing or voting on the Plan. You should read it carefully and retain it for future reference. A copy of this Prospectus/Proxy Statement is available on the internet at www.prudential.com/variableinsuranceportfolios. Additional information about the Acquiring Portfolio has been filed with the Securities and Exchange Commission (the “SEC”), including:

• The Summary Prospectus of PSF relating to the Acquiring Portfolio under file number 002-80896, dated April 26, 2021, which is incorporated herein by reference as is included with, and considered to be part of this Prospectus/Proxy Statement.

You may request a free copy of a Statement of Additional Information under file number 002-80896, dated April 26, 2021 (the “PSF SAI”), or other documents relating to PSF and the Acquiring Portfolio without charge by calling 800-778-2255 or by writing to the Trust at 655 Broad Street, Newark, New Jersey 07102. The PSF SAI, under file number 002-80896, is incorporated herein by reference. The SEC maintains a website (www.sec.gov) that contains the SAI and other information relating to the Target Portfolios, the Acquiring Portfolio, and PSF that has been filed with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

PROSPECTUS/PROXY STATEMENT

Page

5	Summary—AST BlackRock Corporate Bond Portfolio

9	Summary—AST PIMCO Corporate Bond Portfolio

13	Summary—AST Prudential Corporate Bond Portfolio

17	Summary—AST T. Rowe Price Corporate Bond Portfolio

21	Summary—AST Western Asset Corporate Bond Portfolio

25	Summary—Combined Portfolio

28	Information About the Reorganizations

31	Comparison of BlackRock Portfolio and Acquiring Portfolio

40	Comparison of PIMCO Portfolio and Acquiring Portfolio

49	Comparison of Prudential Portfolio and Acquiring Portfolio

59	Comparison of T. Rowe Portfolio and Acquiring Portfolio

68	Comparison of Western Portfolio and Acquiring Portfolio

77	Comparison of Target Portfolios, Acquiring Portfolio and Combined Portfolio

78	Management of the Target Portfolios, the Acquiring Portfolio and the Combined Portfolio

84	Voting Information

85	Additional Information About the Target Portfolios and the Acquiring Portfolio

86	Principal Holders of Shares

87	Financial Highlights

A-1	Exhibit A: Plan of Reorganization

B-1	Exhibit B: Advanced Series Trust Summary Prospectus Relating to the PSF PGIM Total Return Bond Portfolio dated April 26, 2021.

AST BLACKROCK CORPORATE BOND PORTFOLIO SUMMARY

This section is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (Exhibit A) and the Prospectus for the Acquiring Portfolio (Exhibit B).

As explained in more detail below, you are being asked to consider and approve the Plan with respect to the BlackRock Portfolio for which you are a beneficial shareholder. Shareholder approval of the Plan and consummation of the Reorganization will have the effect of reorganizing the BlackRock Portfolio into the Acquiring Portfolio, resulting in a single mutual fund.

As further explained in “Management of the Target Portfolios and the Acquiring Portfolio,” PGIM Investments serves as the sole investment manager of the BlackRock Portfolio and the Acquiring Portfolio. The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio (BlackRock).” The information provided in this section regarding the Combined Portfolio (BlackRock) reflects the expected outcome if only the Reorganization of the BlackRock Portfolio occurs. The section below titled “Summary—Combined Portfolio” reflects the expected outcome if each of the Reorganizations discussed in this Prospectus/Proxy Statement is approved. Since the completion of any one Reorganization is not dependent upon completion of any or all of the other Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.

The BlackRock Portfolio and the Acquiring Portfolio are managed under a manager-of-managers structure, which means that the Manager has engaged each subadviser listed below to conduct the investment program of the relevant Portfolio, including the purchase, retention, and sale of portfolio securities and other financial instruments. The BlackRock Portfolio and the Acquiring Portfolio have the same distribution and purchase procedures and exchange rights, and redemption procedures.

Portfolio	Subadvisers
AST BlackRock Corporate Bond Portfolio	BlackRock Financial Management, Inc. (“BlackRock”)
PSF PGIM Total Return Bond Portfolio	PGIM, Inc. (“PGIM”)(1)
Combined Portfolio (BlackRock)	PGIM(1)

(1) PGIM Limited, an affiliate of PGIM, serves as sub-subadviser to the Acquiring Portfolio and will serve as sub-subadviser to the Combined Portfolio (BlackRock).

Because of the federal tax-deferred treatment applicable to the Contracts, completion of the Reorganization is not expected to result in taxable gains or losses or capital gains or losses, for U.S. federal income tax purposes, to Contract owners that beneficially own shares of the BlackRock Portfolio immediately prior to the Reorganization.

Comparison of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the BlackRock Portfolio and Acquiring Portfolio are similar. The investment objective of the BlackRock Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation. The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital. The investment objectives of the BlackRock Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios also have substantially similar principal investment strategies. The BlackRock Portfolio and the Acquiring Portfolio each employ a fixed income strategy by investing at least 80% of its assets in fixed income securities. Further, the BlackRock Portfolio and the Acquiring Portfolio seek income and capital preservation. In addition, the BlackRock Portfolio and the Acquiring Portfolio may invest up to 30% in non-investment grade securities and non-US securities. While the expected normal market exposure for the Acquiring Portfolio is 80% in bonds, the BlackRock Portfolio is expected to have 80% market exposure specifically in corporate bonds.

As explained above, as of the effective date of the Reorganization, the Combined Portfolio (BlackRock) will be managed by the Acquiring Portfolio’s subadviser, PGIM, according to the investment objective and principal investment strategies of the Acquiring Portfolio.

Principal Risks of the Portfolios

The principal risks associated with the BlackRock Portfolio and the Acquiring Portfolio are substantially similar. Both Portfolios are subject to asset-backed and/or mortgage-backed securities risk, derivatives risk, economic and market events risk, expense risk, fixed income securities risk, foreign investment risk, high yield risk, liquidity and valuation risk, market and management risk, and regulatory risk. In addition, the Target Portfolio, but not the Acquiring Portfolio, is subject to emerging markets risk, focus risk, selection risk, senior loan risk, and US government securities risk as principal risks. The Combined Portfolio (BlackRock) will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete. Detailed descriptions of the principal risks associated with the BlackRock Portfolio and the Acquiring Portfolio are set forth in (i) this Prospectus/Proxy Statement under the caption “Comparison of the BlackRock Portfolio and the Acquiring

Portfolio—Principal Risks of the Portfolios;” and (ii) the summary prospectus for the Acquiring Portfolio attached as Exhibit B to this Prospectus/Proxy Statement.

There is no guarantee that shares of the Combined Portfolio (BlackRock) will not lose value. This means that the value of the Combined Portfolio (BlackRock)’s investments, and therefore, the value of the Combined Portfolio (BlackRock)’s shares, may fluctuate.

Comparison of Investment Management Fees and Total Fund Operating Expenses

As of June 30, 2021, the contractual investment management fee rate for the Acquiring Portfolio is lower than that for the BlackRock Portfolio. However, the effective investment management fee rate for the BlackRock Portfolio will be lower than that of the Acquiring Portfolio. In addition, the effective investment management fee rate for the BlackRock Portfolio is expected to be lower than that of the Combined Portfolio (BlackRock) after the Reorganization is completed. Contractual investment management fees are the management fees paid to the Manager and do not reflect any waivers or reimbursements. Effective investment management fees are the management fees paid to the Manager that take into account any applicable waiver or reimbursement. Additionally, assuming completion of the Reorganization on June 30, 2021, based on assets under management for each of the Portfolios on that date, the pro forma annualized total net expense ratio of the Combined Portfolio (BlackRock) is lower than the annualized total net expense ratio of the BlackRock Portfolio, and is expected to continue to be lower following completion of the Reorganization. While it is expected that the effective investment management fee rate for the Combined Portfolio (BlackRock) will not be lower than that of the BlackRock Portfolio, the Combined Portfolio (BlackRock) is expected to have a lower total net operating expense ratio than the BlackRock Portfolio after consummation of the Reorganization. As such, BlackRock Portfolio shareholders are expected to benefit from such lower net operating expenses.

The following table describes the fees and expenses that owners of certain annuity contracts and variable life insurance policies (the “Contracts”) may pay if they invest in the BlackRock Portfolio or the Acquiring Portfolio, as well as the projected fees and expenses of the Combined Portfolio (BlackRock) after the Reorganization. The following table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees
(fees paid directly from your investment)

	BlackRock Portfolio		Acquiring Portfolio		Combined Portfolio (BlackRock) (Pro Forma Surviving)
Maximum sales charge (load) imposed on purchases	NA	*	NA	*	NA	*
Maximum deferred sales charge (load)	NA	*	NA	*	NA	*
Maximum sales charge (load) imposed on reinvested dividends	NA	*	NA	*	NA	*
Redemption Fee	NA	*	NA	*	NA	*
Exchange Fee	NA	*	NA	*	NA	*

* Because shares of both the BlackRock Portfolio and the Acquiring Portfolio are purchased through Contracts, the relevant Contract prospectus should be carefully reviewed for information on the charges and expenses of the Contract. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses (as of June 30, 2021)
(expenses that are deducted from Portfolio assets)

	BlackRock Portfolio		Acquiring Portfolio (Class I)	Combined Portfolio (BlackRock) (Class I Pro Forma Surviving)
Management Fees	0.53%		0.40%	0.40%
Distribution and/or Service Fees (12b-1 Fees)	None		None	None
Other Expenses	1.88%		0.03%	0.03%
Total Annual Portfolio Operating Expenses	2.41%		0.43%	0.43%
Fee Waiver and/or Expense Reimbursement	(1.81	)%(1)	None	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%		0.43%	0.43%

(1) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the BlackRock Portfolio, so that the BlackRock Portfolio’s investment management fee and other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other BlackRock Portfolio expenses, such as dividend and interest expense and broker charges on short sales) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) do not exceed 0.60% of the BlackRock Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

Expense Examples

The examples assume that you invest $10,000 in each of the Portfolios for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Portfolio’s total operating expenses remain the same, and include the contractual expense cap only for the one-year period for the BlackRock Portfolio, the Acquiring Portfolio and the Combined Portfolio (BlackRock) (Pro Forma Surviving). These examples do not reflect any charges or expenses for the Contracts. The expenses shown below would be higher if these charges or expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
BlackRock Portfolio(1)	$61	$578	$1,121	$2,608
Acquiring Portfolio Class I(1)	44	138	241	542
Combined Portfolio (BlackRock) (Class I Pro Forma Surviving)(1)	44	138	241	542

(1) Based on total annual operating expense ratios reflected in the summary section of this Prospectus/Proxy Statement entitled “Annual Portfolio Operating Expenses (as of June 30, 2021).”

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when each buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect a portfolio’s performance. During the most recent fiscal year ended December 31, 2020, the BlackRock Portfolio’s turnover rate was 172% of the average value of its portfolio, and the Acquiring Portfolio’s turnover rate was 35% of the average value of its portfolio.

Reorganization Details and Reasons for the Reorganization

Assuming completion of the Reorganization, shareholders of the BlackRock Portfolio will have their shares exchanged for shares of the Acquiring Portfolio of equal dollar value based upon the value of the shares at the time the BlackRock Portfolio’s assets are transferred to the Acquiring Portfolio and the BlackRock Portfolio’s liabilities are assumed by the Acquiring Portfolio. After the transfer of assets, assumption of liabilities, and exchange of shares have been completed, the BlackRock Portfolio will be liquidated and dissolved. As a result of the Reorganization, you will cease to be a beneficial shareholder of the BlackRock Portfolio and will become a beneficial shareholder of the Acquiring Portfolio. Currently, $5,500,000, or approximately 59% of the BlackRock Portfolio consists of seed capital invested in the BlackRock Portfolio by the relevant insurance company (or its affiliates) upon the creation of the Portfolio. As part of the Reorganization, such seed capital is expected to be redeemed out of the BlackRock Portfolio. The Manager will coordinate with the insurance company (or its affiliates) and the BlackRock Portfolio ‘s subadviser(s) to ensure such redemption of seed capital is completed in a manner that mitigates any negative impact to shareholders.

Both the BlackRock Portfolio and the Acquiring Portfolio serve as underlying mutual funds for the Contracts issued by “Participating Insurance Companies.” Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the applicable Portfolio through the Contracts and should consider themselves shareholders of the applicable Portfolio for purposes of this Prospectus/Proxy Statement.

For the reasons set forth in the “Information About the Reorganization—Reasons for the Reorganization” section, the Board has determined that the Reorganization is in the best interests of the shareholders of each of the Portfolios, and has also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Reorganization.

The Board of Trustees of the Advanced Series Trust, on behalf of the BlackRock Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

In deciding whether to vote to approve the Plan, you should consider the information considered by the Board and the information provided in this Prospectus/Proxy Statement.

AST PIMCO CORPORATE BOND PORTFOLIO SUMMARY

This section is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (Exhibit A) and the Prospectus for the Acquiring Portfolio (Exhibit B).

As explained in more detail below, you are being asked to consider and approve the Plan with respect to the PIMCO Portfolio for which you are a beneficial shareholder. Shareholder approval of the Plan and consummation of the Reorganization will have the effect of reorganizing the PIMCO Portfolio into the Acquiring Portfolio, resulting in a single mutual fund.

As further explained in “Management of the Target Portfolios and the Acquiring Portfolio,” PGIM Investments serves as the sole investment manager of the PIMCO Portfolio and the Acquiring Portfolio. The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio (PIMCO).” The information provided in this section regarding the Combined Portfolio (PIMCO) reflects the expected outcome if only the Reorganization of the PIMCO Portfolio occurs. The section below titled “Summary—Combined Portfolio” reflects the expected outcome if each of the Reorganizations discussed in this Prospectus/Proxy Statement is approved. Since the completion of any one Reorganization is not dependent upon completion of any or all of the other Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.

The PIMCO Portfolio and the Acquiring Portfolio are managed under a manager-of-managers structure, which means that the Manager has engaged each subadviser listed below to conduct the investment program of the relevant Portfolio, including the purchase, retention, and sale of portfolio securities and other financial instruments. The PIMCO Portfolio and the Acquiring Portfolio have the same distribution and purchase procedures and exchange rights, and redemption procedures.

Portfolio	Subadvisers
AST PIMCO Corporate Bond Portfolio	Pacific Investment Management Company, LLC (“PIMCO”)
PSF PGIM Total Return Bond Portfolio	PGIM(1)
Combined Portfolio (PIMCO)	PGIM(1)

(1) PGIM Limited, an affiliate of PGIM, serves as sub-subadviser to the Acquiring Portfolio and will serve as sub-subadviser to the Combined Portfolio (PIMCO).

Because of the federal tax-deferred treatment applicable to the Contracts, completion of the Reorganization is not expected to result in taxable gains or losses or capital gains or losses, for U.S. federal income tax purposes, to Contract owners that beneficially own shares of the Prudential Portfolio immediately prior to the Reorganization.

Comparison of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the PIMCO Portfolio and Acquiring Portfolio are similar. The investment objective of the PIMCO Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation. The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital. The investment objectives of the PIMCO Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios also have substantially similar principal investment strategies. The PIMCO Portfolio and the Acquiring Portfolio each employ a fixed income strategy by investing at least 80% of its assets in fixed income securities. Further, the PIMCO Portfolio and the Acquiring Portfolio seek income and capital preservation. In addition, the PIMCO Portfolio and the Acquiring Portfolio may invest up to 30% in non-investment grade securities and non-US securities. While the expected normal market exposure for the Acquiring Portfolio is 80% in bonds, the PIMCO Portfolio is expected to have 80% market exposure specifically in corporate bonds.

As explained above, as of the effective date of the Reorganization, the Combined Portfolio (PIMCO) will be managed by the Acquiring Portfolio’s subadviser, PGIM, according to the investment objective and principal investment strategies of the Acquiring Portfolio.

Principal Risks of the Portfolios

The principal risks associated with the PIMCO Portfolio and the Acquiring Portfolio are substantially similar. Both Portfolios are subject to asset-backed and/or mortgage-backed securities risk, derivatives risk, economic and market events risk, expense risk, fixed income securities risk, foreign investment risk, high yield risk, liquidity and valuation risk, market and management risk, and regulatory risk. In addition, the Target Portfolio, but not the Acquiring Portfolio, is subject to emerging markets risk, focus risk, selection risk, senior loan risk, and US government securities risk as principal risks. The Combined Portfolio (PIMCO) will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete. Detailed descriptions of the principal risks associated with the PIMCO Portfolio and the Acquiring Portfolio are set forth in (i) this Prospectus/Proxy Statement under the caption “Comparison of the PIMCO Portfolio and the Acquiring

Portfolio—Principal Risks of the Portfolios;” and (ii) the summary prospectus for the Acquiring Portfolio attached as Exhibit B to this Prospectus/Proxy Statement.

There is no guarantee that shares of the Combined Portfolio (PIMCO) will not lose value. This means that the value of the Combined Portfolio (PIMCO)’s investments, and therefore, the value of the Combined Portfolio (PIMCO), may fluctuate.

Comparison of Investment Management Fees and Total Fund Operating Expenses

As of June 30, 2021, the contractual investment management fee rate for the Acquiring Portfolio is lower than that for the PIMCO Portfolio. However, the effective investment management fee rate for the PIMCO Portfolio will be lower than that of the Acquiring Portfolio. In addition, the effective investment management fee rate for the PIMCO Portfolio is expected to be lower than that of the Combined Portfolio (PIMCO) after the Reorganization is completed. Contractual investment management fees are the management fees paid to the Manager and do not reflect any waivers or reimbursements. Effective investment management fees are the management fees paid to the Manager that take into account any applicable waiver or reimbursement. Additionally, assuming completion of the Reorganization on June 30, 2021, based on assets under management for each of the Portfolios on that date, the pro forma annualized total net expense ratio of the Combined Portfolio (PIMCO) is lower than the annualized total net expense ratio of the PIMCO Portfolio, and is expected to continue to be lower following completion of the Reorganization. While it is expected that the effective investment management fee rate for the Combined Portfolio (PIMCO) will not be lower than that of the PIMCO Portfolio, the Combined Portfolio (PIMCO) is expected to have a lower total net operating expense ratio than the PIMCO Portfolio after consummation of the Reorganization. As such, PIMCO Portfolio shareholders are expected to benefit from such lower net operating expenses.

The following table describes the fees and expenses that owners of certain annuity contracts and variable life insurance policies (the “Contracts”) may pay if they invest in the PIMCO Portfolio or the Acquiring Portfolio, as well as the projected fees and expenses of the Combined Portfolio (PIMCO) and the Acquiring Portfolio after the Reorganization. The following table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees
(fees paid directly from your investment)

	PIMCO Portfolio		Acquiring Portfolio		Combined Portfolio (PIMCO) (Pro Forma Surviving)
Maximum sales charge (load) imposed on purchases	NA	*	NA	*	NA	*
Maximum deferred sales charge (load)	NA	*	NA	*	NA	*
Maximum sales charge (load) imposed on reinvested dividends	NA	*	NA	*	NA	*
Redemption Fee	NA	*	NA	*	NA	*
Exchange Fee	NA	*	NA	*	NA	*

* Because shares of both the PIMCO Portfolio and the Acquiring Portfolio are purchased through Contracts, the relevant Contract prospectus should be carefully reviewed for information on the charges and expenses of the Contract. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses (as of June 30, 2021)
(expenses that are deducted from Portfolio assets)

	PIMCO Portfolio		Acquiring Portfolio (Class I)	Combined Portfolio (PIMCO) (Class I Pro Forma Surviving)
Management Fees	0.53%		0.40%	0.40%
Distribution and/or Service Fees (12b-1 Fees)	None		None	None
Other Expenses	1.73%		0.03%	0.03%
Total Annual Portfolio Operating Expenses	2.26%		0.43%	0.43%
Fee Waiver and/or Expense Reimbursement	(1.66	)%(1)	None	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%		0.43%	0.43%

(1) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the PIMCO Portfolio, so that the PIMCO Portfolio’s investment management fee and other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other PIMCO Portfolio expenses, such as dividend and interest expense and broker charges on short sales) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) do not exceed 0.60% of the PIMCO Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

Expense Examples

The examples assume that you invest $10,000 in each of the Portfolios for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Portfolio’s total operating expenses remain the same, and include the contractual expense cap only for the one-year period for the PIMCO Portfolio, the Acquiring Portfolio and the Combined Portfolio (PIMCO) and the Acquiring Portfolio (Pro Forma Surviving). These examples do not reflect any charges or expenses for the Contracts. The expenses shown below would be higher if these charges or expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
PIMCO Portfolio(1)	$61	$546	$1,058	$2,466
Acquiring Portfolio Class I(1)	44	138	241	542
Combined Portfolio (PIMCO) (Class I Pro Forma Surviving)(1)	44	138	241	542

(1) Based on total annual operating expense ratios reflected in the summary section of this Prospectus/Proxy Statement entitled “Annual Portfolio Operating Expenses (as of June 30, 2021).”

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when each buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect a portfolio’s performance. During the most recent fiscal year ended December 31, 2020, the PIMCO Portfolio’s turnover rate was 41% of the average value of its portfolio, and the Acquiring Portfolio’s turnover rate was 35% of the average value of its portfolio.

Reorganization Details and Reasons for the Reorganization

Assuming completion of the Reorganization, shareholders of the PIMCO Portfolio will have their shares exchanged for shares of the Acquiring Portfolio of equal dollar value based upon the value of the shares at the time the PIMCO Portfolio’s assets are transferred to the Acquiring Portfolio and the PIMCO Portfolio’s liabilities are assumed by the Acquiring Portfolio. After the transfer of assets, assumption of liabilities, and exchange of shares have been completed, the PIMCO Portfolio will be liquidated and dissolved. As a result of the Reorganization, you will cease to be a beneficial shareholder of the PIMCO Portfolio and will become a beneficial shareholder of the Acquiring Portfolio.

Both the PIMCO Portfolio and the Acquiring Portfolio serve as underlying mutual funds for the Contracts issued by “Participating Insurance Companies.” Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the applicable Portfolio through the Contracts and should consider themselves shareholders of the applicable Portfolio for purposes of this Prospectus/Proxy Statement. Currently, $5,400,000, or approximately 53% of the PIMCO Portfolio consists of seed capital invested in the PIMCO Portfolio by the relevant insurance company (or its affiliates) upon the creation of the Portfolio. As part of the Reorganization, such seed capital is expected to be redeemed out of the PIMCO Portfolio. The Manager will coordinate with the insurance company (or its affiliates) and the PIMCO Portfolio’s subadviser(s) to ensure such redemption of seed capital is completed in a manner that mitigates any negative impact to shareholders.

For the reasons set forth in the “Information About the Reorganization—Reasons for the Reorganization” section, the Board has determined that the Reorganization is in the best interests of the shareholders of each of the Portfolios, and has also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Reorganization.

The Board of Trustees of the Advanced Series Trust, on behalf of the PIMCO Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

In deciding whether to vote to approve the Plan, you should consider the information considered by the Board and the information provided in this Prospectus/Proxy Statement.

AST PRUDENTIAL CORPORATE BOND PORTFOLIO SUMMARY

This section is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (Exhibit A) and the Prospectus for the Acquiring Portfolio (Exhibit B).

As explained in more detail below, you are being asked to consider and approve the Plan with respect to the Prudential Portfolio for which you are a beneficial shareholder. Shareholder approval of the Plan and consummation of the Reorganization will have the effect of reorganizing the Prudential Portfolio into the Acquiring Portfolio, resulting in a single mutual fund.

As further explained in “Management of the Target Portfolios and the Acquiring Portfolio,” PGIM Investments serves as the sole investment manager of the Prudential Portfolio and the Acquiring Portfolio. The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio (Prudential).” The information provided in this section regarding the Combined Portfolio (Prudential) reflects the expected outcome if only the Reorganization of the Prudential Portfolio occurs. The section below titled “Summary—Combined Portfolio” reflects the expected outcome if each of the Reorganizations discussed in this Prospectus/Proxy Statement is approved. Since the completion of any one Reorganization is not dependent upon completion of any or all of the other Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.

The Prudential Portfolio and the Acquiring Portfolio are managed under a manager-of-managers structure, which means that the Manager has engaged each subadviser listed below to conduct the investment program of the relevant Portfolio, including the purchase, retention, and sale of portfolio securities and other financial instruments. The Prudential Portfolio and the Acquiring Portfolio have the same distribution and purchase procedures and exchange rights, and redemption procedures.

Portfolio	Subadvisers
AST Prudential Corporate Bond Portfolio	PGIM; PGIM Limited (“PGIML”)
PSF PGIM Total Return Bond Portfolio	PGIM(1)
Combined Portfolio (Prudential)	PGIM(1)

(1) PGIML, an affiliate of PGIM, serves as sub-subadviser to the Acquiring Portfolio and will serve as sub-subadviser to the Combined Portfolio (Prudential).

Because of the federal tax-deferred treatment applicable to the Contracts, completion of the Reorganization is not expected to result in taxable gains or losses or capital gains or losses, for U.S. federal income tax purposes, to Contract owners that beneficially own shares of the Prudential Portfolio immediately prior to the Reorganization.

Comparison of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the Prudential Portfolio and Acquiring Portfolio are similar. The investment objective of the Prudential Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation. The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital. The investment objectives of the Prudential Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios also have substantially similar principal investment strategies. The Prudential Portfolio and the Acquiring Portfolio each employ a fixed income strategy by investing at least 80% of its assets in fixed income securities. Further, the Prudential Portfolio and the Acquiring Portfolio seek income and capital preservation. In addition, the Prudential Portfolio and the Acquiring Portfolio may invest up to 30% in non-investment grade securities and non-US securities. While the expected normal market exposure for the Acquiring Portfolio is 80% in bonds, the Prudential Portfolio is expected to have 80% market exposure specifically in corporate bonds.

As explained above, as of the effective date of the Reorganization, the Combined Portfolio (Prudential) will be managed by the Acquiring Portfolio’s subadviser, PGIM, according to the investment objective and principal investment strategies of the Acquiring Portfolio.

Principal Risks of the Portfolios

The principal risks associated with the Prudential Portfolio and the Acquiring Portfolio are substantially similar. Both Portfolios are subject to asset-backed and/or mortgage-backed securities risk, derivatives risk, economic and market events risk, expense risk, fixed income securities risk, foreign investment risk, high yield risk, liquidity and valuation risk, market and management risk, and regulatory risk. In addition, the Target Portfolio, but not the Acquiring Portfolio, is subject to emerging markets risk, focus risk, selection risk, senior loan risk, and US government securities risk as principal risks. The Combined Portfolio (Prudential) will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete. Detailed descriptions of the principal risks associated with the Prudential Portfolio and the Acquiring Portfolio are set forth in (i) this Prospectus/Proxy Statement under the caption “Comparison of the Prudential Portfolio and the Acquiring Portfolio—Principal Risks of the Portfolios;” and (ii) the summary prospectus for the Acquiring Portfolio attached as Exhibit B to this Prospectus/Proxy Statement.

There is no guarantee that shares of the Combined Portfolio (Prudential) will not lose value. This means that the value of the Combined Portfolio (Prudential)’s investments, and therefore, the value of the Combined Portfolio (Prudential)’s shares, may fluctuate.

Comparison of Investment Management Fees and Total Fund Operating Expenses

As of June 30, 2021, the contractual investment management fee rate for the Acquiring Portfolio is lower than that for the Prudential Portfolio. However, the effective investment management fee rate for the Prudential Portfolio will be lower than that of the Acquiring Portfolio. In addition, the effective investment management fee rate for the Prudential Portfolio is expected to be lower than that of the Combined Portfolio (Prudential) after the Reorganization is completed. Contractual investment management fees are the management fees paid to the Manager and do not reflect any waivers or reimbursements. Effective investment management fees are the management fees paid to the Manager that take into account any applicable waiver or reimbursement. Additionally, assuming completion of the Reorganization on June 30, 2021, based on assets under management for each of the Portfolios on that date, the pro forma annualized total net expense ratio of the Combined Portfolio (Prudential) is lower than the annualized total net expense ratio of the Prudential Portfolio, and is expected to continue to be lower following completion of the Reorganization. While it is expected that the effective investment management fee rate for the Combined Portfolio (Prudential) will not be lower than that of the Prudential Portfolio, the Combined Portfolio (Prudential) is expected to have a lower total net operating expense ratio than the Prudential Portfolio after consummation of the Reorganization. As such, Prudential Portfolio shareholders are expected to benefit from such lower net operating expenses.

The following table describes the fees and expenses that owners of certain annuity contracts and variable life insurance policies (the “Contracts”) may pay if they invest in the Prudential Portfolio or the Acquiring Portfolio, as well as the projected fees and expenses of the Combined Portfolio (Prudential) after the Reorganization. The following table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees
(fees paid directly from your investment)

	Prudential Portfolio		Acquiring Portfolio		Combined Portfolio (Prudential) (Pro Forma Surviving)
Maximum sales charge (load) imposed on purchases	NA	*	NA	*	NA	*
Maximum deferred sales charge (load)	NA	*	NA	*	NA	*
Maximum sales charge (load) imposed on reinvested dividends	NA	*	NA	*	NA	*
Redemption Fee	NA	*	NA	*	NA	*
Exchange Fee	NA	*	NA	*	NA	*

* Because shares of both the Prudential Portfolio and the Acquiring Portfolio are purchased through Contracts, the relevant Contract prospectus should be carefully reviewed for information on the charges and expenses of the Contract. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses (as of June 30, 2021)
(expenses that are deducted from Portfolio assets)

	Prudential Portfolio		Acquiring Portfolio (Class I)	Combined Portfolio (Prudential) (Class I Pro Forma Surviving)
Management Fees	0.46%		0.40%	0.40%
Distribution and/or Service Fees (12b-1 Fees)	None		None	None
Other Expenses	1.36%		0.03%	0.03%
Total Annual Portfolio Operating Expenses	1.82%		0.43%	0.43%
Fee Waiver and/or Expense Reimbursement	(1.22	)%(1)	None	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%		0.43%	0.43%

(1) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Prudential Portfolio, so that the Prudential Portfolio’s investment management fee and other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Prudential Portfolio expenses, such as dividend and interest expense and broker charges on short sales) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) do not exceed 0.60% of the Prudential Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

Expense Examples

The examples assume that you invest $10,000 in each of the Portfolios for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Portfolio’s total operating expenses remain the same, and include the contractual expense cap only for the one-year period for the Prudential Portfolio, the Acquiring Portfolio and the Combined Portfolio (Prudential) (Pro Forma Surviving). These examples do not reflect any charges or expenses for the Contracts. The expenses shown below would be higher if these charges or expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Prudential Portfolio(1)	$61	$454	$871	$2,037
Acquiring Portfolio Class I(1)	44	138	241	542
Combined Portfolio (Prudential) (Class I Pro Forma Surviving)(1)	44	138	241	542

(1) Based on total annual operating expense ratios reflected in the summary section of this Prospectus/Proxy Statement entitled “Annual Portfolio Operating Expenses (as of June 30, 2021).”

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when each buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect a portfolio’s performance. During the most recent fiscal year ended December 31, 2020, the Prudential Portfolio’s turnover rate was 30% of the average value of its portfolio, and the Acquiring Portfolio’s turnover rate was 35% of the average value of its portfolio.

Reorganization Details and Reasons for the Reorganization

Assuming completion of the Reorganization, shareholders of the Prudential Portfolio will have their shares exchanged for shares of the Acquiring Portfolio of equal dollar value based upon the value of the shares at the time the Prudential Portfolio’s assets are transferred to the Acquiring Portfolio and the Prudential Portfolio’s liabilities are assumed by the Acquiring Portfolio. After the transfer of assets, assumption of liabilities, and exchange of shares have been completed, the Prudential Portfolio will be liquidated and dissolved. As a result of the Reorganization, you will cease to be a beneficial shareholder of the Prudential Portfolio and will become a beneficial shareholder of the Acquiring Portfolio. Currently, $5,500,000, or approximately 46% of the Prudential Portfolio consists of seed capital invested in the Prudential Portfolio by the relevant insurance company (or its affiliates) upon the creation of the Portfolio. As part of the Reorganization, such seed capital is expected to be redeemed out of the Prudential Portfolio. The Manager will coordinate with the insurance company (or its affiliates) and the Prudential Portfolio’s subadviser(s) to ensure such redemption of seed capital is completed in a manner that mitigates any negative impact to shareholders.

Both the Prudential Portfolio and the Acquiring Portfolio serve as underlying mutual funds for the Contracts issued by “Participating Insurance Companies.” Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the applicable Portfolio through the Contracts and should consider themselves shareholders of the applicable Portfolio for purposes of this Prospectus/Proxy Statement.

For the reasons set forth in the “Information About the Reorganization—Reasons for the Reorganization” section, the Board has determined that the Reorganization is in the best interests of the shareholders of each of the Portfolios, and has also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Reorganization.

The Board of Trustees of the Advanced Series Trust, on behalf of the Prudential Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

In deciding whether to vote to approve the Plan, you should consider the information considered by the Board and the information provided in this Prospectus/Proxy Statement.

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO SUMMARY

This section is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (Exhibit A) and the Prospectus for the Acquiring Portfolio (Exhibit B).

As explained in more detail below, you are being asked to consider and approve the Plan with respect to the T. Rowe Portfolio for which you are a beneficial shareholder. Shareholder approval of the Plan and consummation of the Reorganization will have the effect of reorganizing the T. Rowe Portfolio into the Acquiring Portfolio, resulting in a single mutual fund.

As further explained in “Management of the Target Portfolios and the Acquiring Portfolio,” PGIM Investments serves as the sole investment manager of the T. Rowe Portfolio and the Acquiring Portfolio. The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio (T. Rowe).” The information provided in this section regarding the Combined Portfolio (T. Rowe) reflects the expected outcome if only the Reorganization of the T. Rowe Portfolio occurs. The section below titled “Summary—Combined Portfolio” reflects the expected outcome if each of the Reorganizations discussed in this Prospectus/Proxy Statement is approved. Since the completion of any one Reorganization is not dependent upon completion of any or all of the other Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.

The T. Rowe Portfolio and the Acquiring Portfolio are managed under a manager-of-managers structure, which means that the Manager has engaged each subadviser listed below to conduct the investment program of the relevant Portfolio, including the purchase, retention, and sale of portfolio securities and other financial instruments. The T. Rowe Portfolio and the Acquiring Portfolio have the same distribution and purchase procedures and exchange rights, and redemption procedures.

Portfolio	Subadvisers
AST T. Rowe Price Corporate Bond Portfolio	T. Rowe Price Associates, Inc. (“T. Rowe Price”)
PSF PGIM Total Return Bond Portfolio	PGIM(1)
Combined Portfolio (T. Rowe)	PGIM(1)

(1) PGIM Limited, an affiliate of PGIM, serves as sub-subadviser to the Acquiring Portfolio and will serve as sub-subadviser to the Combined Portfolio (T. Rowe).

Because of the federal tax-deferred treatment applicable to the Contracts, completion of the Reorganization is not expected to result in taxable gains or losses or capital gains or losses, for U.S. federal income tax purposes, to Contract owners that beneficially own shares of the T. Rowe Portfolio immediately prior to the Reorganization.

Comparison of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the T. Rowe Portfolio and Acquiring Portfolio are similar. The investment objective of the T. Rowe Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation. The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital. The investment objectives of the T. Rowe Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios also have substantially similar principal investment strategies. The T. Rowe Portfolio and the Acquiring Portfolio each employ a fixed income strategy by investing at least 80% of its assets in fixed income securities. Further, the T. Rowe Portfolio and the Acquiring Portfolio seek income and capital preservation. In addition, the T. Rowe Portfolio and the Acquiring Portfolio may invest up to 30% in non-investment grade securities and non-US securities. While the expected normal market exposure for the Acquiring Portfolio is 80% in bonds, the T. Rowe Portfolio is expected to have 80% market exposure specifically in corporate bonds.

As explained above, as of the effective date of the Reorganization, the Combined Portfolio (T. Rowe) will be managed by the Acquiring Portfolio’s subadviser, PGIM, according to the investment objective and principal investment strategies of the Acquiring Portfolio.

Principal Risks of the Portfolios

The principal risks associated with the T. Rowe Portfolio and the Acquiring Portfolio are substantially similar. Both Portfolios are subject to asset-backed and/or mortgage-backed securities risk, derivatives risk, economic and market events risk, expense risk, fixed income securities risk, foreign investment risk, high yield risk, liquidity and valuation risk, market and management risk, and regulatory risk. In addition, the Target Portfolio, but not the Acquiring Portfolio, is subject to emerging markets risk, focus risk, selection risk, senior loan risk, and US government securities risk as principal risks. The Combined Portfolio (T. Rowe) will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete. Detailed descriptions of the principal risks associated with the T. Rowe Portfolio and the Acquiring Portfolio are set forth in (i) this Prospectus/Proxy Statement under the caption “Comparison of the T. Rowe Portfolio and the Acquiring

Portfolio—Principal Risks of the Portfolios;” and (ii) the summary prospectus for the Acquiring Portfolio attached as Exhibit B to this Prospectus/Proxy Statement.

There is no guarantee that shares of the Combined Portfolio (T. Rowe) will not lose value. This means that the value of the Combined Portfolio (T. Rowe)’s investments, and therefore, the value of the Combined Portfolio (T. Rowe)’s shares, may fluctuate.

Comparison of Investment Management Fees and Total Fund Operating Expenses

As of June 30, 2021, the contractual investment management fee rate for the Acquiring Portfolio is lower than that for the T. Rowe Portfolio. However, the effective investment management fee rate for the T. Rowe Portfolio will be lower than that of the Acquiring Portfolio. In addition, the effective investment management fee rate for the T. Rowe Portfolio is expected to be lower than that of the Combined Portfolio (T. Rowe) after the Reorganization is completed. Contractual investment management fees are the management fees paid to the Manager and do not reflect any waivers or reimbursements. Effective investment management fees are the management fees paid to the Manager that take into account any applicable waiver or reimbursement. Additionally, assuming completion of the Reorganization on June 30, 2021, based on assets under management for each of the Portfolios on that date, the pro forma annualized total net expense ratio of the Combined Portfolio (T. Rowe) is lower than the annualized total net expense ratio of the T. Rowe Portfolio, and is expected to continue to be lower following completion of the Reorganization. While it is expected that the effective investment management fee rate for the Combined Portfolio (T. Rowe) will not be lower than that of the T. Rowe Portfolio, the Combined Portfolio (T. Rowe) is expected to have a lower total net operating expense ratio than the T. Rowe Portfolio after consummation of the Reorganization. As such, T. Rowe Portfolio shareholders are expected to benefit from such lower net operating expenses.

The following table describes the fees and expenses that owners of certain annuity contracts and variable life insurance policies (the “Contracts”) may pay if they invest in the T. Rowe Portfolio or the Acquiring Portfolio, as well as the projected fees and expenses of the Combined Portfolio (T. Rowe) after the Reorganization. The following table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees
(fees paid directly from your investment)

	T. Rowe Portfolio		Acquiring Portfolio		Combined Portfolio (T. Rowe) (Pro Forma Surviving)
Maximum sales charge (load) imposed on purchases	NA	*	NA	*	NA	*
Maximum deferred sales charge (load)	NA	*	NA	*	NA	*
Maximum sales charge (load) imposed on reinvested dividends	NA	*	NA	*	NA	*
Redemption Fee	NA	*	NA	*	NA	*
Exchange Fee	NA	*	NA	*	NA	*

* Because shares of both the T. Rowe Portfolio and the Acquiring Portfolio are purchased through Contracts, the relevant Contract prospectus should be carefully reviewed for information on the charges and expenses of the Contract. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses (as of June 30, 2021)
(expenses that are deducted from Portfolio assets)

	T. Rowe Portfolio		Acquiring Portfolio (Class I)	Combined Portfolio (T. Rowe) (Class I Pro Forma Surviving)
Management Fees	0.53%		0.40%	0.40%
Distribution and/or Service Fees (12b-1 Fees)	None		None	None
Other Expenses	1.88%		0.03%	0.03%
Total Annual Portfolio Operating Expenses	2.41%		0.43%	0.43%
Fee Waiver and/or Expense Reimbursement	(1.81	)%(1)	None	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%		0.43%	0.43%

(1) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the T. Rowe Portfolio, so that the T. Rowe Portfolio’s investment management fee and other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other T. Rowe Portfolio expenses, such as dividend and interest expense and broker charges on short sales) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) do not exceed 0.60% of the T. Rowe Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

Expense Examples

The examples assume that you invest $10,000 in each of the Portfolios for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Portfolio’s total operating expenses remain the same, and include the contractual expense cap only for the one-year period for the T. Rowe Portfolio, the Acquiring Portfolio and the Combined Portfolio (T. Rowe) (Pro Forma Surviving). These examples do not reflect any charges or expenses for the Contracts. The expenses shown below would be higher if these charges or expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
T. Rowe Portfolio(1)	$61	$578	$1,121	$2,608
Acquiring Portfolio Class I(1)	44	138	241	542
Combined Portfolio (T. Rowe) (Class I Pro Forma Surviving)(1)	44	138	241	542

(1) Based on total annual operating expense ratios reflected in the summary section of this Prospectus/Proxy Statement entitled “Annual Portfolio Operating Expenses (as of June 30, 2021).”

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when each buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect a portfolio’s performance. During the most recent fiscal year ended December 31, 2020, the T. Rowe Portfolio’s turnover rate was 73% of the average value of its portfolio, and the Acquiring Portfolio’s turnover rate was 35% of the average value of its portfolio.

Reorganization Details and Reasons for the Reorganization

Assuming completion of the Reorganization, shareholders of the T. Rowe Portfolio will have their shares exchanged for shares of the Acquiring Portfolio of equal dollar value based upon the value of the shares at the time the T. Rowe Portfolio’s assets are transferred to the Acquiring Portfolio and the T. Rowe Portfolio’s liabilities are assumed by the Acquiring Portfolio. After the transfer of assets, assumption of liabilities, and exchange of shares have been completed, the T. Rowe Portfolio will be liquidated and dissolved. As a result of the Reorganization, you will cease to be a beneficial shareholder of the T. Rowe Portfolio and will become a beneficial shareholder of the Acquiring Portfolio.

Both the T. Rowe Portfolio and the Acquiring Portfolio serve as underlying mutual funds for the Contracts issued by “Participating Insurance Companies.” Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the applicable Portfolio through the Contracts and should consider themselves shareholders of the applicable Portfolio for purposes of this Prospectus/Proxy Statement. Currently, $5,400,000, or approximately 64% of the T. Rowe Portfolio consists of seed capital invested in the T. Rowe Portfolio by the relevant insurance company (or its affiliates) upon the creation of the Portfolio. As part of the Reorganization, such seed capital is expected to be redeemed out of the T. Rowe Portfolio. The Manager will coordinate with the insurance company (or its affiliates) and the T. Rowe Portfolio’s subadviser(s) to ensure such redemption of seed capital is completed in a manner that mitigates any negative impact to shareholders.

For the reasons set forth in the “Information About the Reorganization—Reasons for the Reorganization” section, the Board has determined that the Reorganization is in the best interests of the shareholders of each of the Portfolios, and has also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Reorganization.

The Board of Trustees of the Advanced Series Trust, on behalf of the T. Rowe Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

In deciding whether to vote to approve the Plan, you should consider the information considered by the Board and the information provided in this Prospectus/Proxy Statement.

AST WESTERN ASSET CORPORATE BOND PORTFOLIO SUMMARY

This section is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (Exhibit A) and the Prospectus for the Acquiring Portfolio (Exhibit B).

As explained in more detail below, you are being asked to consider and approve the Plan with respect to the Western Portfolio for which you are a beneficial shareholder. Shareholder approval of the Plan and consummation of the Reorganization will have the effect of reorganizing the Western Portfolio into the Acquiring Portfolio, resulting in a single mutual fund.

As further explained in “Management of the Target Portfolios and the Acquiring Portfolio,” PGIM Investments serves as the sole investment manager of the Western Portfolio and the Acquiring Portfolio. The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio (Western).” The information provided in this section regarding the Combined Portfolio (Western) reflects the expected outcome if only the Reorganization of the Western Portfolio occurs. The section below titled “Summary—Combined Portfolio” reflects the expected outcome if each of the Reorganizations discussed in this Prospectus/Proxy Statement is approved. Since the completion of any one Reorganization is not dependent upon completion of any or all of the other Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.

The Western Portfolio and the Acquiring Portfolio are managed under a manager-of-managers structure, which means that the Manager has engaged each subadviser listed below to conduct the investment program of the relevant Portfolio, including the purchase, retention, and sale of portfolio securities and other financial instruments. The Western Portfolio and the Acquiring Portfolio have the same distribution and purchase procedures and exchange rights, and redemption procedures.

Portfolio	Subadvisers
AST Western Asset Corporate Bond Portfolio

Western Asset Management Company, LLC; Western Asset Management Company Limited — UK; Western Asset Management Company Ltd. — Japan; Western Asset Management Company Pte. Ltd. — Singapore (collectively, “Western Asset”)

PSF PGIM Total Return Bond Portfolio	PGIM(1)
Combined Portfolio (Western)	PGIM(1)

(1) PGIM Limited, an affiliate of PGIM, serves as sub-subadviser to the Acquiring Portfolio and will serve as sub-subadviser to the Combined Portfolio (Western).

Because of the federal tax-deferred treatment applicable to the Contracts, completion of the Reorganization is not expected to result in taxable gains or losses or capital gains or losses, for U.S. federal income tax purposes, to Contract owners that beneficially own shares of the Western Portfolio immediately prior to the Reorganization.

Comparison of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the Western Portfolio and Acquiring Portfolio are similar. The investment objective of the Western Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation. The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital. The investment objectives of the Western Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios also have substantially similar principal investment strategies. The Western Portfolio and the Acquiring Portfolio each employ a fixed income strategy by investing at least 80% of its assets in fixed income securities. Further, the Western Portfolio and the Acquiring Portfolio seek income and capital preservation. In addition, the Western Portfolio and the Acquiring Portfolio may invest up to 30% in non-investment grade securities and non-US securities. While the expected normal market exposure for the Acquiring Portfolio is 80% in bonds, the Western Portfolio is expected to have 80% market exposure specifically in corporate bonds.

As explained above, as of the effective date of the Reorganization, the Combined Portfolio (Western) will be managed by the Acquiring Portfolio’s subadviser, PGIM, according to the investment objective and principal investment strategies of the Acquiring Portfolio.

Principal Risks of the Portfolios

The principal risks associated with the Western Portfolio and the Acquiring Portfolio are substantially similar. Both Portfolios are subject to asset-backed and/or mortgage-backed securities risk, derivatives risk, economic and market events risk, expense risk, fixed income securities risk, foreign investment risk, high yield risk, liquidity and valuation risk, market and management risk, and regulatory risk. In addition, the Target Portfolio, but not the Acquiring Portfolio, is subject to emerging markets risk, focus risk, selection risk, senior loan risk, and US government securities risk as principal risks. The Combined Portfolio (Western) will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete. Detailed descriptions of the principal risks associated with the Western Portfolio and the Acquiring

Portfolio are set forth in (i) this Prospectus/Proxy Statement under the caption “Comparison of the Western Portfolio and the Acquiring Portfolio—Principal Risks of the Portfolios;” and (ii) the summary prospectus for the Acquiring Portfolio attached as Exhibit B to this Prospectus/Proxy Statement.

There is no guarantee that shares of the Combined Portfolio (Western) will not lose value. This means that the value of the Combined Portfolio (Western)’s investments, and therefore, the value of the Combined Portfolio (Western)’s shares, may fluctuate.

Comparison of Investment Management Fees and Total Fund Operating Expenses

As of June 30, 2021, the contractual investment management fee rate for the Acquiring Portfolio is lower than that for the Western Portfolio. However, the effective investment management fee rate for the Western Portfolio will be lower than that of the Acquiring Portfolio. In addition, the effective investment management fee rate for the Western Portfolio is expected to be lower than that of the Combined Portfolio (Western) after the Reorganization is completed. Contractual investment management fees are the management fees paid to the Manager and do not reflect any waivers or reimbursements. Effective investment management fees are the management fees paid to the Manager that take into account any applicable waiver or reimbursement. Additionally, assuming completion of the Reorganization on June 30, 2021, based on assets under management for each of the Portfolios on that date, the pro forma annualized total net expense ratio of the Combined Portfolio (Western) is lower than the annualized total net expense ratio of the Western Portfolio, and is expected to continue to be lower following completion of the Reorganization. While it is expected that the effective investment management fee rate for the Combined Portfolio (Western) will not be lower than that of the Western Portfolio, the Combined Portfolio (Western) is expected to have a lower total net operating expense ratio than the Western Portfolio after consummation of the Reorganization. As such, Western Portfolio shareholders are expected to benefit from such lower net operating expenses.

The following table describes the fees and expenses that owners of certain annuity contracts and variable life insurance policies (the “Contracts”) may pay if they invest in the Western Portfolio or the Acquiring Portfolio, as well as the projected fees and expenses of the Combined Portfolio (Western) after the Reorganization. The following table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the Reorganization. See your Contract prospectus for more information about Contract charges.

Shareholder Fees
(fees paid directly from your investment)

	Western Portfolio		Acquiring Portfolio		Combined Portfolio (Western) (Pro Forma Surviving)
Maximum sales charge (load) imposed on purchases	NA	*	NA	*	NA	*
Maximum deferred sales charge (load)	NA	*	NA	*	NA	*
Maximum sales charge (load) imposed on reinvested dividends	NA	*	NA	*	NA	*
Redemption Fee	NA	*	NA	*	NA	*
Exchange Fee	NA	*	NA	*	NA	*

* Because shares of both the Western Portfolio and the Acquiring Portfolio are purchased through Contracts, the relevant Contract prospectus should be carefully reviewed for information on the charges and expenses of the Contract. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses (as of June 30, 2021)
(expenses that are deducted from Portfolio assets)

	Western Portfolio		Acquiring Portfolio (Class I)	Combined Portfolio (Western) (Class I Pro Forma Surviving)
Management Fees	0.53%		0.40%	0.40%
Distribution and/or Service Fees (12b-1 Fees)	None		None	None
Other Expenses	1.79%		0.03%	0.03%
Total Annual Portfolio Operating Expenses	2.32%		0.43%	0.43%
Fee Waiver and/or Expense Reimbursement	(1.72	)%(1)	None	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%		0.43%	0.43%

(1) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Western Portfolio, so that the Western Portfolio’s investment management fee and other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Western Portfolio expenses, such as dividend and interest expense and broker charges on short sales) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) do not exceed 0.60% of the Western Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

Expense Examples

The examples assume that you invest $10,000 in each of the Portfolios for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Portfolio’s total operating expenses remain the same, and include the contractual expense cap only for the one-year period for the Western Portfolio, the Acquiring Portfolio and the Combined Portfolio (Western) (Pro Forma Surviving). These examples do not reflect any charges or expenses for the Contracts. The expenses shown below would be higher if these charges or expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Western Portfolio(1)	$61	$559	$1,083	$2,523
Acquiring Portfolio Class I(1)	44	138	241	542
Combined Portfolio (Western) (Class I Pro Forma Surviving)(1)	44	138	241	542

(1) Based on total annual operating expense ratios reflected in the summary section of this Prospectus/Proxy Statement entitled “Annual Portfolio Operating Expenses (as of June 30, 2021).”

Portfolio Turnover

The Portfolios pay transaction costs, such as commissions, when each buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect a portfolio’s performance. During the most recent fiscal year ended December 31, 2020, the Western Portfolio’s turnover rate was 56% of the average value of its portfolio, and the Acquiring Portfolio’s turnover rate was 35% of the average value of its portfolio.

Reorganization Details and Reasons for the Reorganization

Assuming completion of the Reorganization, shareholders of the Western Portfolio will have their shares exchanged for shares of the Acquiring Portfolio of equal dollar value based upon the value of the shares at the time the Western Portfolio’s assets are transferred to the Acquiring Portfolio and the Western Portfolio’s liabilities are assumed by the Acquiring Portfolio. After the transfer of assets, assumption of liabilities, and exchange of shares have been completed, the Western Portfolio will be liquidated and dissolved. As a result of the Reorganization, you will cease to be a beneficial shareholder of the Western Portfolio and will become a beneficial shareholder of the Acquiring Portfolio.

Both the Western Portfolio and the Acquiring Portfolio serve as underlying mutual funds for the Contracts issued by “Participating Insurance Companies.” Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the applicable Portfolio through the Contracts and should consider themselves shareholders of the applicable Portfolio for purposes of this Prospectus/Proxy Statement. Currently, $5,400,000, or approximately 60% of the Western Portfolio consists of seed capital invested in the Western Portfolio by the relevant insurance company (or its affiliates) upon the creation of the Portfolio. As part of the Reorganization, such seed capital is expected to be redeemed out of the Western Portfolio. The Manager will coordinate with the insurance company (or its affiliates) and the Western Portfolio’s subadviser(s) to ensure such redemption of seed capital is completed in a manner that mitigates any negative impact to shareholders.

For the reasons set forth in the “Information About the Reorganization—Reasons for the Reorganization” section, the Board has determined that the Reorganization is in the best interests of the shareholders of each of the Portfolios, and has also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Reorganization.

The Board of Trustees of the Advanced Series Trust, on behalf of the Western Portfolio, has approved the Plan and unanimously recommends that you vote to approve the Plan.

In deciding whether to vote to approve the Plan, you should consider the information considered by the Board and the information provided in this Prospectus/Proxy Statement.

COMBINED PORTFOLIO SUMMARY

This section is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (Exhibit A) and the Prospectus for the Acquiring Portfolio (Exhibit B).

As explained in more detail below, assuming each Reorganization described in this Prospectus/Proxy Statement is approved by shareholders, shareholder approval of the Plan and consummation of the Reorganizations will have the effect of reorganizing each Target Portfolio into the Acquiring Portfolio, resulting in a single mutual fund.

As further explained in “Management of the Target Portfolios and the Acquiring Portfolio,” PGIM Investments serves as the sole investment manager of the Target Portfolios and the Acquiring Portfolio. The Acquiring Portfolio will be the accounting and performance survivor of the Reorganization, and the combined portfolio resulting from the Reorganization is sometimes referred to herein as the “Combined Portfolio.” Since the completion of any one Reorganization is not dependent upon completion of any or all of the other Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.

The Target Portfolios and the Acquiring Portfolio are managed under a manager-of-managers structure, which means that the Manager has engaged each subadviser listed below to conduct the investment program of the relevant Portfolio, including the purchase, retention, and sale of portfolio securities and other financial instruments. The Target Portfolios and the Acquiring Portfolio have the same distribution and purchase procedures and exchange rights, and redemption procedures.

Portfolio	Subadvisers
AST BlackRock Corporate Bond Portfolio	BlackRock
AST PIMCO Corporate Bond Portfolio	PIMCO
AST Prudential Corporate Bond Portfolio	PGIM; PGIML
AST T. Rowe Price Corporate Bond Portfolio	T. Rowe Price
AST Western Asset Corporate Bond Portfolio	Western Asset
PSF PGIM Total Return Bond Portfolio	PGIM(1)
Combined Portfolio	PGIM(1)

(1) PGIML, an affiliate of PGIM, serves as sub-subadviser to the Acquiring Portfolio and will serve as sub-subadviser to the Combined Portfolio.

Because of the federal tax-deferred treatment applicable to the Contracts, completion of the Reorganization is not expected to result in taxable gains or losses or capital gains or losses, for U.S. federal income tax purposes, to Contract owners that beneficially own shares of the Target Portfolios immediately prior to the Reorganization.

Comparison of Investment Management Fees and Total Fund Operating Expenses

As of June 30, 2021, the contractual investment management fee rate for the Acquiring Portfolio is lower than the contractual investment fees for each of the Target Portfolios. However, the effective investment management fee rate for each of the Target Portfolios will be lower than that of the Acquiring Portfolio. In addition, the effective investment management fee rate for each of the Target Portfolios is expected to be lower than that of the Combined Portfolio after the Reorganization is completed. Contractual investment management fees are the management fees paid to the Manager and do not reflect any waivers or reimbursements. Effective investment management fees are the management fees paid to the Manager that take into account any applicable waiver or reimbursement. Additionally, assuming completion of the Reorganizations on June 30, 2021, based on assets under management for each of the Portfolios on that date, the pro forma annualized total net expense ratio of the Combined Portfolio is lower than the annualized total net expense ratio of the Target Portfolios, and is expected to continue to be lower following completion of the Reorganization. While it is expected that the effective investment management fee rate for the Combined Portfolio will not be lower than that of each of the Target Portfolios, the Combined Portfolio is expected to have a lower total net operating expense ratio than each of the Target Portfolios after consummation of the Reorganization. As such, each of the Target Portfolios shareholders are expected to benefit from such lower net operating expenses.

Since the completion of any one Reorganization is not dependent upon completion of any or all of the other Reorganizations, there are combinations of Reorganizations that may occur in addition to what is presented.

The following table describes the fees and expenses that owners of certain annuity contracts and variable life insurance policies (the “Contracts”) may pay if they invest in the Target Portfolios or the Acquiring Portfolio, as well as the projected fees and expenses of the Combined Portfolio after the Reorganizations. The following table does not reflect any Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth below. The Contract charges will not change as a result of the Reorganizations. See your Contract prospectus for more information about Contract charges.

Shareholder Fees
(fees paid directly from your investment)

	BlackRock Portfolio		PIMCO Portfolio		Prudential Portfolio		T. Rowe Portfolio		Western Portfolio		Acquiring Portfolio		Combined Portfolio (Pro Forma Surviving)
Maximum sales charge (load) imposed on purchases	NA	*	NA	*	NA	*	NA	*	NA	*	NA	*	NA	*
Maximum deferred sales charge (load)	NA	*	NA	*	NA	*	NA	*	NA	*	NA	*	NA	*
Maximum sales charge (load) imposed on reinvested dividends	NA	*	NA	*	NA	*	NA	*	NA	*	NA	*	NA	*
Redemption Fee	NA	*	NA	*	NA	*	NA	*	NA	*	NA	*	NA	*
Exchange Fee	NA	*	NA	*	NA	*	NA	*	NA	*	NA	*	NA	*

* Because shares of each of the Target Portfolios and the Acquiring Portfolio are purchased through Contracts, the relevant Contract prospectus should be carefully reviewed for information on the charges and expenses of the Contract. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

Annual Portfolio Operating Expenses (as of June 30, 2021)
(expenses that are deducted from Portfolio assets)

	BlackRock Portfolio		PIMCO Portfolio		Prudential Portfolio		T. Rowe Portfolio		Western Portfolio		Acquiring Portfolio	Combined Portfolio (Pro Forma Surviving)
Management Fees	0.53%		0.53%		0.46%		0.53%		0.53%		0.40%	0.40%
Distribution and/or Service Fees (12b-1 Fees)	None		None		None		None		None		None	None
Other Expenses	1.88%		1.73%		1.36%		1.88%		1.79%		0.03%	0.03%
Total Annual Portfolio Operating Expenses	2.41%		2.26%		1.82%		2.41%		2.32%		0.43%	0.43%
Fee Waiver and/or Expense Reimbursement	(1.81	)%(1)	(1.66	)%(1)	(1.22	)%(1)	(1.81	)%(1)	(1.72	)%(1)	None	None
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%		0.60%		0.60%		0.60%		0.60%		0.43%	0.43%

(1) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of a Target Portfolio, so that the Target Portfolio’s investment management fee and other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Target Portfolio expenses, such as dividend and interest expense and broker charges on short sales) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) do not exceed 0.60% of the Target Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

Expense Examples

The examples assume that you invest $10,000 in each of the Portfolios for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Portfolio’s total operating expenses remain the same, and include the contractual expense cap only for the one-year period for the Target Portfolios, the Acquiring Portfolio and the Combined Portfolio (Pro Forma Surviving). These examples do not reflect any charges or expenses for the Contracts. The expenses shown below would be higher if these charges or expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
BlackRock Portfolio(1)	$61	$578	$1,121	$2,608
PIMCO Portfolio(1)	61	546	1,058	2,466
Prudential Portfolio(1)	61	454	871	2,037
T. Rowe Portfolio(1)	61	578	1,121	2,608
Western Portfolio(1)	61	559	1,083	2,523
Acquiring Portfolio Class I(1)	44	138	241	542
Combined Portfolio (Class I Pro Forma Surviving)(1)	44	138	241	542

(1) Based on total annual operating expense ratios reflected in the summary section of this Prospectus/Proxy Statement entitled “Annual Portfolio Operating Expenses (as of June 30, 2021).”

Reorganization Details and Reasons for the Reorganizations

Assuming completion of the Reorganizations, shareholders of the Target Portfolios will have their shares exchanged for shares of the Acquiring Portfolio of equal dollar value based upon the value of the shares at the time of each Target Portfolio’s assets are transferred to the Acquiring Portfolio and each of the Target Portfolio’s liabilities are assumed by the Acquiring Portfolio. After the transfer of assets, assumption of liabilities, and exchange of shares have been completed, the Target Portfolios will be liquidated and dissolved. As a result of the Reorganizations, you will cease to be a beneficial shareholder of the relevant Target Portfolio and will become a beneficial shareholder of the Acquiring Portfolio.

The Target Portfolios and the Acquiring Portfolio serve as underlying mutual funds for the Contracts issued by “Participating Insurance Companies.” Each Participating Insurance Company holds assets invested in these Contracts in various separate accounts, each of which is divided into sub-accounts investing exclusively in a mutual fund or in a portfolio of a mutual fund. Therefore, Contract owners who have allocated their account values to applicable sub-accounts are indirectly invested in the applicable Portfolio through the Contracts and should consider themselves shareholders of the applicable Portfolio for purposes of this Prospectus/Proxy Statement.

For the reasons set forth in the “Information About the Reorganization—Reasons for the Reorganizations” section, the Board has determined that the Reorganizations are in the best interests of the shareholders of each of the Portfolios, and has also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Reorganizations.

The Board of Trustees of the Advanced Series Trust, on behalf of the Target Portfolios, has approved the Plan and unanimously recommends that you vote to approve the Plan.

In deciding whether to vote to approve the Plan, you should consider the information considered by the Board and the information provided in this Prospectus/Proxy Statement.

INFORMATION ABOUT THE REORGANIZATIONS

This section describes the Reorganizations for the Target Portfolios and the Acquiring Portfolio. This section is only a summary of the Plan. You should read the actual Plan attached as Exhibit A.

Reasons for the Reorganization

Based on a recommendation of the Manager of the Target Portfolios, the Board, including the Trustees who are not “interested persons” of the Trust or Fund within the meaning of the Investment Company Act of 1940 (collectively, the “Independent Trustees”), has unanimously approved the Reorganizations. The Target Portfolios were originally offered with the MyRock Annuity product and optional Defined Income annuity benefit. Prudential Annuities closed the Defined Income optional benefit to new sales on December 31, 2020, and while the MyRock annuity product continues to be available for new sales, the Manager is not expecting a material change in the sales opportunities for the Target Portfolios and expects the Target Portfolios to remain sub-scale for the foreseeable future. Sub-scale portfolios are limited in the types of investments and strategies that can be implemented and, therefore, are limited in the potential performance relative to a strategy that is at scale. As such, the Reorganizations are in the best interests of Target Portfolio shareholders because they will result in such shareholders becoming shareholders of a larger Combined Portfolio with expected reduced gross and net expense ratios than the Target Portfolios, increased potential for asset growth and potential for improved longer-term performance, particularly during times of market volatility. As such, the Manager is recommending the Reorganizations. The AST Board also unanimously recommends that the beneficial shareholders of the Target Portfolios approve the Reorganizations. Each of the Boards also unanimously determined that the Reorganizations would be in the best interests of the beneficial shareholders of each of the Portfolios, and that the interests of the shareholders of each of the Portfolios would not be diluted as a result of the Reorganizations.

Based on detailed information the Manager provided the Board regarding each of the Target Portfolios and the Acquiring Portfolio, the Reorganizations are expected to benefit Target Portfolio shareholders for a number of reasons including:

• The Combined Portfolio will be larger than each of the Target Portfolios with an estimated $1,354.6 million of assets based on total assets as of June 30, 2021;

• The contractual investment management fee rates for the Acquiring Portfolio and Combined Portfolio are lower than the contractual investment management fee rate for each of the Target Portfolios;

• The total net operating expense ratio for the Combined Portfolio is lower than the total net operating expense ratio for each of the Target Portfolios and, assuming the Reorganizations had been in effect for the one-year period ended June 30, 2021, is lower than the pro forma total net operating expense ratio for each of the Target Portfolios; and

• The annualized estimated Target Portfolio shareholder savings from the Reorganizations will be approximately $72,000, based on average portfolio assets for the one-year period ended June 30, 2021.

Because of the federal tax-deferred treatment applicable to the Contracts, completion of the Reorganizations are not expected to result in taxable gains or losses or capital gains or losses, for U.S. federal income tax purposes, to Contract owners that beneficially own shares of the Target Portfolios immediately prior to the Reorganizations.

The Manager provided, and the Board considered, information regarding any potential adverse impact to shareholders as a result of the Reorganizations. In connection with the Reorganizations, there will be purchases and sales of securities, which will result in costs, such as brokerage commissions. The Manager currently expects that all or substantially all of the Target Portfolios’ assets will be transferred in-kind into the Acquiring Portfolio and all or substantially all of the transactions will be made by the Combined Portfolio after the Reorganizations. Any costs for transactions prior to the Reorganization will be borne by the Target Portfolios’ shareholders, and any costs for transactions after the Reorganizations will be borne by the Combined Portfolio shareholders. Actual portfolio sales and purchases after the Reorganization will depend on portfolio composition, market conditions and other factors at the time of the Reorganization. Excluding derivatives, it is estimated that approximately 100% of the Target Portfolios securities will be transitioned to the Acquiring Portfolio in the Reorganizations. The Manager currently estimates that portfolio Repositionings after the Reorganizations will result in negligible commission costs to the Combined Portfolio. Commission costs may vary from this estimate.

For the reasons discussed above, the Board of Trustees of the Advanced Series Trust unanimously recommends that you vote FOR the Plan.

If shareholders of each of the Target Portfolios do not approve the Plan, the AST Board will consider other possible courses of action, including, among others, consolidation of the Target Portfolios with one or more portfolios of the Trust or the Fund other than the Acquiring Portfolio, or unaffiliated funds, or the liquidation of the Target Portfolios.

Closing of the Reorganizations

If shareholders of each of the Target Portfolios approve the Plan, the Reorganizations will take place after various conditions are satisfied by the Trust on behalf of the Target Portfolios and by the Fund on behalf of the the Acquiring Portfolio, including the preparation of certain documents. The Trust and the Fund will determine a specific date for the actual Reorganizations to take place, which is presently expected to occur on or about February 14, 2022. This is called the “Closing Date.” If the shareholders of the Target Portfolios do not approve the Plan, the Reorganizations will not take place for the Target Portfolios, and the AST Board will consider alternative courses of actions, as described above.

If the shareholders of each of the Target Portfolios approve the Plan, the Target Portfolios will deliver to the Acquiring Portfolio all of its assets on the Closing Date, the Acquiring Portfolio will assume all of the liabilities of the Target Portfolios on the Closing Date, and the Acquiring

Portfolio will issue the Acquiring Portfolio Shares to the Target Portfolios. The Acquiring Portfolio Shares received by the Target Portfolios will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolio shares that are outstanding immediately prior to the Reorganizations. The Participating Insurance Companies then will make a conforming exchange of units between the applicable sub-accounts in their separate accounts. As a result, shareholders of the Target Portfolios will beneficially own shares of the Acquiring Portfolio that, as of the date of the exchange, have an aggregate value equal to the dollar value of the assets delivered to the Target Portfolios. The stock transfer books of the Target Portfolios will be permanently closed on the closing date. Requests to transfer or redeem assets allocated to the Target Portfolios may be submitted at any time before the close of regular trading on the New York Stock Exchange on the Closing Date, and requests that are received in proper form prior to that time will be effected prior to the closing.

To the extent permitted by law, the Trust and the Fund may amend the Plan without shareholder approval. The Trust and the Fund may also agree to terminate and abandon each of the Reorganizations at any time before or, to the extent permitted by law, after the approval by shareholders of the Target Portfolios.

Expenses of the Reorganizations

All costs incurred in entering into and carrying out the terms and conditions of the Reorganizations, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing of this Prospectus/Proxy Statement and related materials, will be paid by Prudential Annuities Distributors, Inc. or its affiliates, not the Target Portfolios or the Acquiring Portfolio. The estimated expenses for this Proxy Statement, including printing and mailing, the shareholder meeting, any proxy solicitation expenses, prospectus updates and proxy solicitation is $35,000. Regardless of outcome, the Manager will pay the expenses for this Prospectus/Proxy Statement.

Transaction costs, including spreads and brokerage commissions, will be paid by the transacting portfolio. It is expected that all or substantially all of the transaction costs of the Reorganizations will be borne by the Combined Portfolio, although some derivatives and similar holdings may be repositioned prior to a Reorganization if they cannot be effectively transferred to the Acquiring Portfolio.

Certain Federal Income Tax Considerations

The Portfolios are treated as partnerships for U.S. federal income tax purposes. As a Partnership, each Portfolio’s income, gains, losses, deductions, and credits are proportionately distributed to the Participating Insurance Companies and retain the same character for Federal Income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).

Contract owners should consult the prospectuses of their respective Contracts for information on the federal income tax consequences to such owners. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in one of the Portfolios, including the application of state and local taxes.

Each of the Portfolios complies with the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”).

The Reorganizations may entail various consequences, which are discussed below under the caption “Federal Income Tax Consequences of the Reorganizations.”

Federal Income Tax Consequences of the Reorganizations

The following discussion is applicable to the Reorganizations. The Reorganizations are intended to qualify for U.S. federal income tax purposes as a tax-free transaction under the Code. In addition, assuming that the Contracts qualify for the federal tax-deferred treatment applicable to certain variable insurance products, Contract owners generally should not have any reportable gain or loss for U.S. federal income tax purposes even if the Reorganizations did not qualify as a tax-free transaction. It is a condition to each Portfolio’s obligation to complete its Reorganization that the Portfolios will have received an opinion from Goodwin Procter LLP, counsel to the Portfolios, based upon representations made by the Trust on behalf of the Target Portfolios and by the Fund on behalf of the Acquiring Portfolio, and upon certain assumptions, substantially to the effect that the transactions contemplated by the Plan should constitute a tax-free transaction for U.S. federal income tax purposes.

As set forth above, the Portfolios are treated as partnerships for U.S. federal income tax purposes. Based on such treatment and certain representations made by the Trust on behalf of the Target Portfolios and by the Fund on behalf of the Acquiring Portfolio relating to the Reorganizations, for U.S. federal income tax purposes under Sections 721 and 731 of the Code and related Code Sections (references to “shareholders” are to the Participating Insurance Companies):

1. The transfer by each of the Target Portfolios of all of its assets to the Acquiring Portfolio, in exchange solely for the Acquiring Portfolio Shares, the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolios, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Target Portfolios in complete liquidation of the Target Portfolios, should be tax-free to the shareholders of the Target Portfolio.

2. The shareholders of each of the Target Portfolios should not recognize gain or loss upon the exchange of all of their shares solely for Acquiring Portfolio Shares, as described in this Prospectus/Proxy Statement and the Plan.

3. No gain or loss should be recognized by each of the Target Portfolios upon the transfer of its assets to the Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities, if any, of each of the Target Portfolios. In addition, no gain or loss should be recognized by each of the Target Portfolios on the distribution of such Acquiring Portfolio Shares to the shareholders of the Target Portfolios (in liquidation of the Target Portfolio).

4. No gain or loss should be recognized by the Acquiring Portfolio upon the acquisition of the assets of each of the Target Portfolios in exchange solely for Acquiring Portfolio Shares and the assumption of the liabilities, if any, of the Target Portfolios.

5. The Acquiring Portfolio’s tax basis for the assets acquired from each of the Target Portfolios should be the same as the tax basis of these assets when held by the Target Portfolios immediately before the transfer, and the holding period of such assets acquired by the Acquiring Portfolio should include the holding period of such assets when held by the Target Portfolios.

6. Each of the Target Portfolios shareholder’s tax basis for the Acquiring Portfolio Shares to be received by the shareholders pursuant to the Reorganizations should be the same as its tax basis in the Target Portfolios shares exchanged therefore reduced or increased by any net decrease or increase, as the case may be, in such shareholder’s share of the liabilities of the Portfolios as a result of the Reorganizations.

7. The holding period of the Acquiring Portfolio Shares to be received by the shareholders of each of the Target Portfolios should include the holding period of their Target Portfolio shares exchanged therefor, provided such shares were held as capital assets on the date of exchange.

An opinion of counsel is not binding on the Internal Revenue Service or the courts. Shareholders of the Target Portfolios should consult their tax advisors regarding the tax consequences to them of the Reorganizations in light of their individual circumstances.

A Contract owner should consult the prospectus for his or her Contract on the federal tax consequences of owning the Contract. Contract owners should also consult their tax advisors as to state and local tax consequences, if any, of the Reorganizations, because this discussion only relates to U.S. federal income tax consequences.

Characteristics of Acquiring Portfolio Shares

The Acquiring Portfolio Shares to be distributed to Target Portfolio shareholders will have substantially identical legal characteristics as shares of beneficial interest of the Target Portfolios with respect to such matters as voting rights, accessibility, conversion rights, and transferability.

The Target Portfolios are each organized as a series of a Massachusetts business trust, and the Acquiring Portfolio is organized as a series of a Delaware statutory trust. There are no material differences between the rights of shareholders of the Portfolios.

COMPARISON OF BLACKROCK PORTFOLIO AND ACQUIRING PORTFOLIO

Additional information regarding the Acquiring Portfolio’s investments and risks, the management of the Acquiring Portfolio, the purchase and sale of Acquiring Portfolio shares, annual portfolio operating expenses, certain U.S. federal income tax considerations, and financial intermediary compensation is set forth in Exhibit B to this Prospectus/Proxy Statement.

Analysis of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the BlackRock Portfolio and Acquiring Portfolio are similar. The investment objective of the BlackRock Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation. The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital. The investment objectives of the BlackRock Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios also have substantially similar principal investment strategies. The BlackRock Portfolio and the Acquiring Portfolio each employ a fixed income strategy by investing at least 80% of its assets in fixed income securities. Further, the BlackRock Portfolio and the Acquiring Portfolio seek income and capital preservation. In addition, the BlackRock Portfolio and the Acquiring Portfolio may invest up to 30% in non-investment grade securities and non-US securities. While the expected normal market exposure for the Acquiring Portfolio is 80% in bonds, the BlackRock Portfolio is expected to have 80% market exposure specifically in corporate bonds.

As explained above, as of the effective date of the Reorganization, the Combined Portfolio will be managed by the Acquiring Portfolio’s subadviser, PGIM, according to the investment objective and principal investment strategies of the Acquiring Portfolio.

	BlackRock Portfolio	Acquiring Portfolio	Combined Portfolio
Investment Objective:	The investment objective of the BlackRock Portfolio is to maximize total	The investment objective of the Acquiring Portfolio is a high level of	The investment objective of the Combined Portfolio is a high level of

	BlackRock Portfolio	Acquiring Portfolio	Combined Portfolio
	return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation.	income over a longer term while providing reasonable safety of capital.	income over a longer term while providing reasonable safety of capital.
Principal Investment Strategies:

The BlackRock Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the BlackRock Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other collateralized debt obligations (CDOs); (iii) certain debt obligations issued or guaranteed by the US government and government-related entities, including mortgage-related securities; (iv) US government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. The BlackRock Portfolio, at times, may be concentrated in certain sectors.

The subadviser has a team of fixed income professionals, including credit analysts and traders, with experience in many sectors of the US and foreign fixed income securities markets. In determining which securities to buy and sell, the subadviser will consider, among other things, the financial history and condition, earnings trends, analysts’ recommendations, and the prospects and management of an issuer. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to assess an issuer’s prospects and to determine whether its securities are undervalued or overvalued.

In pursuing its investment objective, the BlackRock Portfolio invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in corporate bonds. For purposes of this 80% policy, corporate

In pursuing its investment objective, the Acquiring Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds.

The subadviser normally invests at least 70% of the Acquiring Portfolio’s investable assets in high-grade debt obligations and high-quality money market investments. The Acquiring Portfolio will normally invest in intermediate and long-term debt obligations. The Acquiring Portfolio will not change this policy unless it provides 60 days prior written notice to contract owners.

In managing the Acquiring Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.

The subadviser may also consider investment factors, such as expected total return, yield, spread and potential for price appreciation, as well as credit quality, maturity and risk. The Acquiring Portfolio may invest in a security based upon the

In pursuing its investment objective, the Combined Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds.

The subadviser normally invests at least 70% of the Combined Portfolio’s investable assets in high-grade debt obligations and high-quality money market investments. The Combined Portfolio will normally invest in intermediate and long-term debt obligations. The Combined Portfolio will not change this policy unless it provides 60 days prior written notice to contract owners.

In managing the Combined Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.

The subadviser may also consider investment factors, such as expected total return, yield, spread and potential for price appreciation, as well as credit quality, maturity and risk. The Combined Portfolio may invest in a security based upon the expected total return, rather than the yield of such security.

The subadviser may also utilize proprietary quantitative tools to support

BlackRock Portfolio	Acquiring Portfolio	Combined Portfolio

bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities. The BlackRock Portfolio may invest in derivative instruments, including futures, forwards, options, and swaps, to try to enhance return or to reduce (“hedge”) investment risks.

The above-described 80% policy is a non-fundamental investment policy of the BlackRock Portfolio and may be changed by the Board without shareholder approval. The BlackRock Portfolio, however, will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above. There is no guarantee that the BlackRock Portfolio will achieve its investment objective.

The BlackRock Portfolio may invest up to 10% of its net assets in instruments which are rated below investment grade or, if unrated, are considered by the subadviser to be of comparable quality to instruments rated below investment grade (commonly called “high yield” or “junk bonds”). The term “investment grade” refers to instruments which are either rated Baa or higher by Moody’s, or BBB or higher by Standard & Poor’s or Fitch, or are comparably rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, are considered by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the subadviser will treat the security as being rated in the highest rating category received from an NRSRO. The subadviser currently intends to maintain a weighted average credit quality rating of BBB+ or better with respect to instruments held by the BlackRock Portfolio.

Although the BlackRock Portfolio may invest in instruments of any duration or maturity, under normal market expected total return, rather than the yield of such security.

The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.

In general, the value of debt obligations moves in the opposite direction as interest rates—if a bond is purchased and then interest rates go up, newer bonds will be worth more relative to existing bonds because they will have a higher rate of interest. The subadviser will adjust the mix of the Acquiring Portfolio’s short-term, intermediate-term and long-term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when interest rates go up.

Investment grade debt securities are those that major rating services, like S&P or Moody’s, have rated within one of their four highest rating categories. The Acquiring Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. The subadviser may also invest up to 30% of the Acquiring Portfolio’s investable assets in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as “junk bonds.” The subadviser may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above. Debt obligations are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which the Acquiring Portfolio may invest include US relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.

In general, the value of debt obligations moves in the opposite direction as interest rates—if a bond is purchased and then interest rates go up, newer bonds will be worth more relative to existing bonds because they will have a higher rate of interest. The subadviser will adjust the mix of the Combined Portfolio’s short-term, intermediate-term and long-term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when interest rates go up.

Investment grade debt securities are those that major rating services, like S&P or Moody’s, have rated within one of their four highest rating categories. The Combined Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. The subadviser may also invest up to 30% of the Combined Portfolio’s investable assets in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as “junk bonds.” The subadviser may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above. Debt obligations are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which the Combined Portfolio may invest include US Government securities, mortgage-related securities, asset-backed securities, and corporate bonds.

The Combined Portfolio may invest without limit in debt obligations issued or guaranteed by the US Government and government-related entities. An example of a debt security that is backed

BlackRock Portfolio	Acquiring Portfolio	Combined Portfolio

conditions the dollar-weighted average effective duration of the BlackRock Portfolio, including futures positions, is expected to be within +/- one year of its secondary benchmark index, as calculated by the subadviser, with a duration of approximately 6.7 years as of December 31, 2020. The BlackRock Portfolio’s secondary custom blended index consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays US Intermediate Corporate Index (80%), and a cap of 7.5% on Financials. Duration is a measurement of a bond’s interest rate risk that considers a bond’s maturity, yield, coupon and call features. These many factors are calculated into one number that measures how sensitive a bond’s value may be to interest rate changes. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, the fact that some bonds can be prepaid by the issuer). In general, each year of duration represents an expected 1% change in the value for every 1% immediate change in interest rates. For example, if a portfolio of fixed income securities has an average duration of four years, its value can be expected to fall about 4% if interest rates rise by 1%. Conversely, the BlackRock Portfolio’s value can be expected to rise about 4% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. The dollar-weighted average effective duration of the BlackRock Portfolio may fall outside of its expected range due to market movements. If this happens, the BlackRock Portfolio’s subadviser will take action to bring the BlackRock Portfolio’s dollar-weighted average effective duration back within its expected range within a reasonable period of time.

In addition, under normal market conditions, the BlackRock Portfolio may invest subject to the following limitations:

Government securities, mortgage-related securities, asset-backed securities, and corporate bonds.

The Acquiring Portfolio may invest without limit in debt obligations issued or guaranteed by the US Government and government-related entities. An example of a debt security that is backed by the full faith and credit of the US Government is an obligation of Ginnie Mae. In addition, we may invest in US Government securities issued by other government entities, like Fannie Mae and Sallie Mae, which are not backed by the full faith and credit of the US Government. Instead, these issuers have the right to borrow from the US Treasury to meet their obligations. The Acquiring Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

The subadviser may invest up to 20% of the Acquiring Portfolio’s total assets in debt securities issued outside the US by US or foreign issuers whether or not such securities are denominated in the US dollar.

The Acquiring Portfolio may also invest in convertible debt warrants and convertible and non-convertible preferred stock of any rating. The Acquiring Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant or through a restructuring. No more than 10% of the Acquiring Portfolio’s total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises. The Acquiring Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

The subadviser may also invest in loans or assignments arranged through private negotiations between a corporation which is the borrower by the full faith and credit of the US Government is an obligation of Ginnie Mae. In addition, we may invest in US Government securities issued by other government entities, like Fannie Mae and Sallie Mae, which are not backed by the full faith and credit of the US Government. Instead, these issuers have the right to borrow from the US Treasury to meet their obligations. The Combined Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

The subadviser may invest up to 20% of the Combined Portfolio’s total assets in debt securities issued outside the US by US or foreign issuers whether or not such securities are denominated in the US dollar.

The Combined Portfolio may also invest in convertible debt warrants and convertible and non-convertible preferred stock of any rating. The Combined Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant or through a restructuring. No more than 10% of the Combined Portfolio’s total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises. The Combined Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

The subadviser may also invest in loans or assignments arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders.

The Combined Portfolio may also pursue the following types of investment strategies and/or invest in the following types of securities:

•    CDOs (including collateralized loan obligations) and other credit-related asset-backed securities. No more than 20% of the Combined Portfolio’s net assets may be invested in CDOs. Within this

BlackRock Portfolio	Acquiring Portfolio	Combined Portfolio

• Up to 15% of total assets in instruments categorized in the financial services group of industries;

• Up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers (foreign fixed income instruments), including those issued by issuers in emerging markets;

• Up to 10% of net assets in non-investment grade debt (junk bonds).

A change in the securities held by the BlackRock Portfolio is known as “portfolio turnover.” The BlackRock Portfolio may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the BlackRock Portfolio realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.

and one or more financial institutions that are the lenders.

The Acquiring Portfolio may also pursue the following types of investment strategies and/or invest in the following types of securities:

• CDOs (including collateralized loan obligations) and other credit-related asset-backed securities. No more than 20% of the Acquiring Portfolio’s net assets may be invested in CDOs. Within this limitation, the Acquiring Portfolio will primarily invest in CDOs rated AAA or AA by a major rating service.

• Alternative investment strategies—including derivatives—to try and improve the Acquiring Portfolio’s returns, to protect its assets or for short-term cash management. Derivatives include options, futures contracts, swaps and swap options.

• Forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

• Short sales. No more than 25% of the Acquiring Portfolio’s net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Acquiring Portfolio may also enter into short sales against-the-box.

• Credit-linked securities, which may be linked to one or more underlying credit default swaps.

• Repurchase agreements. The Acquiring Portfolio may participate with certain other Acquiring Portfolios of the Trust in a joint repurchase account under an order obtained from the SEC. The Acquiring Portfolio may also invest up to 30% of its net assets in reverse limitation, the Combined Portfolio will primarily invest in CDOs rated AAA or AA by a major rating service.

• Alternative investment strategies—including derivatives—to try and improve the Combined Portfolio’s returns, to protect its assets or for short-term cash management. Derivatives include options, futures contracts, swaps and swap options.

• Forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

• Short sales. No more than 25% of the Combined Portfolio’s net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Combined Portfolio may also enter into short sales against-the-box.

• Credit-linked securities, which may be linked to one or more underlying credit default swaps.

• Repurchase agreements. The Combined Portfolio may participate with certain other Combined Portfolios of the Trust in a joint repurchase account under an order obtained from the SEC. The Combined Portfolio may also invest up to 30% of its net assets in reverse repurchase agreements and dollar rolls. The Combined Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

• Illiquid investments.

The Combined Portfolio is managed by PGIM Fixed Income.

BlackRock Portfolio	Acquiring Portfolio	Combined Portfolio

repurchase agreements and dollar rolls. The Acquiring Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

• Illiquid investments.

The Acquiring Portfolio is managed by PGIM Fixed Income.

Principal Risks of the Portfolios

The table below compares the principal risks of investing in the Portfolios. All investments have risks to some degree, and it is possible that you could lose money by investing in each of the Portfolios. As previously noted, the BlackRock Portfolio and the Acquiring Portfolio have similar investment objectives and substantially similar principal investment strategies. The Combined Portfolio will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete. An investment in the BlackRock Portfolio involves substantially similar risks as an investment in the Acquiring Portfolio or the Combined Portfolio, as noted below. An investment in each of the Portfolios is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While each of the Portfolios makes every effort to achieve its objective, it can’t guarantee success.

Principal Risks	BlackRock Portfolio	Acquiring Portfolio	Combined Portfolio

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

	Yes	Yes	Yes

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

	Yes	Yes	Yes

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

	Yes	Yes	Yes

Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more

	Yes	No	No

Principal Risks	BlackRock Portfolio	Acquiring Portfolio	Combined Portfolio

developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

	Yes	Yes	Yes

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

	Yes	Yes	Yes

Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

	Yes	No	No

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

	Yes	Yes	Yes

High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

	Yes	Yes	Yes

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a

	Yes	Yes	Yes

Principal Risks	BlackRock Portfolio	Acquiring Portfolio	Combined Portfolio
liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

	Yes	Yes	Yes

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

	Yes	Yes	Yes

Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.

	Yes	No	No

Senior Loan Risk. The Portfolio’s investments in certain senior loans have many of the risk characteristics of fixed income securities, and may be subject to increased credit, interest rate and liquidity risks. The value of senior loans also may be adversely affected by supply-demand imbalances caused by conditions in related markets.

	Yes	No	No

US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the US Government, and may not be backed by the full faith and credit of the US Government.

	Yes	No	No

Performance of BlackRock Portfolio

A number of factors, including risk, can affect how the BlackRock Portfolio performs. The information below provides some indication of the risks of investing in the BlackRock Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the BlackRock Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The tables also demonstrate how the BlackRock Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays U.S. Intermediate Corporate Index (80%) (7.5% cap on Financials). PGIM Investments LLC determined the weight of each index comprising the blended index.

Annual Total Returns

2020	10.58%

BEST QUARTER: 9.78% (2nd Quarter of 2020) WORST QUARTER: -2.87% (1st Quarter of 2020)

Average Annual Total Returns (as of 12/31/20)

	1 YEAR	SINCE INCEPTION (8/19/19)
BlackRock Portfolio	10.58%	8.47%
Bloomberg Barclays US Intermediate Corporate Index (reflects no deduction for fees, expenses or taxes)	7.47%	6.24	%*
Blended Index (reflects no deduction for fees, expenses or taxes)	8.63%	8.58	%*

* Since Inception returns for the Index are measured from the month-end closest to the inception date.

Average Annual Total Returns (as of 9/30/21)

	YEAR TO DATE	1 YEAR	SINCE INCEPTION (8/19/19)
BlackRock Portfolio	-1.25%	1.19%	4.78%
Bloomberg Barclays US Intermediate Corporate Index (reflects no deduction for fees, expenses or taxes)	-0.44%	1.31%	4.25	%*
Blended Index (reflects no deduction for fees, expenses or taxes)	-0.87%	1.47%	3.91	%*

* Since Inception returns for the Index are measured from the month-end closest to the inception date.

Performance of Acquiring Portfolio

A number of factors, including risk, can affect how the Acquiring Portfolio performs. The information below provides some indication of the risks of investing in the Acquiring Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the Acquiring Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Annual return information is provided only for Class I shares. Because all of the Acquiring Portfolio’s shares are invested in the same portfolio of securities, annual returns for Class III shares would be lower because Class III shares do not have the same expenses as Class I shares.

Annual Total Returns (Class I Shares)

2011	7.51%
2012	10.68%
2013	-0.71%
2014	7.09%
2015	-0.26%
2016	5.59%
2017	7.00%
2018	-0.15%
2019	10.90%
2020	8.45%

BEST QUARTER: 6.80% (2nd Quarter of 2020) WORST QUARTER: -3.30% (2nd Quarter of 2013)

Average Annual Total Returns (as of 12/31/20)

	1 YEAR	5 YEARS	10 YEARS
Acquiring Portfolio (Class I Shares)	8.45%	6.29%	5.53%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns (as of 9/30/21)

	YEAR TO DATE	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Acquiring Portfolio (Class I Shares)	-1.01%	1.49%	6.42%	4.31%	4.85%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.55%	-0.90%	5.36%	2.94%	3.01%

Capitalizations of BlackRock Portfolio and Acquiring Portfolio Before and After Reorganization*

The following table sets forth, as of September 30, 2021: (i) the capitalization of the BlackRock Portfolio, (ii) the capitalization of the Acquiring Portfolio, and (iii) the capitalization of the Combined Portfolio (BlackRock) as adjusted to give effect to the Reorganization. The capitalization table does not include the redemption of seed capital. As part of the redemption of the seed capital, 59% of the BlackRock Portfolio's net assets will be redeemed. Since the completion of any one Reorganization is not dependent upon completion of any or all of the other Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.

	BlackRock Portfolio (unaudited)	Acquiring Portfolio (unaudited)	Adjustments		Combined Portfolio (Pro Forma Surviving) (unaudited)
Net assets	$9,321,442	$1,309,102,314	$—		$1,318,423,756
Total shares outstanding	844,166	83,828,740	(247,403	)(a)	84,425,503
Net asset value per share	$11.04	$15.62	$—		$15.62

(a) Reflects the change in shares of the BlackRock Portfolio upon conversion into the Acquiring Portfolio. Shareholders of the BlackRock Portfolio would become shareholders of the Acquiring Portfolio, receiving shares of the Acquiring Portfolio equal to the value of their holdings in the BlackRock Portfolio immediately prior to the Reorganization.

* All information for the Acquiring Portfolio and Combined Portfolio only pertains to Class I shares. The total assets for the Acquiring Portfolio (including Class III) is $1,311,719,614.

COMPARISON OF PIMCO PORTFOLIO AND ACQUIRING PORTFOLIO

Additional information regarding the Acquiring Portfolio’s investments and risks, the management of the Acquiring Portfolio, the purchase and sale of Acquiring Portfolio shares, annual portfolio operating expenses, certain U.S. federal income tax considerations, and financial intermediary compensation is set forth in Exhibit B to this Prospectus/Proxy Statement.

Analysis of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the PIMCO Portfolio and Acquiring Portfolio are similar. The investment objective of the PIMCO Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation. The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital. The investment objectives of the PIMCO Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios also have substantially similar principal investment strategies. The PIMCO Portfolio and the Acquiring Portfolio each employ a fixed income strategy by investing at least 80% of its assets in fixed income securities. Further, the PIMCO Portfolio and the Acquiring Portfolio seek income and capital preservation. In addition, the PIMCO Portfolio and the Acquiring Portfolio may invest up to 30% in non-

investment grade securities and non-US securities. While the expected normal market exposure for the Acquiring Portfolio is 80% in bonds, the PIMCO Portfolio is expected to have 80% market exposure specifically in corporate bonds.

As explained above, as of the effective date of the Reorganization, the Combined Portfolio will be managed by the Acquiring Portfolio’s subadviser, PGIM, according to the investment objective and principal investment strategies of the Acquiring Portfolio.

	PIMCO Portfolio	Acquiring Portfolio	Combined Portfolio
Investment Objective:	The investment objective of the PIMCO Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation.	The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital.	The investment objective of the Combined Portfolio is a high level of income over a longer term while providing reasonable safety of capital.
Principal Investment Strategies:

The PIMCO Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the PIMCO Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other collateralized debt obligations (CDOs); (iii) certain debt obligations issued or guaranteed by the US government and government-related entities, including mortgage-related securities; (iv) US government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. The PIMCO Portfolio, at times, may be concentrated in certain sectors.

The subadviser has a team of fixed income professionals, including credit analysts and traders, with experience in many sectors of the US and foreign fixed income securities markets. In determining which securities to buy and sell, the subadviser will consider, among other things, the financial history and condition, earnings trends, analysts’ recommendations, and the prospects and management of an issuer. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to assess an issuer’s

In pursuing its investment objective, the Acquiring Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds.

The subadviser normally invests at least 70% of the Acquiring Portfolio’s investable assets in high-grade debt obligations and high-quality money market investments. The Acquiring Portfolio will normally invest in intermediate and long-term debt obligations. The Acquiring Portfolio will not change this policy unless it provides 60 days prior written notice to contract owners.

In managing the Acquiring Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.

In pursuing its investment objective, the Combined Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds.

The subadviser normally invests at least 70% of the Combined Portfolio’s investable assets in high-grade debt obligations and high-quality money market investments. The Combined Portfolio will normally invest in intermediate and long-term debt obligations. The Combined Portfolio will not change this policy unless it provides 60 days prior written notice to contract owners.

In managing the Combined Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.

The subadviser may also consider investment factors, such as expected total return, yield, spread and potential for price appreciation, as well as credit

PIMCO Portfolio	Acquiring Portfolio	Combined Portfolio

prospects and to determine whether its securities are undervalued or overvalued.

In pursuing its investment objective, the PIMCO Portfolio invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in corporate bonds. For purposes of this 80% policy, corporate bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities. The PIMCO Portfolio may invest in derivative instruments, including futures, forwards, options, and swaps, to try to enhance return or to reduce (“hedge”) investment risks.

The above-described 80% policy is a non-fundamental investment policy of the PIMCO Portfolio and may be changed by the Board without shareholder approval. The PIMCO Portfolio, however, will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above. There is no guarantee that the PIMCO Portfolio will achieve its investment objective.

The PIMCO Portfolio may invest up to 10% of its net assets in instruments which are rated below investment grade or, if unrated, are considered by the subadviser to be of comparable quality to instruments rated below investment grade (commonly called “high yield” or “junk bonds”). The term “investment grade” refers to instruments which are either rated Baa or higher by Moody’s, or BBB or higher by Standard & Poor’s or Fitch, or are comparably rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, are considered by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the subadviser will treat the security as being rated in the highest rating category received from an NRSRO. The subadviser currently

The subadviser may also consider investment factors, such as expected total return, yield, spread and potential for price appreciation, as well as credit quality, maturity and risk. The Acquiring Portfolio may invest in a security based upon the expected total return, rather than the yield of such security.

The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.

In general, the value of debt obligations moves in the opposite direction as interest rates—if a bond is purchased and then interest rates go up, newer bonds will be worth more relative to existing bonds because they will have a higher rate of interest. The subadviser will adjust the mix of the Acquiring Portfolio’s short-term, intermediate-term and long-term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when interest rates go up.

Investment grade debt securities are those that major rating services, like S&P or Moody’s, have rated within one of their four highest rating categories. The Acquiring Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. The subadviser may also invest up to 30% of the Acquiring Portfolio’s investable assets in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as “junk bonds.” The subadviser may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above. Debt obligations are basically written promises to repay a debt.The terms quality, maturity and risk. The Combined Portfolio may invest in a security based upon the expected total return, rather than the yield of such security.

The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.

In general, the value of debt obligations moves in the opposite direction as interest rates—if a bond is purchased and then interest rates go up, newer bonds will be worth more relative to existing bonds because they will have a higher rate of interest. The subadviser will adjust the mix of the Combined Portfolio’s short-term, intermediate-term and long-term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when interest rates go up.

Investment grade debt securities are those that major rating services, like S&P or Moody’s, have rated within one of their four highest rating categories. The Combined Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. The subadviser may also invest up to 30% of the Combined Portfolio’s investable assets in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as “junk bonds.” The subadviser may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above. Debt obligations are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which the Combined Portfolio may invest include US Government securities, mortgage-related securities,

PIMCO Portfolio	Acquiring Portfolio	Combined Portfolio

intends to maintain a weighted average credit quality rating of BBB+ or better with respect to instruments held by the PIMCO Portfolio.

Although the PIMCO Portfolio may invest in instruments of any duration or maturity, under normal market conditions the dollar-weighted average effective duration of the PIMCO Portfolio, including futures positions, is expected to be within +/- one year of its secondary benchmark index, as calculated by the subadviser, with a duration of approximately 6.7 years as of December 31, 2020. The PIMCO Portfolio’s secondary custom blended index consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays US Intermediate Corporate Index (80%), and a cap of 7.5% on Financials. Duration is a measurement of a bond’s interest rate risk that considers a bond’s maturity, yield, coupon and call features. These many factors are calculated into one number that measures how sensitive a bond’s value may be to interest rate changes. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, the fact that some bonds can be prepaid by the issuer). In general, each year of duration represents an expected 1% change in the value for every 1% immediate change in interest rates. For example, if a portfolio of fixed income securities has an average duration of four years, its value can be expected to fall about 4% if interest rates rise by 1%. Conversely, the PIMCO Portfolio’s value can be expected to rise about 4% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. The dollar-weighted average effective duration of the PIMCO Portfolio may fall outside of its expected range due to market movements. If this happens, the PIMCO Portfolio’s subadviser will take action to bring the PIMCO Portfolio’s dollar-weighted average effective of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which the Acquiring Portfolio may invest include US Government securities, mortgage-related securities, asset-backed securities, and corporate bonds.

The Acquiring Portfolio may invest without limit in debt obligations issued or guaranteed by the US Government and government-related entities. An example of a debt security that is backed by the full faith and credit of the US Government is an obligation of Ginnie Mae. In addition, we may invest in US Government securities issued by other government entities, like Fannie Mae and Sallie Mae, which are not backed by the full faith and credit of the US Government. Instead, these issuers have the right to borrow from the US Treasury to meet their obligations. The Acquiring Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

The subadviser may invest up to 20% of the Acquiring Portfolio’s total assets in debt securities issued outside the US by US or foreign issuers whether or not such securities are denominated in the US dollar.

The Acquiring Portfolio may also invest in convertible debt warrants and convertible and non-convertible preferred stock of any rating. The Acquiring Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant or through a restructuring. No more than 10% of the Acquiring Portfolio’s total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises. The Acquiring Portfolio may lend its asset-backed securities, and corporate bonds.

The Combined Portfolio may invest without limit in debt obligations issued or guaranteed by the US Government and government-related entities. An example of a debt security that is backed by the full faith and credit of the US Government is an obligation of Ginnie Mae. In addition, we may invest in US Government securities issued by other government entities, like Fannie Mae and Sallie Mae, which are not backed by the full faith and credit of the US Government. Instead, these issuers have the right to borrow from the US Treasury to meet their obligations. The Combined Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

The subadviser may invest up to 20% of the Combined Portfolio’s total assets in debt securities issued outside the US by US or foreign issuers whether or not such securities are denominated in the US dollar.

The Combined Portfolio may also invest in convertible debt warrants and convertible and non-convertible preferred stock of any rating. The Combined Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant or through a restructuring. No more than 10% of the Combined Portfolio’s total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises. The Combined Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

The subadviser may also invest in loans or assignments arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders.

The Combined Portfolio may also pursue the following types of investment

PIMCO Portfolio	Acquiring Portfolio	Combined Portfolio

duration back within its expected range within a reasonable period of time.

In addition, under normal market conditions, the PIMCO Portfolio may invest subject to the following limitations:

•      Up to 15% of total assets in instruments categorized in the financial services group of industries;

•        Up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers (foreign fixed income instruments), including those issued by issuers in emerging markets;

•        Up to 10% of net assets in non-investment grade debt (junk bonds).

A change in the securities held by the PIMCO Portfolio is known as “portfolio turnover.” The PIMCO Portfolio may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the PIMCO Portfolio realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.

portfolio securities to brokers, dealers and other financial institutions to earn income.

The subadviser may also invest in loans or assignments arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders.

The Acquiring Portfolio may also pursue the following types of investment strategies and/or invest in the following types of securities:

•        CDOs (including collateralized loan obligations) and other credit-related asset-backed securities. No more than 20% of the Acquiring Portfolio’s net assets may be invested in CDOs. Within this limitation, the Acquiring Portfolio will primarily invest in CDOs rated AAA or AA by a major rating service.

•        Alternative investment strategies—including derivatives—to try and improve the Acquiring Portfolio’s returns, to protect its assets or for short-term cash management. Derivatives include options, futures contracts, swaps and swap options.

•        Forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

•        Short sales. No more than 25% of the Acquiring Portfolio’s net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Acquiring Portfolio may also enter into short sales against-the-box.

•        Credit-linked securities, which may be linked to one or more underlying credit default swaps.

•        Repurchase agreements. The Acquiring Portfolio may

strategies and/or invest in the following types of securities:

•        CDOs (including collateralized loan obligations) and other credit-related asset-backed securities. No more than 20% of the Combined Portfolio’s net assets may be invested in CDOs. Within this limitation, the Combined Portfolio will primarily invest in CDOs rated AAA or AA by a major rating service.

•        Alternative investment strategies—including derivatives—to try and improve the Combined Portfolio’s returns, to protect its assets or for short-term cash management. Derivatives include options, futures contracts, swaps and swap options.

•        Forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

•        Short sales. No more than 25% of the Combined Portfolio’s net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Combined Portfolio may also enter into short sales against-the-box.

•        Credit-linked securities, which may be linked to one or more underlying credit default swaps.

•        Repurchase agreements. The Combined Portfolio may participate with certain other Combined Portfolios of the Trust in a joint repurchase account under an order obtained from the SEC. The Combined Portfolio may also invest up to 30% of its net assets in reverse repurchase agreements and dollar rolls. The Combined Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

•        Illiquid investments.

The Combined Portfolio is managed by PGIM Fixed Income.

PIMCO Portfolio	Acquiring Portfolio	Combined Portfolio

participate with certain other Acquiring Portfolios of the Trust in a joint repurchase account under an order obtained from the SEC. The Acquiring Portfolio may also invest up to 30% of its net assets in reverse repurchase agreements and dollar rolls. The Acquiring Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

•        Illiquid investments.

The Acquiring Portfolio is managed by PGIM Fixed Income.

Principal Risks of the Portfolios

The table below compares the principal risks of investing in the Portfolios. All investments have risks to some degree, and it is possible that you could lose money by investing in each of the Portfolios. As previously noted, the PIMCO Portfolio and the Acquiring Portfolio have similar investment objectives and substantially similar principal investment strategies. The Combined Portfolio will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete. An investment in the PIMCO Portfolio involves substantially similar risks as an investment in the Acquiring Portfolio or the Combined Portfolio, as noted below. An investment in each of the Portfolios is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While each of the Portfolios makes every effort to achieve its objective, it can’t guarantee success.

Principal Risks	PIMCO Portfolio	Acquiring Portfolio	Combined Portfolio

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

	Yes	Yes	Yes

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

	Yes	Yes	Yes

Principal Risks	PIMCO Portfolio	Acquiring Portfolio	Combined Portfolio

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

	Yes	Yes	Yes

Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

	Yes	No	No

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

	Yes	Yes	Yes

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

	Yes	Yes	Yes

Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

	Yes	No	No

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

	Yes	Yes	Yes

High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

	Yes	Yes	Yes

Principal Risks	PIMCO Portfolio	Acquiring Portfolio	Combined Portfolio

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

	Yes	Yes	Yes

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

	Yes	Yes	Yes

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

	Yes	Yes	Yes

Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.

	Yes	No	No

Senior Loan Risk. The Portfolio’s investments in certain senior loans have many of the risk characteristics of fixed income securities, and may be subject to increased credit, interest rate and liquidity risks. The value of senior loans also may be adversely affected by supply-demand imbalances caused by conditions in related markets.

	Yes	No	No

US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the US Government, and may not be backed by the full faith and credit of the US Government.

	Yes	No	No

Performance of PIMCO Portfolio

A number of factors, including risk, can affect how the PIMCO Portfolio performs. The information below provides some indication of the risks of investing in the PIMCO Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the PIMCO Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The tables also demonstrate how the PIMCO Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays U.S. Intermediate Corporate Index (80%) (7.5% cap on Financials). PGIM Investments LLC determined the weight of each index comprising the blended index.

Annual Total Returns

2020	8.11%

BEST QUARTER: 9.64% (2nd Quarter of 2020) WORST QUARTER: -5.64% (1st Quarter of 2020)

Average Annual Total Returns (as of 12/31/20)

	1 YEAR	SINCE INCEPTION (8/19/19)
PIMCO Portfolio	8.11%	6.70%
Bloomberg Barclays US Intermediate Corporate Index (reflects no deduction for fees, expenses or taxes)	7.47%	6.24	%*
Blended Index (reflects no deduction for fees, expenses or taxes)	8.63%	8.58	%*

* Since Inception returns for the Index are measured from the month-end closest to the inception date.

Average Annual Total Returns (as of 9/30/21)

	YEAR TO DATE	1 YEAR	SINCE INCEPTION (8/19/19)
PIMCO Portfolio	-0.82%	1.98%	3.88%
Bloomberg Barclays US Intermediate Corporate Index (reflects no deduction for fees, expenses or taxes)	-0.44%	1.31%	4.25	%*
Blended Index (reflects no deduction for fees, expenses or taxes)	-0.87%	1.47%	3.91	%*

* Since Inception returns for the Index are measured from the month-end closest to the inception date.

Performance of Acquiring Portfolio

A number of factors, including risk, can affect how the Acquiring Portfolio performs. The information below provides some indication of the risks of investing in the Acquiring Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the Acquiring Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Annual return information is provided only for Class I shares. Because all of the Acquiring Portfolio’s shares are invested in the same portfolio of securities, annual returns for Class III shares would be lower because Class III shares do not have the same expenses as Class I shares.

Annual Total Returns (Class I Shares)

2011	7.51%
2012	10.68%
2013	-0.71%
2014	7.09%
2015	-0.26%
2016	5.59%
2017	7.00%
2018	-0.15%
2019	10.90%
2020	8.45%

BEST QUARTER: 6.80% (2nd Quarter of 2020) WORST QUARTER: -3.30% (2nd Quarter of 2013)

Average Annual Total Returns (as of 12/31/20)

	1 YEAR	5 YEARS	10 YEARS
Acquiring Portfolio (Class I Shares)	8.45%	6.29%	5.53%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns (as of 9/30/21)

	YEAR TO DATE	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Acquiring Portfolio (Class I Shares)	-1.01%	1.49%	6.42%	4.31%	4.85%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.55%	-0.90%	5.36%	2.94%	3.01%

Capitalizations of PIMCO Portfolio and Acquiring Portfolio Before and After Reorganization*

The following table sets forth, as of September 30, 2021: (i) the capitalization of the PIMCO Portfolio, (ii) the capitalization of the Acquiring Portfolio, and (iii) the capitalization of the Combined Portfolio (PIMCO) as adjusted to give effect to the Reorganization. The capitalization table does not include the redemption of seed capital. As part of the redemption of the seed capital, 53% of the PIMCO Portfolio’s net assets will be redeemed. Since the completion of any one Reorganization is not dependent upon completion of any or all of the other Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.

	PIMCO Portfolio (unaudited)	Acquiring Portfolio (unaudited)	Adjustments		Combined Portfolio (Pro Forma Surviving) (unaudited)
Net assets	$10,129,577	$1,309,102,314	$—		$1,319,231,891
Total shares outstanding	934,366	83,828,740	(285,866	)(a)	84,477,240
Net asset value per share	$10.84	$15.62	$—		$15.62

(a) Reflects the change in shares of the PIMCO Portfolio upon conversion into the Acquiring Portfolio. Shareholders of the PIMCO Portfolio would become shareholders of the Acquiring Portfolio, receiving shares of the Acquiring Portfolio equal to the value of their holdings in the PIMCO Portfolio immediately prior to the Reorganization.

* All information for the Acquiring Portfolio and Combined Portfolio only pertains to Class I shares. The total assets for the Acquiring Portfolio (including Class III) is $1,311,719,614.

COMPARISON OF PRUDENTIAL PORTFOLIO AND ACQUIRING PORTFOLIO

Additional information regarding the Acquiring Portfolio’s investments and risks, the management of the Acquiring Portfolio, the purchase and sale of Acquiring Portfolio shares, annual portfolio operating expenses, certain U.S. federal income tax considerations, and financial intermediary compensation is set forth in Exhibit B to this Prospectus/Proxy Statement.

Analysis of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the Prudential Portfolio and Acquiring Portfolio are similar. The investment objective of the Prudential Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation. The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital. The investment objectives of the Prudential Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios also have substantially similar principal investment strategies. The Prudential Portfolio and the Acquiring Portfolio each employ a fixed income strategy by investing at least 80% of its assets in fixed income securities. Further, the Prudential Portfolio and the Acquiring Portfolio seek income and capital preservation. In addition, the Prudential Portfolio and the Acquiring Portfolio may invest up to 30% in non-investment grade securities and non-US securities. While the expected normal market exposure for the Acquiring Portfolio is 80% in bonds, the Prudential Portfolio is expected to have 80% market exposure specifically in corporate bonds.

As explained above, as of the effective date of the Reorganization, the Combined Portfolio will be managed by the Acquiring Portfolio’s subadviser, PGIM, according to the investment objective and principal investment strategies of the Acquiring Portfolio.

	Prudential Portfolio	Acquiring Portfolio	Combined Portfolio
Investment Objective:	The investment objective of the Prudential Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation.	The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital.	The investment objective of the Combined Portfolio is a high level of income over a longer term while providing reasonable safety of capital.
Principal Investment Strategies:

The Prudential Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the Prudential Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other collateralized debt obligations (CDOs); (iii) certain debt obligations issued or guaranteed by the US government and government-related entities, including mortgage-related securities; (iv) US government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. The Prudential Portfolio, at times, may be concentrated in certain sectors.

The subadviser has a team of fixed income professionals, including credit analysts and traders, with experience in many sectors of the US and foreign fixed income securities markets. In determining which securities to buy and sell, the subadviser will consider, among other things, the financial history and condition, earnings trends, analysts’ recommendations, and the prospects and management of an issuer. The subadviser generally will employ

In pursuing its investment objective, the Acquiring Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds.

The subadviser normally invests at least 70% of the Acquiring Portfolio’s investable assets in high-grade debt obligations and high-quality money market investments. The Acquiring Portfolio will normally invest in intermediate and long-term debt obligations. The Acquiring Portfolio will not change this policy unless it provides 60 days prior written notice to contract owners.

In managing the Acquiring Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is

In pursuing its investment objective, the Combined Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds.

The subadviser normally invests at least 70% of the Combined Portfolio’s investable assets in high-grade debt obligations and high-quality money market investments. The Combined Portfolio will normally invest in intermediate and long-term debt obligations. The Combined Portfolio will not change this policy unless it provides 60 days prior written notice to contract owners.

In managing the Combined Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue,

Prudential Portfolio	Acquiring Portfolio	Combined Portfolio

fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to assess an issuer’s prospects and to determine whether its securities are undervalued or overvalued.

In pursuing its investment objective, the Prudential Portfolio invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in corporate bonds. For purposes of this 80% policy, corporate bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities. The Prudential Portfolio may invest in derivative instruments, including futures, forwards, options, and swaps, to try to enhance return or to reduce (“hedge”) investment risks.

The above-described 80% policy is a non-fundamental investment policy of the Prudential Portfolio and may be changed by the Board without shareholder approval. The Prudential Portfolio, however, will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above. There is no guarantee that the Prudential Portfolio will achieve its investment objective.

The Prudential Portfolio may invest up to 10% of its net assets in instruments which are rated below investment grade or, if unrated, are considered by the subadviser to be of comparable quality to instruments rated below investment grade (commonly called “high yield” or “junk bonds”). The term “investment grade” refers to instruments which are either rated Baa or higher by Moody’s, or BBB or higher by Standard & Poor’s or Fitch, or are comparably rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, are considered by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.

The subadviser may also consider investment factors, such as expected total return, yield, spread and potential for price appreciation, as well as credit quality, maturity and risk. The Acquiring Portfolio may invest in a security based upon the expected total return, rather than the yield of such security.

The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.

In general, the value of debt obligations moves in the opposite direction as interest rates—if a bond is purchased and then interest rates go up, newer bonds will be worth more relative to existing bonds because they will have a higher rate of interest. The subadviser will adjust the mix of the Acquiring Portfolio’s short-term, intermediate-term and long-term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when interest rates go up.

Investment grade debt securities are those that major rating services, like S&P or Moody’s, have rated within one of their four highest rating categories. The Acquiring Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. The subadviser may also invest up to 30% of the Acquiring Portfolio’s investable assets in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as “junk bonds.” The subadviser may also profitability, cash flow margin, and leverage.

The subadviser may also consider investment factors, such as expected total return, yield, spread and potential for price appreciation, as well as credit quality, maturity and risk. The Combined Portfolio may invest in a security based upon the expected total return, rather than the yield of such security.

The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.

In general, the value of debt obligations moves in the opposite direction as interest rates—if a bond is purchased and then interest rates go up, newer bonds will be worth more relative to existing bonds because they will have a higher rate of interest. The subadviser will adjust the mix of the Combined Portfolio’s short-term, intermediate-term and long-term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when interest rates go up.

Investment grade debt securities are those that major rating services, like S&P or Moody’s, have rated within one of their four highest rating categories. The Combined Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. The subadviser may also invest up to 30% of the Combined Portfolio’s investable assets in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as “junk bonds.” The subadviser may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above. Debt obligations are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to

Prudential Portfolio	Acquiring Portfolio	Combined Portfolio

the subadviser will treat the security as being rated in the highest rating category received from an NRSRO. The subadviser currently intends to maintain a weighted average credit quality rating of BBB+ or better with respect to instruments held by the Prudential Portfolio.

Although the Prudential Portfolio may invest in instruments of any duration or maturity, under normal market conditions the dollar-weighted average effective duration of the Prudential Portfolio, including futures positions, is expected to be within +/- one year of its secondary benchmark index, as calculated by the subadviser, with a duration of approximately 6.7 years as of December 31, 2020. The Prudential Portfolio’s secondary custom blended index consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays US Intermediate Corporate Index (80%), and a cap of 7.5% on Financials. Duration is a measurement of a bond’s interest rate risk that considers a bond’s maturity, yield, coupon and call features. These many factors are calculated into one number that measures how sensitive a bond’s value may be to interest rate changes. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, the fact that some bonds can be prepaid by the issuer). In general, each year of duration represents an expected 1% change in the value for every 1% immediate change in interest rates. For example, if a portfolio of fixed income securities has an average duration of four years, its value can be expected to fall about 4% if interest rates rise by 1%. Conversely, the Prudential Portfolio’s value can be expected to rise about 4% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. The dollar-weighted average effective duration of the Prudential Portfolio may fall outside of its expected range due to market movements. If this happens, the invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above. Debt obligations are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which the Acquiring Portfolio may invest include US Government securities, mortgage-related securities, asset-backed securities, and corporate bonds.

The Acquiring Portfolio may invest without limit in debt obligations issued or guaranteed by the US Government and government-related entities. An example of a debt security that is backed by the full faith and credit of the US Government is an obligation of Ginnie Mae. In addition, we may invest in US Government securities issued by other government entities, like Fannie Mae and Sallie Mae, which are not backed by the full faith and credit of the US Government. Instead, these issuers have the right to borrow from the US Treasury to meet their obligations. The Acquiring Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

The subadviser may invest up to 20% of the Acquiring Portfolio’s total assets in debt securities issued outside the US by US or foreign issuers whether or not such securities are denominated in the US dollar.

The Acquiring Portfolio may also invest in convertible debt warrants and convertible and non-convertible preferred stock of any rating. The Acquiring Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant or through a honor the obligations of the issuer of the security. The types of debt obligations in which the Combined Portfolio may invest include US Government securities, mortgage-related securities, asset-backed securities, and corporate bonds.

The Combined Portfolio may invest without limit in debt obligations issued or guaranteed by the US Government and government-related entities. An example of a debt security that is backed by the full faith and credit of the US Government is an obligation of Ginnie Mae. In addition, we may invest in US Government securities issued by other government entities, like Fannie Mae and Sallie Mae, which are not backed by the full faith and credit of the US Government. Instead, these issuers have the right to borrow from the US Treasury to meet their obligations. The Combined Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

The subadviser may invest up to 20% of the Combined Portfolio’s total assets in debt securities issued outside the US by US or foreign issuers whether or not such securities are denominated in the US dollar.

The Combined Portfolio may also invest in convertible debt warrants and convertible and non-convertible preferred stock of any rating. The Combined Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant or through a restructuring. No more than 10% of the Combined Portfolio’s total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises. The Combined Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

The subadviser may also invest in loans or assignments arranged through private negotiations between a corporation

Prudential Portfolio	Acquiring Portfolio	Combined Portfolio

Prudential Portfolio’s subadviser will take action to bring the Prudential Portfolio’s dollar-weighted average effective duration back within its expected range within a reasonable period of time.

In managing the Prudential Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.

The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Prudential Portfolio may invest in a security based upon the expected total return rather than the yield of such security.

The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.

In addition, under normal market conditions, the Prudential Portfolio may invest subject to the following limitations:

•      Up to 15% of total assets in instruments categorized in the financial services group of industries;

•      Up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income restructuring. No more than 10% of the Acquiring Portfolio’s total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises. The Acquiring Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

The subadviser may also invest in loans or assignments arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders.

The Acquiring Portfolio may also pursue the following types of investment strategies and/or invest in the following types of securities:

•      CDOs (including collateralized loan obligations) and other credit-related asset-backed securities. No more than 20% of the Acquiring Portfolio’s net assets may be invested in CDOs. Within this limitation, the Acquiring Portfolio will primarily invest in CDOs rated AAA or AA by a major rating service.

•      Alternative investment strategies—including derivatives—to try and improve the Acquiring Portfolio’s returns, to protect its assets or for short-term cash management. Derivatives include options, futures contracts, swaps and swap options.

•      Forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

•      Short sales. No more than 25% of the Acquiring Portfolio’s net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Acquiring Portfolio may which is the borrower and one or more financial institutions that are the lenders.

The Combined Portfolio may also pursue the following types of investment strategies and/or invest in the following types of securities:

•      CDOs (including collateralized loan obligations) and other credit-related asset-backed securities. No more than 20% of the Combined Portfolio’s net assets may be invested in CDOs. Within this limitation, the Combined Portfolio will primarily invest in CDOs rated AAA or AA by a major rating service.

•      Alternative investment strategies—including derivatives—to try and improve the Combined Portfolio’s returns, to protect its assets or for short-term cash management. Derivatives include options, futures contracts, swaps and swap options.

•      Forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

•      Short sales. No more than 25% of the Combined Portfolio’s net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Combined Portfolio may also enter into short sales against-the-box.

•      Credit-linked securities, which may be linked to one or more underlying credit default swaps.

•      Repurchase agreements. The Combined Portfolio may participate with certain other Combined Portfolios of the Trust in a joint repurchase account under an order obtained from the SEC. The Combined Portfolio may also invest up to 30% of its net assets in reverse repurchase agreements and dollar rolls. The Combined Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

Prudential Portfolio	Acquiring Portfolio	Combined Portfolio

instruments issued by foreign issuers (foreign fixed income instruments), including those issued by issuers in emerging markets;

•      Up to 10% of net assets in non-investment grade debt (junk bonds).

A change in the securities held by the Prudential Portfolio is known as “portfolio turnover.” The Prudential Portfolio may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Prudential Portfolio realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.

also enter into short sales against-the-box.

•      Credit-linked securities, which may be linked to one or more underlying credit default swaps.

•      Repurchase agreements. The Acquiring Portfolio may participate with certain other Acquiring Portfolios of the Trust in a joint repurchase account under an order obtained from the SEC. The Acquiring Portfolio may also invest up to 30% of its net assets in reverse repurchase agreements and dollar rolls. The Acquiring Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

•      Illiquid investments.

The Acquiring Portfolio is managed by PGIM Fixed Income.

• Illiquid investments. The Combined Portfolio is managed by PGIM Fixed Income.

Principal Risks of the Portfolios

The table below compares the principal risks of investing in the Portfolios. All investments have risks to some degree, and it is possible that you could lose money by investing in each of the Portfolios. As previously noted, the Prudential Portfolio and the Acquiring Portfolio have similar investment objectives and substantially similar principal investment strategies. The Combined Portfolio will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete. An investment in the Prudential Portfolio involves substantially similar risks as an investment in the Acquiring Portfolio or the Combined Portfolio, as noted below. An investment in each of the Portfolios is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While each of the Portfolios makes every effort to achieve its objective, it can’t guarantee success.

Principal Risks	Prudential Portfolio	Acquiring Portfolio	Combined Portfolio

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

	Yes	Yes	Yes

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in

	Yes	Yes	Yes

Principal Risks	Prudential Portfolio	Acquiring Portfolio	Combined Portfolio

addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

	Yes	Yes	Yes

Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

	Yes	No	No

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

	Yes	Yes	Yes

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

	Yes	Yes	Yes

Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

	Yes	No	No

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of

	Yes	Yes	Yes

Principal Risks	Prudential Portfolio	Acquiring Portfolio	Combined Portfolio

foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

	Yes	Yes	Yes

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

	Yes	Yes	Yes

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

	Yes	Yes	Yes

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

	Yes	Yes	Yes

Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.

	Yes	No	No

Senior Loan Risk. The Portfolio’s investments in certain senior loans have many of the risk characteristics of fixed income securities, and may be subject to increased credit, interest rate and liquidity risks. The value of senior loans also may be adversely affected by supply-demand imbalances caused by conditions in related markets.

	Yes	No	No

US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the US Government, and may not be backed by the full faith and credit of the US Government.

	Yes	No	No

Performance of Prudential Portfolio

A number of factors, including risk, can affect how the Prudential Portfolio performs. The information below provides some indication of the risks of investing in the Prudential Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the Prudential Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The tables also demonstrate how the Prudential Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays U.S. Intermediate Corporate Index (80%) (7.5% cap on Financials). PGIM Investments LLC determined the weight of each index comprising the blended index.

Annual Total Returns

2020	7.66%

BEST QUARTER: 9.78% (2nd Quarter of 2020) WORST QUARTER: -6.58% (1st Quarter of 2020)

Average Annual Total Returns (as of 12/31/20)

	1 YEAR	SINCE INCEPTION (8/19/19)
Prudential Portfolio	7.66%	6.91%
Bloomberg Barclays US Intermediate Corporate Index (reflects no deduction for fees, expenses or taxes)	7.47%	6.24	%*
Blended Index (reflects no deduction for fees, expenses or taxes)	8.63%	8.58	%*

* Since Inception returns for the Index are measured from the month-end closest to the inception date.

Average Annual Total Returns (as of 9/30/21)

	YEAR TO DATE	1 YEAR	SINCE INCEPTION (8/19/19)
Prudential Portfolio	-0.46%	2.92%	4.20%
Bloomberg Barclays US Intermediate Corporate Index (reflects no deduction for fees, expenses or taxes)	-0.44%	1.31%	4.25	%*
Blended Index (reflects no deduction for fees, expenses or taxes)	-0.87%	1.47%	3.91	%*

* Since Inception returns for the Index are measured from the month-end closest to the inception date.

Performance of Acquiring Portfolio

A number of factors, including risk, can affect how the Acquiring Portfolio performs. The information below provides some indication of the risks of investing in the Acquiring Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the Acquiring Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Annual return information is provided only for Class I shares. Because all of the Acquiring Portfolio’s shares are invested in the same portfolio of securities, annual returns for Class III shares would be lower because Class III shares do not have the same expenses as Class I shares.

Annual Total Returns (Class I Shares)

2011	7.51%
2012	10.68%
2013	-0.71%
2014	7.09%
2015	-0.26%
2016	5.59%
2017	7.00%
2018	-0.15%
2019	10.90%
2020	8.45%

BEST QUARTER: 6.80% (2nd Quarter of 2020) WORST QUARTER: -3.30% (2nd Quarter of 2013)

Average Annual Total Returns (as of 12/31/20)

	1 YEAR	5 YEARS	10 YEARS
Acquiring Portfolio (Class I Shares)	8.45%	6.29%	5.53%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns (as of 9/30/21)

	YEAR TO DATE	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Acquiring Portfolio (Class I Shares)	-1.01%	1.49%	6.42%	4.31%	4.85%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.55%	-0.90%	5.36%	2.94%	3.01%

Capitalizations of Prudential Portfolio and Acquiring Portfolio Before and After Reorganization*

The following table sets forth, as of September 30, 2021: (i) the capitalization of the Prudential Portfolio, (ii) the capitalization of the Acquiring Portfolio, and (iii) the capitalization of the Combined Portfolio (Prudential) as adjusted to give effect to the Reorganization. The capitalization table does not include the redemption of seed capital. As part of the redemption of the seed capital, 46% of the Prudential Portfolio’s net assets will be redeemed. Since the completion of any one Reorganization is not dependent upon completion of any or all of the other Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.

	Prudential Portfolio (unaudited)	Acquiring Portfolio (unaudited)	Adjustments		Combined Portfolio (Pro Forma Surviving) (unaudited)
Net assets	$12,010,774	$1,309,102,314	$—		$1,321,113,088
Total shares outstanding	1,100,795	83,828,740	(331,859	)(a)	84,597,676
Net asset value per share	$10.91	$15.62	$—		$15.62

(a) Reflects the change in shares of the Prudential Portfolio upon conversion into the Acquiring Portfolio. Shareholders of the Prudential Portfolio would become shareholders of the Acquiring Portfolio, receiving shares of the Acquiring Portfolio equal to the value of their holdings in the Prudential Portfolio immediately prior to the Reorganization.

* All information for the Acquiring Portfolio and Combined Portfolio only pertains to Class I shares. The total assets for the Acquiring Portfolio (including Class III) is $1,311,719,614.

COMPARISON OF T. ROWE PORTFOLIO AND ACQUIRING PORTFOLIO

Additional information regarding the Acquiring Portfolio’s investments and risks, the management of the Acquiring Portfolio, the purchase and sale of Acquiring Portfolio shares, annual portfolio operating expenses, certain U.S. federal income tax considerations, and financial intermediary compensation is set forth in Exhibit B to this Prospectus/Proxy Statement.

Analysis of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the T. Rowe Portfolio and Acquiring Portfolio are similar. The investment objective of the T. Rowe Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation. The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital. The investment objectives of the T. Rowe Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios also have substantially similar principal investment strategies. The T. Rowe Portfolio and the Acquiring Portfolio each employ a fixed income strategy by investing at least 80% of its assets in fixed income securities. Further, the T. Rowe Portfolio and the Acquiring Portfolio seek income and capital preservation. In addition, the T. Rowe Portfolio and the Acquiring Portfolio may invest up to 30% in non-investment grade securities and non-US securities. While the expected normal market exposure for the Acquiring Portfolio is 80% in bonds, the T. Rowe Portfolio is expected to have 80% market exposure specifically in corporate bonds.

As explained above, as of the effective date of the Reorganization, the Combined Portfolio will be managed by the Acquiring Portfolio’s subadviser, PGIM, according to the investment objective and principal investment strategies of the Acquiring Portfolio.

	T. Rowe Portfolio	Acquiring Portfolio	Combined Portfolio
Investment Objective:	The investment objective of the T. Rowe Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation.	The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital.	The investment objective of the Combined Portfolio is a high level of income over a longer term while providing reasonable safety of capital.
Principal Investment Strategies:

The T. Rowe Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the T. Rowe Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other collateralized debt obligations (CDOs); (iii) certain debt obligations issued or guaranteed by the US government and government-related entities, including mortgage-related securities; (iv) US government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. The T. Rowe Portfolio, at times, may be concentrated in certain sectors.

The subadviser has a team of fixed income professionals, including credit analysts and traders, with experience in

In pursuing its investment objective, the Acquiring Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds.

The subadviser normally invests at least 70% of the Acquiring Portfolio’s investable assets in high-grade debt obligations and high-quality money market investments. The Acquiring Portfolio will normally invest in intermediate and long-term debt obligations. The Acquiring Portfolio will not change this policy unless it provides 60 days prior written notice to contract owners.

In managing the Acquiring Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic

In pursuing its investment objective, the Combined Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds.

The subadviser normally invests at least 70% of the Combined Portfolio’s investable assets in high-grade debt obligations and high-quality money market investments. The Combined Portfolio will normally invest in intermediate and long-term debt obligations. The Combined Portfolio will not change this policy unless it provides 60 days prior written notice to contract owners.

In managing the Combined Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is

T. Rowe Portfolio	Acquiring Portfolio	Combined Portfolio

many sectors of the US and foreign fixed income securities markets. In determining which securities to buy and sell, the subadviser will consider, among other things, the financial history and condition, earnings trends, analysts’ recommendations, and the prospects and management of an issuer. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to assess an issuer’s prospects and to determine whether its securities are undervalued or overvalued.

In pursuing its investment objective, the T. Rowe Portfolio invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in corporate bonds. For purposes of this 80% policy, corporate bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities. The T. Rowe Portfolio may invest in derivative instruments, including futures, forwards, options, and swaps, to try to enhance return or to reduce (“hedge”) investment risks.

The above-described 80% policy is a non-fundamental investment policy of the T. Rowe Portfolio and may be changed by the Board without shareholder approval. The T. Rowe Portfolio, however, will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above. There is no guarantee that the T. Rowe Portfolio will achieve its investment objective.

The T. Rowe Portfolio may invest up to 10% of its net assets in instruments which are rated below investment grade or, if unrated, are considered by the subadviser to be of comparable quality to instruments rated below investment grade (commonly called “high yield” or “junk bonds”). The term “investment grade” refers to instruments which are either rated Baa or higher by Moody’s, data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.

The subadviser may also consider investment factors, such as expected total return, yield, spread and potential for price appreciation, as well as credit quality, maturity and risk. The Acquiring Portfolio may invest in a security based upon the expected total return, rather than the yield of such security.

The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.

In general, the value of debt obligations moves in the opposite direction as interest rates—if a bond is purchased and then interest rates go up, newer bonds will be worth more relative to existing bonds because they will have a higher rate of interest. The subadviser will adjust the mix of the Acquiring Portfolio’s short-term, intermediate-term and long-term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when interest rates go up.

Investment grade debt securities are those that major rating services, like S&P or Moody’s, have rated within one of their four highest rating categories. The Acquiring Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.

The subadviser may also consider investment factors, such as expected total return, yield, spread and potential for price appreciation, as well as credit quality, maturity and risk. The Combined Portfolio may invest in a security based upon the expected total return, rather than the yield of such security.

The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.

In general, the value of debt obligations moves in the opposite direction as interest rates—if a bond is purchased and then interest rates go up, newer bonds will be worth more relative to existing bonds because they will have a higher rate of interest. The subadviser will adjust the mix of the Combined Portfolio’s short-term, intermediate-term and long-term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when interest rates go up.

Investment grade debt securities are those that major rating services, like S&P or Moody’s, have rated within one of their four highest rating categories. The Combined Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. The subadviser may also invest up to 30% of the Combined Portfolio’s investable assets in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as “junk

T. Rowe Portfolio	Acquiring Portfolio	Combined Portfolio

or BBB or higher by Standard & Poor’s or Fitch, or are comparably rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, are considered by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the subadviser will treat the security as being rated in the highest rating category received from an NRSRO. The subadviser currently intends to maintain a weighted average credit quality rating of BBB+ or better with respect to instruments held by the T. Rowe Portfolio.

Although the T. Rowe Portfolio may invest in instruments of any duration or maturity, under normal market conditions the dollar-weighted average effective duration of the T. Rowe Portfolio, including futures positions, is expected to be within +/- one year of its secondary benchmark index, as calculated by the subadviser, with a duration of approximately 6.7 years as of December 31, 2020. The T. Rowe Portfolio’s secondary custom blended index consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays US Intermediate Corporate Index (80%), and a cap of 7.5% on Financials. Duration is a measurement of a bond’s interest rate risk that considers a bond’s maturity, yield, coupon and call features. These many factors are calculated into one number that measures how sensitive a bond’s value may be to interest rate changes. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, the fact that some bonds can be prepaid by the issuer). In general, each year of duration represents an expected 1% change in the value for every 1% immediate change in interest rates. For example, if a portfolio of fixed income securities has an average duration of four years, its value can be expected to fall about 4% if interest rates rise by 1%. Conversely, the T. Rowe Portfolio’s value can be expected to rise about 4% if interest rates fall by 1%. As or if it is no longer rated by a major rating service. The subadviser may also invest up to 30% of the Acquiring Portfolio’s investable assets in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as “junk bonds.” The subadviser may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above. Debt obligations are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which the Acquiring Portfolio may invest include US Government securities, mortgage-related securities, asset-backed securities, and corporate bonds.

The Acquiring Portfolio may invest without limit in debt obligations issued or guaranteed by the US Government and government-related entities. An example of a debt security that is backed by the full faith and credit of the US Government is an obligation of Ginnie Mae. In addition, we may invest in US Government securities issued by other government entities, like Fannie Mae and Sallie Mae, which are not backed by the full faith and credit of the US Government. Instead, these issuers have the right to borrow from the US Treasury to meet their obligations. The Acquiring Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

The subadviser may invest up to 20% of the Acquiring Portfolio’s total assets in debt securities issued outside the US by US or foreign bonds.” The subadviser may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above. Debt obligations are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which the Combined Portfolio may invest include US Government securities, mortgage-related securities, asset-backed securities, and corporate bonds.

The Combined Portfolio may invest without limit in debt obligations issued or guaranteed by the US Government and government-related entities. An example of a debt security that is backed by the full faith and credit of the US Government is an obligation of Ginnie Mae. In addition, we may invest in US Government securities issued by other government entities, like Fannie Mae and Sallie Mae, which are not backed by the full faith and credit of the US Government. Instead, these issuers have the right to borrow from the US Treasury to meet their obligations. The Combined Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

The subadviser may invest up to 20% of the Combined Portfolio’s total assets in debt securities issued outside the US by US or foreign issuers whether or not such securities are denominated in the US dollar.

The Combined Portfolio may also invest in convertible debt warrants and convertible and non-convertible preferred stock of any rating. The Combined Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant or through a restructuring. No more than 10% of the Combined Portfolio’s total assets will be held in common stocks, and those will usually

T. Rowe Portfolio	Acquiring Portfolio	Combined Portfolio

a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. The dollar-weighted average effective duration of the T. Rowe Portfolio may fall outside of its expected range due to market movements. If this happens, the T. Rowe Portfolio’s subadviser will take action to bring the T. Rowe Portfolio’s dollar-weighted average effective duration back within its expected range within a reasonable period of time.

In addition, under normal market conditions, the T. Rowe Portfolio may invest subject to the following limitations:

•      Up to 15% of total assets in instruments categorized in the financial services group of industries;

•      Up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers (foreign fixed income instruments), including those issued by issuers in emerging markets;

•      Up to 10% of net assets in non-investment grade debt (junk bonds).

A change in the securities held by the T. Rowe Portfolio is known as “portfolio turnover.” The T. Rowe Portfolio may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the T. Rowe Portfolio realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.

 issuers whether or not such securities are denominated in the US dollar.

The Acquiring Portfolio may also invest in convertible debt warrants and convertible and non-convertible preferred stock of any rating. The Acquiring Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant or through a restructuring. No more than 10% of the Acquiring Portfolio’s total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises. The Acquiring Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

The subadviser may also invest in loans or assignments arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders.

The Acquiring Portfolio may also pursue the following types of investment strategies and/or invest in the following types of securities:

•      CDOs (including collateralized loan obligations) and other credit-related asset-backed securities. No more than 20% of the Acquiring Portfolio’s net assets may be invested in CDOs. Within this limitation, the Acquiring Portfolio will primarily invest in CDOs rated AAA or AA by a major rating service.

•      Alternative investment strategies—including derivatives—to try and improve the Acquiring Portfolio’s returns, to protect its assets or for short-term cash management. Derivatives include options, futures contracts, swaps and swap options.

•      Forward foreign currency exchange contracts; and

be sold as soon as a favorable opportunity arises. The Combined Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

The subadviser may also invest in loans or assignments arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders.

The Combined Portfolio may also pursue the following types of investment strategies and/or invest in the following types of securities:

•      CDOs (including collateralized loan obligations) and other credit-related asset-backed securities. No more than 20% of the Combined Portfolio’s net assets may be invested in CDOs. Within this limitation, the Combined Portfolio will primarily invest in CDOs rated AAA or AA by a major rating service.

•      Alternative investment strategies—including derivatives—to try and improve the Combined Portfolio’s returns, to protect its assets or for short-term cash management. Derivatives include options, futures contracts, swaps and swap options.

•      Forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

•      Short sales. No more than 25% of the Combined Portfolio’s net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Combined Portfolio may also enter into short sales against-the-box.

•      Credit-linked securities, which may be linked to one or more underlying credit default swaps.

•      Repurchase agreements. The Combined Portfolio may participate with certain other Combined Portfolios of the Trust in a joint repurchase account under an order obtained from the SEC. The

T. Rowe Portfolio	Acquiring Portfolio	Combined Portfolio

purchase securities on a when-issued or delayed delivery basis.

•      Short sales. No more than 25% of the Acquiring Portfolio’s net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Acquiring Portfolio may also enter into short sales against-the-box.

•      Credit-linked securities, which may be linked to one or more underlying credit default swaps.

•      Repurchase agreements. The Acquiring Portfolio may participate with certain other Acquiring Portfolios of the Trust in a joint repurchase account under an order obtained from the SEC. The Acquiring Portfolio may also invest up to 30% of its net assets in reverse repurchase agreements and dollar rolls. The Acquiring Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

•      Illiquid investments.

The Acquiring Portfolio is managed by PGIM Fixed Income.

Combined Portfolio may also invest up to 30% of its net assets in reverse repurchase agreements and dollar rolls. The Combined Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

•      Illiquid investments.

The Combined Portfolio is managed by PGIM Fixed Income.

Principal Risks of the Portfolios

The table below compares the principal risks of investing in the Portfolios. All investments have risks to some degree, and it is possible that you could lose money by investing in each of the Portfolios. As previously noted, the T. Rowe Portfolio and the Acquiring Portfolio have similar investment objectives and substantially similar principal investment strategies. The Combined Portfolio will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete. An investment in the T. Rowe Portfolio involves substantially similar risks as an investment in the Acquiring Portfolio or the Combined Portfolio, as noted below. An investment in each of the Portfolios is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While each of the Portfolios makes every effort to achieve its objective, it can’t guarantee success.

Principal Risks	T. Rowe Portfolio	Acquiring Portfolio	Combined Portfolio

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than

	Yes	Yes	Yes

Principal Risks	T. Rowe Portfolio	Acquiring Portfolio	Combined Portfolio

expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

	Yes	Yes	Yes

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

	Yes	Yes	Yes

Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

	Yes	No	No

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

	Yes	Yes	Yes

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

	Yes	Yes	Yes

Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout

	Yes	No	No

Principal Risks	T. Rowe Portfolio	Acquiring Portfolio	Combined Portfolio
the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

	Yes	Yes	Yes

High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

	Yes	Yes	Yes

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

	Yes	Yes	Yes

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

	Yes	Yes	Yes

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

	Yes	Yes	Yes

Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.

	Yes	No	No

Senior Loan Risk. The Portfolio’s investments in certain senior loans have many of the risk characteristics of fixed income securities, and may be subject to increased credit, interest rate and liquidity risks. The value of senior loans also may be adversely affected by supply-demand imbalances caused by conditions in related markets.

	Yes	No	No

US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the US Government, and may not be backed by the full faith and credit of the US Government.

	Yes	No	No

Performance of T. Rowe Portfolio

A number of factors, including risk, can affect how the T. Rowe Portfolio performs. The information below provides some indication of the risks of investing in the T. Rowe Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the T. Rowe Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The tables also demonstrate how the T. Rowe Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays U.S. Intermediate Corporate Index (80%) (7.5% cap on Financials). PGIM Investments LLC determined the weight of each index comprising the blended index.

Annual Total Returns

2020	8.00%

BEST QUARTER: 9.03% (2nd Quarter of 2020) WORST QUARTER: -4.94% (1st Quarter of 2020)

Average Annual Total Returns (as of 12/31/20)

	1 YEAR	SINCE INCEPTION (8/19/19)
T. Rowe Portfolio	8.00%	6.77%
Bloomberg Barclays US Intermediate Corporate Index (reflects no deduction for fees, expenses or taxes)	7.47%	6.24	%*
Blended Index (reflects no deduction for fees, expenses or taxes)	8.63%	8.58	%*

* Since Inception returns for the Index are measured from the month-end closest to the inception date.

Average Annual Total Returns (as of 9/30/21)

	YEAR TO DATE	1 YEAR	SINCE INCEPTION (8/19/19)
T. Rowe Portfolio	-0.73%	1.88%	3.97%
Bloomberg Barclays US Intermediate Corporate Index (reflects no deduction for fees, expenses or taxes)	-0.44%	1.31%	4.25	%*
Blended Index (reflects no deduction for fees, expenses or taxes)	-0.87%	1.47%	3.91	%*

* Since Inception returns for the Index are measured from the month-end closest to the inception date.

Performance of Acquiring Portfolio

A number of factors, including risk, can affect how the Acquiring Portfolio performs. The information below provides some indication of the risks of investing in the Acquiring Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the Acquiring Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Annual return information is provided only for Class I shares. Because all of the Acquiring Portfolio’s shares are invested in the same portfolio of securities, annual returns for Class III shares would be lower because Class III shares do not have the same expenses as Class I shares.

Annual Total Returns (Class I Shares)

2011	7.51%
2012	10.68%
2013	-0.71%
2014	7.09%
2015	-0.26%
2016	5.59%
2017	7.00%
2018	-0.15%
2019	10.90%
2020	8.45%

BEST QUARTER: 6.80% (2nd Quarter of 2020) WORST QUARTER: -3.30% (2nd Quarter of 2013)

Average Annual Total Returns (as of 12/31/20)

	1 YEAR	5 YEARS	10 YEARS
Acquiring Portfolio (Class I Shares)	8.45%	6.29%	5.53%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns (as of 9/30/21)

	YEAR TO DATE	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Acquiring Portfolio (Class I Shares)	-1.01%	1.49%	6.42%	4.31%	4.85%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.55%	-0.90%	5.36%	2.94%	3.01%

Capitalizations of T. Rowe Portfolio and Acquiring Portfolio Before and After Reorganization*

The following table sets forth, as of September 30, 2021: (i) the capitalization of the T. Rowe Portfolio, (ii) the capitalization of the Acquiring Portfolio, and (iii) the capitalization of the Combined Portfolio (T. Rowe) as adjusted to give effect to the Reorganization. The capitalization table does not include the redemption of seed capital. As part of the redemption of the seed capital, 64% of the T. Rowe Portfolio’s net assets will be redeemed. Since the completion of any one Reorganization is not dependent upon completion of any or all of the other Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.

	T. Rowe Portfolio (unaudited)	Acquiring Portfolio (unaudited)	Adjustments		Combined Portfolio (Pro Forma Surviving) (unaudited)
Net assets	$8,389,613	$1,309,102,314	$—		$1,317,491,927
Total shares outstanding	772,644	83,828,740	(235,537	)(a)	84,365,847
Net asset value per share	$10.86	$15.62	$—		$15.62

(a) Reflects the change in shares of the T. Rowe Portfolio upon conversion into the Acquiring Portfolio. Shareholders of the T. Rowe Portfolio would become shareholders of the Acquiring Portfolio, receiving shares of the Acquiring Portfolio equal to the value of their holdings in the T. Rowe Portfolio immediately prior to the Reorganization.

* All information for the Acquiring Portfolio and Combined Portfolio only pertains to Class I shares. The total assets for the Acquiring Portfolio (including Class III) is $1,311,719,614.

COMPARISON OF WESTERN PORTFOLIO AND ACQUIRING PORTFOLIO

Additional information regarding the Acquiring Portfolio’s investments and risks, the management of the Acquiring Portfolio, the purchase and sale of Acquiring Portfolio shares, annual portfolio operating expenses, certain U.S. federal income tax considerations, and financial intermediary compensation is set forth in Exhibit B to this Prospectus/Proxy Statement.

Analysis of Investment Objectives and Principal Investment Strategies of the Portfolios

The investment objectives of the Western Portfolio and Acquiring Portfolio are similar. The investment objective of the Western Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation. The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital. The investment objectives of the Western Portfolio and the Acquiring Portfolio are non-fundamental, meaning that they can be changed by the Board without shareholder approval.

The Portfolios also have substantially similar principal investment strategies. The Western Portfolio and the Acquiring Portfolio each employ a fixed income strategy by investing at least 80% of its assets in fixed income securities. Further, the Western Portfolio and the Acquiring Portfolio seek income and capital preservation. In addition, the Western Portfolio and the Acquiring Portfolio may invest up to 30% in non-investment grade securities and non-US securities. While the expected normal market exposure for the Acquiring Portfolio is 80% in bonds, the Western Portfolio is expected to have 80% market exposure specifically in corporate bonds.

As explained above, as of the effective date of the Reorganization, the Combined Portfolio will be managed by the Acquiring Portfolio’s subadviser, PGIM, according to the investment objective and principal investment strategies of the Acquiring Portfolio.

	Western Portfolio	Acquiring Portfolio	Combined Portfolio
Investment Objective:	The investment objective of the Western Portfolio is to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital preservation.	The investment objective of the Acquiring Portfolio is a high level of income over a longer term while providing reasonable safety of capital.	The investment objective of the Combined Portfolio is a high level of income over a longer term while providing reasonable safety of capital.
Principal Investment Strategies:

The Western Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the Western Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other collateralized debt obligations (CDOs); (iii) certain debt obligations issued or guaranteed by the US government and government-related entities, including mortgage-related securities; (iv) US government securities; and (v) derivatives and synthetic instruments that have

In pursuing its investment objective, the Acquiring Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds.

The subadviser normally invests at least 70% of the Acquiring Portfolio’s investable assets in high-grade debt obligations and high-quality money market investments. The Acquiring Portfolio will normally invest in intermediate and long-term debt obligations. The Acquiring Portfolio will not change this policy unless it provides 60 days prior written notice to contract owners.

In managing the Acquiring Portfolio’s assets, the subadviser uses a combination of top-down

In pursuing its investment objective, the Combined Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds.

The subadviser normally invests at least 70% of the Combined Portfolio’s investable assets in high-grade debt obligations and high-quality money market investments. The Combined Portfolio will normally invest in intermediate and long-term debt obligations. The Combined Portfolio will not change this policy unless it provides 60 days prior written notice to contract owners.

In managing the Combined Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with

Western Portfolio	Acquiring Portfolio	Combined Portfolio

economic characteristics that are similar to these types of securities and obligations. The Western Portfolio, at times, may be concentrated in certain sectors.

The subadviser has a team of fixed income professionals, including credit analysts and traders, with experience in many sectors of the US and foreign fixed income securities markets. In determining which securities to buy and sell, the subadviser will consider, among other things, the financial history and condition, earnings trends, analysts’ recommendations, and the prospects and management of an issuer. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to assess an issuer’s prospects and to determine whether its securities are undervalued or overvalued.

In pursuing its investment objective, the Western Portfolio invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in corporate bonds. For purposes of this 80% policy, corporate bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities. The Western Portfolio may invest in derivative instruments, including futures, forwards, options, and swaps, to try to enhance return or to reduce (“hedge”) investment risks.

The above-described 80% policy is a non-fundamental investment policy of the Western Portfolio and may be changed by the Board without shareholder approval. The Western Portfolio, however, will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above. There is no guarantee that the Western Portfolio will achieve its investment objective.

The Western Portfolio may invest up to 10% of its net assets in instruments economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.

The subadviser may also consider investment factors, such as expected total return, yield, spread and potential for price appreciation, as well as credit quality, maturity and risk. The Acquiring Portfolio may invest in a security based upon the expected total return, rather than the yield of such security.

The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.

In general, the value of debt obligations moves in the opposite direction as interest rates—if a bond is purchased and then interest rates go up, newer bonds will be worth more relative to existing bonds because they will have a higher rate of interest. The subadviser will adjust the mix of the Acquiring Portfolio’s short-term, intermediate-term and long-term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when interest rates go up.

proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.

The subadviser may also consider investment factors, such as expected total return, yield, spread and potential for price appreciation, as well as credit quality, maturity and risk. The Combined Portfolio may invest in a security based upon the expected total return, rather than the yield of such security.

The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.

In general, the value of debt obligations moves in the opposite direction as interest rates—if a bond is purchased and then interest rates go up, newer bonds will be worth more relative to existing bonds because they will have a higher rate of interest. The subadviser will adjust the mix of the Combined Portfolio’s short-term, intermediate-term and long-term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when interest rates go up.

Investment grade debt securities are those that major rating services, like S&P or Moody’s, have rated within one of their four highest rating categories. The Combined Portfolio may continue to hold a debt obligation if it is downgraded

Western Portfolio	Acquiring Portfolio	Combined Portfolio

which are rated below investment grade or, if unrated, are considered by the subadviser to be of comparable quality to instruments rated below investment grade (commonly called “high yield” or “junk bonds”). The term “investment grade” refers to instruments which are either rated Baa or higher by Moody’s, or BBB or higher by Standard & Poor’s or Fitch, or are comparably rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, are considered by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the subadviser will treat the security as being rated in the highest rating category received from an NRSRO. The subadviser currently intends to maintain a weighted average credit quality rating of BBB+ or better with respect to instruments held by the Western Portfolio.

Although the Western Portfolio may invest in instruments of any duration or maturity, under normal market conditions the dollar-weighted average effective duration of the Western Portfolio, including futures positions, is expected to be within +/- one year of its secondary benchmark index, as calculated by the subadviser, with a duration of approximately 6.7 years as of December 31, 2020. The Western Portfolio’s secondary custom blended index consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays US Intermediate Corporate Index (80%), and a cap of 7.5% on Financials. Duration is a measurement of a bond’s interest rate risk that considers a bond’s maturity, yield, coupon and call features. These many factors are calculated into one number that measures how sensitive a bond’s value may be to interest rate changes. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, the fact that some bonds can be prepaid by the issuer). In general, each year of duration represents an expected 1% change in the

Investment grade debt securities are those that major rating services, like S&P or Moody’s, have rated within one of their four highest rating categories. The Acquiring Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. The subadviser may also invest up to 30% of the Acquiring Portfolio’s investable assets in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as “junk bonds.” The subadviser may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above. Debt obligations are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which the Acquiring Portfolio may invest include US Government securities, mortgage-related securities, asset-backed securities, and corporate bonds.

The Acquiring Portfolio may invest without limit in debt obligations issued or guaranteed by the US Government and government-related entities. An example of a debt security that is backed by the full faith and credit of the US Government is an obligation of Ginnie Mae. In addition, we may invest in US Government securities issued by other government entities, like Fannie Mae and Sallie Mae, which are not backed by the full faith and credit of the US Government. Instead, these issuers have the right to borrow from the US Treasury to meet their obligations. The Acquiring Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend below investment grade after it is purchased or if it is no longer rated by a major rating service. The subadviser may also invest up to 30% of the Combined Portfolio’s investable assets in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as “junk bonds.” The subadviser may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above. Debt obligations are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which the Combined Portfolio may invest include US Government securities, mortgage-related securities, asset-backed securities, and corporate bonds.

The Combined Portfolio may invest without limit in debt obligations issued or guaranteed by the US Government and government-related entities. An example of a debt security that is backed by the full faith and credit of the US Government is an obligation of Ginnie Mae. In addition, we may invest in US Government securities issued by other government entities, like Fannie Mae and Sallie Mae, which are not backed by the full faith and credit of the US Government. Instead, these issuers have the right to borrow from the US Treasury to meet their obligations. The Combined Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

The subadviser may invest up to 20% of the Combined Portfolio’s total assets in debt securities issued outside the US by US or foreign issuers whether or not such securities are denominated in the US dollar.

The Combined Portfolio may also invest in convertible debt warrants and convertible and non-convertible

Western Portfolio	Acquiring Portfolio	Combined Portfolio

value for every 1% immediate change in interest rates. For example, if a portfolio of fixed income securities has an average duration of four years, its value can be expected to fall about 4% if interest rates rise by 1%. Conversely, the Western Portfolio’s value can be expected to rise about 4% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. The dollar-weighted average effective duration of the Western Portfolio may fall outside of its expected range due to market movements. If this happens, the Western Portfolio’s subadviser will take action to bring the Western Portfolio’s dollar-weighted average effective duration back within its expected range within a reasonable period of time.

In addition, under normal market conditions, the Western Portfolio may invest subject to the following limitations:

•             Up to 15% of total assets in instruments categorized in the financial services group of industries;

•             Up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers (foreign fixed income instruments), including those issued by issuers in emerging markets;

•             Up to 10% of net assets in non-investment grade debt (junk bonds).

A change in the securities held by the Western Portfolio is known as “portfolio turnover.” The Western Portfolio may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Western Portfolio realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.

entirely upon their own resources to repay their debt.

The subadviser may invest up to 20% of the Acquiring Portfolio’s total assets in debt securities issued outside the US by US or foreign issuers whether or not such securities are denominated in the US dollar.

The Acquiring Portfolio may also invest in convertible debt warrants and convertible and non-convertible preferred stock of any rating. The Acquiring Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant or through a restructuring. No more than 10% of the Acquiring Portfolio’s total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises. The Acquiring Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

The subadviser may also invest in loans or assignments arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders.

The Acquiring Portfolio may also pursue the following types of investment strategies and/or invest in the following types of securities:

•             CDOs (including collateralized loan obligations) and other credit-related asset-backed securities. No more than 20% of the Acquiring Portfolio’s net assets may be invested in CDOs. Within this limitation, the Acquiring Portfolio will primarily invest in CDOs rated AAA or AA by a major rating service.

•             Alternative investment strategies–including derivatives–to try and improve the Acquiring Portfolio’s returns, to protect its assets or for short-term cash preferred stock of any rating. The Combined Portfolio will not acquire any common stock except by converting a convertible security or exercising a warrant or through a restructuring. No more than 10% of the Combined Portfolio’s total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises. The Combined Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

The subadviser may also invest in loans or assignments arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders.

The Combined Portfolio may also pursue the following types of investment strategies and/or invest in the following types of securities:

•             CDOs (including collateralized loan obligations) and other credit-related asset-backed securities. No more than 20% of the Combined Portfolio’s net assets may be invested in CDOs. Within this limitation, the Combined Portfolio will primarily invest in CDOs rated AAA or AA by a major rating service.

•             Alternative investment strategies–including derivatives–to try and improve the Combined Portfolio’s returns, to protect its assets or for short-term cash management. Derivatives include options, futures contracts, swaps and swap options.

•             Forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

•             Short sales. No more than 25% of the Combined Portfolio’s net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Combined Portfolio may also enter into short sales against-the-box.

Western Portfolio	Acquiring Portfolio	Combined Portfolio

management. Derivatives include options, futures contracts, swaps and swap options.

•             Forward foreign currency exchange contracts; and purchase securities on a when-issued or delayed delivery basis.

•             Short sales. No more than 25% of the Acquiring Portfolio’s net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Acquiring Portfolio may also enter into short sales against-the-box.

•             Credit-linked securities, which may be linked to one or more underlying credit default swaps.

•             Repurchase agreements. The Acquiring Portfolio may participate with certain other Acquiring Portfolios of the Trust in a joint repurchase account under an order obtained from the SEC. The Acquiring Portfolio may also invest up to 30% of its net assets in reverse repurchase agreements and dollar rolls. The Acquiring Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

•             Illiquid investments.

The Acquiring Portfolio is managed by PGIM Fixed Income

•             Credit-linked securities, which may be linked to one or more underlying credit default swaps.

•             Repurchase agreements. The Combined Portfolio may participate with certain other Combined Portfolios of the Trust in a joint repurchase account under an order obtained from the SEC. The Combined Portfolio may also invest up to 30% of its net assets in reverse repurchase agreements and dollar rolls. The Combined Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

•             Illiquid investments.

The Combined Portfolio is managed by PGIM Fixed Income.

Principal Risks of the Portfolios

The table below compares the principal risks of investing in the Portfolios. All investments have risks to some degree, and it is possible that you could lose money by investing in each of the Portfolios. As previously noted, the Western Portfolio and the Acquiring Portfolio have similar investment objectives and substantially similar principal investment strategies. The Combined Portfolio will be subject to the same risks as the Acquiring Portfolio once the Reorganization is complete. An investment in the Western Portfolio involves substantially similar risks as an investment in the Acquiring Portfolio or the Combined Portfolio, as noted below. An investment in each of the Portfolios is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While each of the Portfolios makes every effort to achieve its objective, it can’t guarantee success.

Principal Risks	Western Portfolio	Acquiring Portfolio	Combined Portfolio

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

	Yes	Yes	Yes

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

	Yes	Yes	Yes

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

	Yes	Yes	Yes

Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

	Yes	No	No

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

	Yes	Yes	Yes

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on

	Yes	Yes	Yes

Principal Risks	Western Portfolio	Acquiring Portfolio	Combined Portfolio
the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

	Yes	No	No

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

	Yes	Yes	Yes

High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

	Yes	Yes	Yes

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

	Yes	Yes	Yes

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

	Yes	Yes	Yes

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

	Yes	Yes	Yes

Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.

	Yes	No	No

Principal Risks	Western Portfolio	Acquiring Portfolio	Combined Portfolio

Senior Loan Risk. The Portfolio’s investments in certain senior loans have many of the risk characteristics of fixed income securities, and may be subject to increased credit, interest rate and liquidity risks. The value of senior loans also may be adversely affected by supply-demand imbalances caused by conditions in related markets.

	Yes	No	No

US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the US Government, and may not be backed by the full faith and credit of the US Government.

	Yes	No	No

Performance of Western Portfolio

A number of factors, including risk, can affect how the Western Portfolio performs. The information below provides some indication of the risks of investing in the Western Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the Western Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Western Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays U.S. Intermediate Corporate Index (80%) (7.5% cap on Financials). PGIM Investments LLC determined the weight of each index comprising the blended index.

Annual Total Returns

2020	8.11%

BEST QUARTER: 10.09% (2nd Quarter of 2020) WORST QUARTER: -5.94% (1st Quarter of 2020)

Average Annual Total Returns (as of 12/31/20)

	1 YEAR	SINCE INCEPTION (8/19/19)
Western Portfolio	8.11%	6.70%
Bloomberg Barclays US Intermediate Corporate Index (reflects no deduction for fees, expenses or taxes)	7.47%	6.24	%*
Blended Index (reflects no deduction for fees, expenses or taxes)	8.63%	8.58	%*

* Since Inception returns for the Index are measured from the month-end closest to the inception date.

Average Annual Total Returns (as of 9/30/21)

	YEAR TO DATE	1 YEAR	SINCE INCEPTION (8/19/19)
Western Portfolio	-0.91%	1.79%	3.83%
Bloomberg Barclays US Intermediate Corporate Index (reflects no deduction for fees, expenses or taxes)	-0.44%	1.31%	4.25	%*
Blended Index (reflects no deduction for fees, expenses or taxes)	-0.87%	1.47%	3.91	%*

* Since Inception returns for the Index are measured from the month-end closest to the inception date.

Performance of Acquiring Portfolio

A number of factors, including risk, can affect how the Acquiring Portfolio performs. The information below provides some indication of the risks of investing in the Acquiring Portfolio by showing changes in its performance from year to year, and by showing how its average annual returns over various time periods compare with those of a broad measure of market performance. Past performance does not mean that the Acquiring Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and tables are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Annual return information is provided only for Class I shares. Because all of the Acquiring Portfolio’s shares are invested in the same portfolio of securities, annual returns for Class III shares would be lower because Class III shares do not have the same expenses as Class I shares.

Annual Total Returns (Class I Shares)

2011	7.51%
2012	10.68%
2013	-0.71%
2014	7.09%
2015	-0.26%
2016	5.59%
2017	7.00%
2018	-0.15%
2019	10.90%
2020	8.45%

BEST QUARTER: 6.80% (2nd Quarter of 2020) WORST QUARTER: -3.30% (2nd Quarter of 2013)

Average Annual Total Returns (as of 12/31/20)

	1 YEAR	5 YEARS	10 YEARS
Acquiring Portfolio (Class I Shares)	8.45%	6.29%	5.53%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns (as of 9/30/21)

	YEAR TO DATE	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Acquiring Portfolio (Class I Shares)	-1.01%	1.49%	6.42%	4.31%	4.85%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.55%	-0.90%	5.36%	2.94%	3.01%

Capitalizations of Western Portfolio and Acquiring Portfolio Before and After Reorganization*

The following table sets forth, as of September 30, 2021: (i) the capitalization of the Western Portfolio, (ii) the capitalization of the Acquiring Portfolio, and (iii) the capitalization of the Combined Portfolio (Western) as adjusted to give effect to the Reorganization. The capitalization table does not include the redemption of seed capital. As part of the redemption of the seed capital, 61% of the Western Portfolio’s net assets will be redeemed. Since the completion of any one Reorganization is not dependent upon completion of any or all of the other Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.

	Western Portfolio (unaudited)	Acquiring Portfolio (unaudited)	Adjustments		Combined Portfolio (Pro Forma Surviving) (unaudited)
Net assets	$8,923,641	$1,309,102,314	$—		$1,318,025,955
Total shares outstanding	824,175	83,828,740	(252,879	)(a)	84,400,036
Net asset value per share	$10.83	$15.62	$—		$15.62

(a) Reflects the change in shares of the Western Portfolio upon conversion into the Acquiring Portfolio. Shareholders of the Western Portfolio would become shareholders of the Acquiring Portfolio, receiving shares of the Acquiring Portfolio equal to the value of their holdings in the Western Portfolio immediately prior to the Reorganization.

* All information for the Acquiring Portfolio and Combined Portfolio only pertains to Class I shares. The total assets for the Acquiring Portfolio (including Class III) is $1,311,719,614.

COMPARISON OF THE TARGET PORTFOLIOS, ACQUIRING PORTFOLIO AND COMBINED PORTFOLIO

Additional information regarding the Acquiring Portfolio’s investments and risks, the management of the Acquiring Portfolio, the purchase and sale of Acquiring Portfolio shares, annual portfolio operating expenses, certain U.S. federal income tax considerations, and financial intermediary compensation is set forth in Exhibit B to this Prospectus/Proxy Statement.

Capitalizations of the Target Portfolios, Acquiring Portfolio and Combined Portfolio Before and After Reorganization*

The following tables set forth, as of September 30, 2021: (i) the capitalization of each of the Target Portfolios, (ii) the capitalization of the Acquiring Portfolio, and (iii) the capitalization of the Combined Portfolio (all Target Portfolios) as adjusted to give effect to the Reorganization. The capitalization table does not include the redemption of seed capital. As part of the redemption of the seed capital, 59% of the BlackRock Portfolio’s net assets, 53% of the PIMCO Portfolio’s net assets, 46% of the Prudential Portfolio’s net assets, 64% of the T. Rowe Portfolio’s net assets, and 61% of the Western Portfolio’s net assets will be redeemed. Since the completion of any one Reorganization is not dependent upon completion of any or all of the other Reorganizations, there are combinations of Reorganizations that may occur in addition to those presented.

	BlackRock Portfolio (unaudited)	PIMCO Portfolio (unaudited)	Prudential Portfolio (unaudited)	T. Rowe Portfolio (unaudited)	Western Portfolio (unaudited)	Acquiring Portfolio (unaudited)	Adjustments		Combined Portfolio (Pro Forma Surviving) (unaudited)
Net assets	$9,321,442	$10,129,577	$12,010,774	$8,389,613	$8,923,641	$1,309,102,314	$—		$1,357,877,361
Total shares outstanding	844,166	934,366	1,100,795	772,644	824,175	83,828,740	(1,353,544	)(a)	86,951,342
Net asset value per share	$11.04	$10.84	$10.91	$10.86	$10.83	$15.62	$		$15.62

(a) Reflects the change in shares of the Target Portfolios upon conversion into the Acquiring Portfolio. Shareholders of the Target Portfolios would become shareholders of the Acquiring Portfolio, receiving shares of the Acquiring Portfolio equal to the value of their holdings in the Target Portfolios immediately prior to the Reorganization.

* All information for the Acquiring Portfolio and Combined Portfolio only pertains to Class I shares. The total assets for the Acquiring Portfolio (including Class III) is $1,311,719,614.

MANAGEMENT OF THE TARGET PORTFOLIOS,
THE ACQUIRING PORTFOLIO AND THE COMBINED PORTFOLIO

This section provides more information about: (i) PGIM Investments, (ii) BlackRock as the subadviser to the BlackRock Portfolio, (iii) PIMCO as subadviser to the PIMCO Portfolio, (iv) PGIM and PGIML as the subadvisers to the Prudential Portfolio, (v) PGIM as the subadviser to the Acquiring Portfolio and the Combined Portfolio (vi) T. Rowe Price as the subadviser to the T. Rowe Portfolio and (vii) Western Asset as the subadviser to the Western Portfolio.

Investment Management Arrangements

The Portfolios are managed by PGIM Investments, 655 Broad Street, Newark, NJ 07102.

As of September 30, 2021, PGIM Investments served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $370.3 billion. PGIM Investments is a wholly-owned subsidiary of PIFM Holdco, LLC, which is a wholly-owned subsidiary of PGIM Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential). PGIM Investments has been in the business of providing advisory services since 1996.

The Investment Management Agreements between the Manager and the Trust on behalf of the Target Portfolios and the Acquiring Portfolio (the “Management Agreements”), provide that the Manager will furnish the Target Portfolios and the Acquiring Portfolio with investment advice and administrative services subject to the oversight of the Board and in conformity with the stated principal investment strategies of the Target Portfolios and the Acquiring Portfolio. The Manager must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent, and shareholder servicing services that are deemed advisable by the Trustees.

The Trust and the Fund each use a “manager-of-managers” structure. That means that the Manager has engaged the subadvisers to conduct the investment programs of the Target Portfolios and the Acquiring Portfolio, including the purchase, retention and sale of portfolio securities and other financial instruments. The Manager is responsible for monitoring the activities of the subadvisers and reporting on such activities to the Trustees. The Trust and the Fund have both obtained an exemptive order from the SEC that permits the Manager, subject to approval by the Board, to hire or change subadvisers for the Target Portfolios and the Acquiring Portfolio by entering into new subadvisory agreements with affiliated and non-affiliated subadvisers, without obtaining shareholder approval of such changes. This exemptive order (which is similar to exemptive orders granted to other investment companies that are organized in a manner similar to the Trust and the Fund) is intended to facilitate the efficient supervision and management of the subadvisers by the Manager and the Trustees.

If there is more than one subadviser for the Target Portfolios and the Acquiring Portfolio, the Manager will normally determine the division of the assets for each of the Portfolios among the applicable subadvisers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided among such subadvisers as the Manager deems appropriate. The Manager may, in its discretion, change the target allocation of assets among subadvisers, transfer assets between subadvisers, or change the allocation of cash inflows or cash outflows among subadvisers for any reason and at any time without notice. As a consequence, the Manager may allocate assets or cash flows from a portfolio segment that has appreciated more to another portfolio segment.

Reallocations of assets among the subadvisers and the Manager may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because the subadvisers and the Manager select portfolio securities independently, it is possible that a security held by a portfolio segment may also be held by another portfolio segment of the Target Portfolios or the Acquiring Portfolio or that certain subadvisers or the Manager may simultaneously favor the same industry. The Manager will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if a subadviser buys a security as another subadviser or the Manager sells it, the net position of the Target Portfolios or the Acquiring Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Target Portfolios or the Acquiring Portfolio will have incurred additional costs. The Manager will consider these costs in determining the allocation of assets or cash flows. The Manager will consider the timing of asset and cash flow reallocations based upon the best interests of each of the Portfolios and its shareholders.

A discussion regarding the basis for the Board’s approvals of the Management Agreements and the subadvisory agreements are available in the semi-annual reports (for agreements approved during the six-month period ended June 30) and in the annual reports (for agreements approved during the six-month period ended December 31).

Subadvisers of the Target Portfolios and the Acquiring Portfolio. The BlackRock Portfolio is subadvised by BlackRock. The PIMCO Portfolio is subadvised by PIMCO. The Prudential Portfolio and the Acquiring Portfolio are each subadvised by PGIM. PGIML serves as subadviser to the Prudential Portfolio and serves as sub-subadviser to the Acquiring Portfolio. The T. Rowe Portfolio is subadvised by T. Rowe. The Western Portfolio is subadvised by Western Asset. The SAI provides additional information about the portfolio managers responsible for the day-to-day management of each of the Portfolios, the portfolio manager’s compensation, other accounts that each portfolio manager manages, and ownership of portfolio securities by each portfolio manager. If the Reorganizations are approved, the Combined Portfolio will be managed by PGIM and PGIML will serve as sub-subadviser.

Descriptions of the subadvisers and the portfolio managers are set forth below:

BlackRock Portfolio

BlackRock Financial Management, Inc. (BlackRock Financial) is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial is a registered investment adviser and a commodity pool operator organized in New York. BlackRock Inc. and its affiliates had approximately $9.496 trillion in assets under management as of September 30, 2021. BlackRock Financial is located at 55 East 52nd Street, New York, New York 10055.

The BlackRock portfolio managers who are jointly and primarily responsible for the day-to-day management of the BlackRock Portfolio are Stephan Bassas and Kashif Riaz.

Stephan Bassas, Managing Director, is the lead portfolio manager for the fundamental US Investment Grade Credit and Long Duration team within BlackRock’s Global Fixed Income Group Stephan has been a senior portfolio manager focused on US investment grade credit portfolios and long duration strategies since 2007. Previously, Mr. Bassas worked in the Firm’s London office and was responsible for European investment grade corporate portfolios. Mr. Bassas’ service with the Firm dates back to 2000, including his time with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. Previously, Mr. Bassas worked as a portfolio manager and then as an asset swap proprietary trader for Paribas Asset Management and Paribas Capital Markets in Luxembourg and London.

Mr. Bassas graduated from the University of Lyon, in France and attended the Investment Management Program at the London Business School.

Kashif Riaz, Managing Director, is a member of the fundamental US Investment Grade Credit and Long Duration team within BlackRock’s Global Fixed Income Group Prior to assuming his current responsibilities, Mr. Riaz was a Portfolio Manager in the Financial Institutions Group, focused on Credit. From 2010-2015, he served as the Head of Investment Grade Credit within BlackRock’s Global Capital Markets team in the Trading & Liquidity Strategies group. His responsibilities included managing BlackRock’s primary market activities in the investment grade corporate bond market and contributing to the development of BlackRock’s public positioning on bond market structure and liquidity. Mr. Riaz co-authored several BlackRock ViewPoint and BlackRock Investment Institute publications on these topics in 2013 and 2014.

Prior to joining BlackRock in 2010, Mr. Riaz spent over 12 years at J.P. Morgan, spanning Investment Banking Coverage and Debt Capital Markets. He has extensive experience driving corporate finance advisory assignments and executing M&A transactions, acquisition financings, equity offerings, and bond offerings for clients across a range of sectors.

Mr. Riaz received an MBA degree from Columbia University in 2005 and an SB degree from the Massachusetts Institute of Technology in 1998.

PIMCO Portfolio

Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary of Allianz Asset Management of America L.P. with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by Allianz Asset Management U.S. Holding II LLC. Through various holding company structures, Allianz Asset Management of America L.P. is majority owned by Allianz SE. As of September 30, 2021, PIMCO managed $2.20 trillion in assets, including $1.68 trillion in third-party client assets. PIMCO’s address is 650 Newport Center Drive, Newport Beach, California 92660.

The PIMCO portfolio managers responsible or the day-to-day management of the PIMCO Portfolio are Mark R. Kiesel, Mohit Mittal and Amit Arora, CFA, FRM.

Mark R. Kiesel. Mr. Kiesel is CIO Global Credit and a managing director in the Newport Beach office. He is a member of the Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management, with oversight for the firm’s investment grade, high yield, bank loan, municipal and insurance business as well as credit research and PIMCO’s actively managed equity business. Morningstar named him Fixed-Income Fund Manager of the Year in 2012 and a finalist in both 2010 and 2017. He has written extensively on the topic of global credit markets, founded the Firm’s Global Credit Perspectives publication and regularly appears in the financial media. He joined PIMCO in 1996 and previously served as PIMCO’s global head of investment grade corporate bonds and as a senior credit analyst. He has 28 years of investment experience and holds an MBA from the University of Chicago’s Graduate School of Business. He received his undergraduate degree from the University of Michigan.

Mohit Mittal. Mr. Mittal is a managing director and portfolio manager in the Newport Beach office, and a senior member of the liability driven investment and credit portfolio management teams. He manages multi-sector portfolios with added specialization in long credit, investment grade credit, total return and unconstrained bond portfolios. In addition, he is head of the U.S. investment grade, high yield and emerging market credit trading desks. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal also serves on the board of Orangewood Foundation. He joined the firm in 2007 and holds an MBA from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

Amit Arora, CFA, FRM. Mr. Arora is an executive vice president and portfolio manager in the Newport Beach office and a member of the credit and liability-driven portfolio management teams. He manages credit portfolios focusing on investment grade and long credit. He was previously a senior member of PIMCO’s global risk management team. Prior to joining PIMCO in 2009, he was an executive director, responsible for credit hybrids and exotics trading at J.P. Morgan. Mr. Arora was previously with Bear Stearns as a managing director on the structured credit trading desk, responsible for credit derivative products in investment grade and high yield credits. He has also worked on the foreign exchange Treasury desk at Citibank. He has 24 years of investment experience and holds an MBA from NYU Stern School of Business and a bachelor’s degree in mechanical engineering from the Indian Institute of Technology (IIT Bombay). He is a Certified Financial Risk Manager (FRM)

Prudential Portfolio

PGIM, Inc. (PGIM) is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PGIM was formed in June 1984 and was registered with the SEC as an investment adviser in December 1984. The Fixed Income unit of PGIM (PGIM Fixed Income) is the principal public fixed income asset management unit of PGIM. As of September 30, 2021, PGIM had approximately $1.514 trillion in assets under management. PGIM’s address is 655 Broad Street, Newark, New Jersey 07102.

PGIM Fixed Income is the primary public fixed-income asset management unit of PGIM, with $964.4 billion in assets under management as of September 30, 2021, and is the unit of PGIM that provides investment advisory services.*

PGIM Fixed Income is organized into groups specializing in different sectors of the fixed income market: US and non-US government bonds, mortgages and asset-backed securities, US and non-US investment grade corporate bonds, high-yield bonds, emerging markets bonds, municipal bonds, and money market securities.

PGIM Limited is an indirect, wholly-owned subsidiary of PGIM. PGIM Limited is located at Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR. PGIM Limited provides investment advisory services with respect to securities in certain foreign markets. As of September 30, 2021, PGIM Limited managed approximately $58.1 billion in assets.

* PGIM Fixed Income’s assets under management includes PGIM Limited’s assets under management listed above.

The PGIM Fixed Income portfolio managers responsible or the day-to-day management of the Prudential Portfolio are Steven A. Kellner, CFA, Terence Wheat, CFA, Lee Friedman, CFA, Alyssa Davis, and Paul Zetterstrom, CFA.

Steven A. Kellner, CFA, is a Managing Director and Head of Corporates at PGIM Fixed Income. He is exclusively focused on Investment Grade portfolio management and trading and has been instrumental as a Senior Portfolio Manager in growing the Firm’s corporate assets from $44 billion in 2000 to $367 billion in corporate assets under management as of December 31, 2020. Mr. Kellner has been managing corporate bonds for the Firm since 1989. In 1992, Mr. Kellner was named Managing Director and Head of the Firm’s proprietary Corporate Bond portfolios. In 1999, he became Head of Corporate Bond Strategies including all third-party management. He initially joined the Firm in 1986. After completing his MBA in Finance at The Wharton School of the University of Pennsylvania in 1987, Mr. Kellner rejoined the group as an analyst, then moved to the corporate bond team responsible for managing the Firm’s proprietary fixed income portfolios. In addition to his MBA, Mr. Kellner received a BCE in Civil Engineering from Villanova University. He holds the Chartered Financial Analyst (CFA) designation.

Note: Mr. Kellner has announced his intention to retire on or about April 2022.

Terence Wheat, CFA, is a Managing Director and portfolio manager for PGIM Fixed Income’s U.S. Investment Grade Corporate Bond Team. Previously, he was a Global HY portfolio manager and an emerging markets corporate portfolio manager at PGIM Fixed Income. Prior to that, he was a high yield portfolio manager for PGIM Fixed Income’s High Yield Team for six years. Mr. Wheat also spent 12 years as a credit analyst in PGIM Fixed Income’s Credit Research Group, where he was responsible for the consumer products, gaming and leisure, retail, supermarkets, and textile/apparel industries. Mr. Wheat covered high yield bonds from 1998 to 2003, and investment grade issues from 1993 to

1998. Earlier, he worked for the Firm’s Financial Management Group. Mr. Wheat joined the Firm in 1988. He received a BS in Accounting and an MBA from Rider University and holds the Chartered Financial Analyst (CFA) designation.

Lee Friedman, CFA, is a Principal and portfolio manager for PGIM Fixed Income’s U.S. Investment Grade Corporate Bond Team. Mr. Friedman focuses on taxable municipal bonds. Prior to assuming this position, Mr. Friedman assisted in managing tax-exempt and taxable municipal assets for retail funds, institutional clients, and affiliated accounts on the Municipal Bond Team. Prior to that, he was an Associate for PGIM Fixed Income’s Credit Research Group where he covered higher education, not-for-profits (501c3), state and local government obligations, and transportation bonds, and also supported the senior municipal credit analysts. Previously, Mr. Friedman held positions in both the Firm’s Asset Liability and Risk Management Group and PGIM Fixed Income, where he supported the attribution and forecasting processes. Prior to joining the Firm in 2003, Mr. Friedman was an auditor at The Vanguard Group. He received a BS in Finance with High Distinction from Pennsylvania State University. Mr. Friedman holds the Chartered Financial Analyst (CFA) designation.

Alyssa Davis is a Principal and portfolio manager for PGIM Fixed Income’s U.S. Investment Grade Corporate Bond Team. Prior to her current role, Ms. Davis was a credit analyst in PGIM Fixed Income’s Credit Research Group. As an analyst, Ms. Davis helped cover the retail, supermarket, consumer products, gaming, food and beverage, tobacco, leisure, and lodging sectors for investment grade and non-investment grade bond portfolios. Previously, she was an investment analyst for PGIM Fixed Income’s Investment Strategy Team, and an investment operations specialist for two different investment management product teams. Ms. Davis joined the Firm in 1997. She received a BS in Finance from Bryant College.

Paul Zetterstrom, CFA, is a Vice President and portfolio manager for PGIM Fixed Income’s U.S. Investment Grade Corporate Bond Team. He joined PGIM Fixed Income in 2008 as a member of the High Yield Credit Research team. After three years working in credit research and prior to joining the U.S. Investment Grade Corporate Bond Team Paul worked as a member the Portfolio Analysis Group as an Associate covering the U.S. Investment Grade Corporate Desk as well as the Global Investment Grade desk. Mr. Zetterstrom received a BS in Finance from Rutgers University in 2008 and holds the Chartered Financial Analyst (CFA) designation.

T. Rowe Portfolio

T. Rowe Price Associates, Inc. (T. Rowe Price) and its affiliates managed approximately $1.61 trillion in assets as of September 30, 2021. T. Rowe Price’s address is 100 East Pratt Street, Baltimore, Maryland 21202.

T. Rowe Price manages the T. Rowe Portfolio through an Investment Advisory Committee. The Committee Chairman has day-to-day responsibility for managing the T. Rowe Portfolio and works with the Committee in developing and executing the T. Rowe Portfolio’s investment program. Steven E. Boothe, CFA and Lauren T. Wagandt, CFA are responsible for the day-to-day management of the T. Rowe Portfolio.

Steven E. Boothe, CFA. Steve Boothe is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a portfolio manager in the Fixed Income Division. Steve is an executive vice president and Co-Chairman of the Investment Advisory Committee of the Corporate Income Fund and has lead portfolio management responsibilities. He is a member of the Global Multi-Sector and U.S. Taxable Bond teams, focusing on global and U.S. investment-grade corporate bond portfolios. Steve joined the firm in 1999, and he was a credit research analyst and a portfolio manager/analyst prior to assuming his current role in 2014. He earned a B.A. in economics and mathematics from Columbia University. Steve also has earned the Chartered Financial Analyst designation and is a Series 7 and 63 registered representative.

Lauren T. Wagandt, CFA. Lauren Wagandt is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager in the Fixed Income Division. She is an executive vice president and cochair of the Investment Advisory Committee of the Corporate Income Fund and has portfolio management responsibilities. Before assuming her current role, Lauren was an assistant portfolio manager and corporate credit analyst for the Fixed Income Division. Prior to joining T. Rowe Price in 2009, she was a product specialist at BlueCrest Capital Management, a hedge fund in New York and London, serving in a marketing and client services role. Lauren also worked as a high-grade credit research analyst at Credit Suisse in New York. She earned a B.A. in economics from Cornell University. Lauren also has earned the Chartered Financial Analyst designation.

Western Portfolio

Western Asset Management Company, LLC (WAMCO) & Western Asset Management Company Limited (WAML). WAMCO, established in 1971 and effective July 31, 2020, a wholly-owned indirect subsidiary of Franklin Resources, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by WAMCO and its supervised affiliates, including Western Asset Management Company Ltd. — Japan and Western Asset Management Company Pte. Ltd. — Singapore, were approximately $483.5 billion as of September 30, 2021. WAMCO’s address is 385 East Colorado Boulevard, Pasadena, California 91101. Effective July 31, 2020, WAML is a wholly-owned indirect subsidiary of Franklin Resources, Inc. WAML acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. WAML is located at 10 Exchange Place, London, England.

Western Asset Management Company Ltd — Japan (Western Asset Japan). Effective July 31, 2020, Western Asset Japan, a wholly owned indirect subsidiary of Franklin Resources, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Western Asset Japan is located at 36F Shin-Marunouchi Building, 5-1 Marunouchi 1-Chome Chiyoda-Ku, Tokyo 100-6536, Japan.

Western Asset Management Company Pte. Ltd. — Singapore (Western Asset Singapore). Effective July 31, 2020, Western Asset Singapore, a wholly-owned indirect subsidiary of Franklin Resources, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Western Asset Singapore is located at 1 George Street #23-01, Singapore 049145.

The Western Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Annabel Rudebeck, Ryan K. Brist, CFA, Blanton Y. Keh, CFA and Kurt D. Halvorson, CFA serve as co-leaders of this team and are responsible for the day-to-day strategic oversight of the Western Portfolio’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Western Portfolio invests.

As portfolio managers, their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions.

Annabel Rudebeck, is Head of Non-US Credit and a Portfolio Manager at Western Asset and has more than 19 years of experience. Prior to joining Western Asset in 2016, Ms. Rudebeck was a Senior Partner and Head of Global Investment-Grade Credit at Rogge Global Partners, and a Credit Research Associate at J.P. Morgan Securities. Ms. Rudebeck holds a Bachelor of Arts in Economics and an Masters in Economics from the University of Cambridge.

Ryan K. Brist, CFA, is Head of Global Investment Grade Credit and a Portfolio Manager at Western Asset and has more than 25 years of experience. Prior to joining Western Asset in 2009, Mr. Brist was Chief Investment Officer and Portfolio Manager at Logan Circle Partners, L.P., Co-Chief Investment Officer and Senior Portfolio Manager at Delaware Investment Advisors, Vice President, Corporate Bond Trading at Conseco Capital Management, and Analyst, Corporate Finance Retail Products Group at Dean Witter Reynolds. Mr. Brist holds a B.S. in Finance from Indiana University. He also holds the Chartered Financial Analyst designation.

Blanton Y. Keh, CFA, is a Portfolio Manager at Western Asset and has more than 18 years of experience. Prior to joining Western Asset in 2004, Mr. Keh was a Portfolio Manager at Banc of America Capital Management, and Market Risk Manager at Bank of America. Mr. Keh holds a B.S. from California State Polytechnic University, Pomona, a M.S. from the University of California, and an M.B.A. from the Anderson Graduate School of Management, UCLA. He also holds the Chartered Financial Analyst designation.

Kurt D. Halvorson, CFA, is a Portfolio Manager at Western Asset and has more than 17 years of experience. Prior to joining Western Asset in 2010, Mr. Halvorson was a Senior Corporate Bond Manager at Aegon USA Investment Management, Senior Trader at 40/86 Advisors, LLC and was an Associate in Corporate Bond Trading at Banc of America Securities, LLC. Mr. Halvorson holds a B.A. in Business from Covenant College. He also holds the Chartered Financial Analyst designation.

Acquiring Portfolio

Michael J. Collins, CFA, Richard Piccirillo, Robert Tipp and Gregory Peters of PGIM Fixed Income are jointly and primarily responsible for the day-to-day management of the Acquiring Portfolio.

Michael J. Collins, CFA, is a Managing Director and Senior Portfolio Manager for Core, Core Plus, Absolute Return, and other Multi-Sector Fixed Income strategies. Previously, Mr. Collins was a High Yield Portfolio Manager and Fixed Income Investment Strategist. Earlier he was a credit research analyst, covering investment grade and high yield corporate credits. Additionally, he developed proprietary quantitative international interest rate and currency valuation models for our global bond unit. Mr. Collins began his career at the Firm in 1986 as a software applications designer. He received a BS in Mathematics and Computer Science from Binghamton University and an MBA in Finance from New York University. Mr. Collins holds the Chartered Financial Analyst (CFA) designation and is a Fellow of the Life Management Institute (FLMI). He currently serves as the Treasurer on the Board of CEA, a non-profit that provides education and employment for people with disabilities. Mr. Collins was named a 2019 winner of the Pension and Investment Provider Award for Global Multi-Asset Credit.

Richard Piccirillo is a Managing Director and senior portfolio manager for PGIM Fixed Income’s Core, Long Government/Credit, Core Plus, Absolute Return, and other multi-sector Fixed Income strategies. Mr. Piccirillo had specialized in mortgage-and asset-backed securities since joining the Firm in 1993. Before joining the Firm, Mr. Piccirillo was a fixed income analyst with Fischer Francis Trees & Watts. Mr. Piccirillo started his career as a financial analyst at Smith Barney. He received a BBA in Finance from George Washington University and an MBA in Finance and International Business from New York University. Mr. Piccirillo was named a 2019 winner of the Pension and Investment Provider Award for Global Multi-Asset Credit.

Robert Tipp, CFA, is a Managing Director, Chief Investment Strategist, and Head of Global Bonds for PGIM Fixed Income. In addition to co-managing the global multi-sector strategies, Mr. Tipp is responsible for global rates positioning for Core Plus, Absolute Return, and other portfolios. Mr. Tipp has worked at the Firm since 1991, where he has held a variety of senior investment manager and strategist roles. Prior to joining the firm, he was a Director in the Portfolio Strategies Group at the First Boston Corporation, where he developed, marketed, and implemented strategic portfolio products for money managers. Before that, Mr. Tipp was a Senior Staff Analyst at the Allstate Research &

Planning Center, and managed fixed income and equity derivative strategies at Wells Fargo Investment Advisors. He received a BS in Business Administration and an MBA from the University of California, Berkeley. Mr. Tipp holds the Chartered Financial Analyst (CFA) designation.

Gregory Peters is a Managing Director and Head of PGIM Fixed Income’s Multi-Sector and Strategy. Mr. Peters is a senior portfolio manager for Core, Long Government/Credit, Core Plus, Absolute Return, and other multi-sector Fixed Income strategies, in addition to having oversight of the firm’s investment strategy function. Prior to joining the Firm in 2014, Mr. Peters was the Chief Global Cross Asset Strategist at Morgan Stanley, responsible for the Firm’s macro research and asset allocation strategy. In addition, he was Morgan Stanley’s Global Director of Fixed Income & Economic Research. Earlier, he worked at Salomon Smith Barney and the Department of U.S. Treasury. He received a BA in Finance from The College of New Jersey and an MBA from Fordham University. Mr. Peters is a member of the Fixed Income Analyst Society and the Bond Market Association. Mr. Peters was named a 2019 winner of the Pension and Investment Provider Award for Global Multi-Asset Credit.

Additional Information About the Portfolio Managers—Compensation and Conflicts of Interest. For each portfolio manager that is primarily responsible for the day-to-day portfolio management of the Target Portfolios and the Acquiring Portfolio, the SAI of the Trust contains an explanation of the structure of, and method(s) used by each of BlackRock, PIMCO, PGIM, PGIML, T. Rowe Price and Western Asst to determine portfolio manager compensation. For each such portfolio manager for the Target Portfolios and the Acquiring Portfolio, the SAI’s of the Trust and the Fund also contains an explanation of any material conflicts of interest that may arise between a portfolio manager’s management of the Target Portfolios’ and Acquiring Portfolio’s investments and investments in other accounts.

Portfolio Managers: Other Accounts—Additional Information About the Portfolio Managers—Other Accounts and Share Ownership. The SAI’s of the Trust and the Fund provide additional information about the compensation for each portfolio manager that is primarily responsible for the day-to-day management of the Target Portfolios, the Acquiring Portfolio, other accounts managed by those portfolio managers, and ownership of Trust securities by those portfolio managers.

Contractual and Effective Investment Management Fee Rates for the Portfolios

The contractual investment management fee rates for the Target Portfolios and the Acquiring Portfolio are set forth below:

AST BlackRock Corporate Bond Portfolio

0.5325% of average daily net assets to $300 million;

0.5225% on next $200 million of average daily net assets;

0.5125% on next $250 million of average daily net assets;

0.5025% on next $2.5 billion of average daily net assets;

0.4925% on next $2.75 billion of average daily net assets;

0.4625% on next $4 billion of average daily net assets;

0.4425% on next $2.5 billion of average daily net assets;

0.4225% on next $2.5 billion of average daily net assets;

0.4025% on next $5 billion of average daily net assets;

0.3825% over $20 billion of average daily net assets

AST PIMCO Corporate Bond Portfolio

0.5325% of average daily net assets to $300 million;

0.5225% on next $200 million of average daily net assets;

0.5125% on next $250 million of average daily net assets;

0.5025% on next $2.5 billion of average daily net assets;

0.4925% on next $2.75 billion of average daily net assets;

0.4625% on next $4 billion of average daily net assets;

0.4425% on next $2.5 billion of average daily net assets;

0.4225% on next $2.5 billion of average daily net assets;

0.4025% on next $5 billion of average daily net assets;

0.3825% over $20 billion of average daily net assets

AST Prudential Corporate Bond Portfolio*

0.5325% of average daily net assets to $300 million;

0.5225% on next $200 million of average daily net assets;

0.5125% on next $250 million of average daily net assets;

0.5025% on next $2.5 billion of average daily net assets;

0.4925% on next $2.75 billion of average daily net assets;

0.4625% on next $4 billion of average daily net assets;

0.4425% on next $2.5 billion of average daily net assets;

0.4225% on next $2.5 billion of average daily net assets;

0.4025% on next $5 billion of average daily net assets;

0.3825% over $20 billion of average daily net assets

AST T. Rowe Price Corporate Bond Portfolio

0.5325% of average daily net assets to $300 million;

0.5225% on next $200 million of average daily net assets;

0.5125% on next $250 million of average daily net assets;

0.5025% on next $2.5 billion of average daily net assets;

0.4925% on next $2.75 billion of average daily net assets;

0.4625% on next $4 billion of average daily net assets;

0.4425% on next $2.5 billion of average daily net assets;

0.4225% on next $2.5 billion of average daily net assets;

0.4025% on next $5 billion of average daily net assets;

0.3825% over $20 billion of average daily net assets

AST Western Asset Corporate Bond Portfolio

0.5325% of average daily net assets to $300 million;

0.5225% on next $200 million of average daily net assets;

0.5125% on next $250 million of average daily net assets;

0.5025% on next $2.5 billion of average daily net assets;

0.4925% on next $2.75 billion of average daily net assets;

0.4625% on next $4 billion of average daily net assets;

0.4425% on next $2.5 billion of average daily net assets;

0.4225% on next $2.5 billion of average daily net assets;

0.4025% on next $5 billion of average daily net assets;

0.3825% over $20 billion of average daily net assets

PSF PGIM Total Return Bond Portfolio

0.40% of average daily net assets

*The Manager will aggregate assets with the AST Multi-Sector Fixed Income Portfolio for the purpose of calculating the management fee for the Prudential Portfolio.

Assuming completion of the Reorganizations and based on the assets under management for each of the Portfolios as of June 30, 2021, the effective management fee rate for the Combined Portfolio would be 0.43% based on the contractual investment management fee rate of the Acquiring Portfolio. Additionally, based on the current assets under management for each of the Portfolios as of June 30, 2021, and assuming completion of the Reorganizations on that date, the pro forma annualized total net expense ratio for the Combined Portfolio is lower than the annualized total net expense ratio of the Target Portfolios, and is expected to continue to be lower following completion of the Reorganizations.

VOTING INFORMATION

Approval of each Reorganization requires approval by a majority of the outstanding voting securities of the relevant Target Portfolio, as defined by the 1940 Act. For purposes of the 1940 Act, a majority of a Target Portfolio’s outstanding voting securities is the lesser of (i) 67% of the Target Portfolio’s outstanding voting securities represented at a meeting at which more than 50% of the Target Portfolio’s outstanding voting securities are present in person or represented by proxy, or (ii) more than 50% of the Target Portfolio’s outstanding voting securities. Each Contract owner will be entitled to give voting instructions equivalent to one vote for each full share, and a fractional vote for each fractional share, of a Target Portfolio beneficially owned at the close of business on the record date. If sufficient votes to approve a Reorganization are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of voting instructions. Pursuant to the Trust’s Amended and Restated Declaration of Trust, the holders of one-third of the outstanding voting shares present in person or by proxy shall constitute a quorum at any meeting of Trust shareholders.

In accordance with requirements of the SEC, each Participating Insurance Company, as record owner of the shares of the Target Portfolios, will vote all shares of the Target Portfolios, including Target Portfolio shares owned by a Participating Insurance Company in its general account or otherwise, for which it does not receive instructions from the Contract owner beneficially owning the shares or for instructions that are not clearly marked, and the Participating Insurance Company will vote those shares (for the respective Proposal, against the respective Proposal, or abstain) in the same proportion as the votes actually cast in accordance with instructions received from Contract owners (“Shadow Voting”). The presence at a Meeting of the Participating Insurance Companies affiliated with the Manager and other AST portfolios will be sufficient to constitute a quorum. Therefore, this Shadow Voting procedure may result in a relatively small number of Contract owners determining the outcome of the vote. No minimum response is required from the Contract owners before Shadow Voting is applied. An abstention is not counted as an affirmative vote of the type necessary to approve a Proposal and, therefore, instructions to the applicable Participating Insurance Company to abstain will have the same effect as a vote against the Proposal.

How to Vote

You can vote your shares in any one of four ways:

• By mail, with the enclosed voting instruction card;

• Over the Internet;

• Attending the Meeting via remote communication at https://viewproxy.com/Prudential/ASTAnnuities/broadridgevsm/. Please visit the Meeting website no later than 11:59 p.m. Eastern Time on the day before the Meeting to register. Shareholders will need to register for the Meeting by entering the control number found on the proxy card or voting instruction form on the Meeting website; or

• By phone.

If you simply sign and date the voting instruction card but give no voting instructions, your shares will be voted by the Participating Insurance Company in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the relevant Meeting or adjournment thereof.

Revoking Voting Instructions

Contract owners executing and returning voting instructions may revoke such instructions at any time prior to exercise of those instructions by written notice of such revocation to the Secretary of the Trust, by execution of subsequent voting instructions. In addition, you may revoke such instructions by attending the Meeting via remote communication at https://viewproxy.com/Prudential/ASTAnnuities/broadridgevsm/. Please visit the Meeting website no later than 11:59 p.m. Eastern Time on the day before the Meeting to register. Shareholders will need to register for the Meeting by entering the control number found on the proxy card or voting instruction form on the Meeting website.

Other Matters

The Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. The Board is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, it is intended that the Participating Insurance Companies will vote in accordance with their judgment.

Solicitation of Voting Instructions

Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the Trust or the Participating Insurance Company. If the record owner of a Contract is a custodian, nominee, or fiduciary, the Trust may send proxy materials to the record owner for any beneficial owners that such record owner may represent. The Trust may reimburse custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE TARGET PORTFOLIO
AND THE ACQUIRING PORTFOLIO

Each of the Target Portfolios is a separate series of AST, and the Acquiring Portfolio is a series of PSF. Both AST and PSF are open-end management investment companies registered with the SEC under the 1940 Act. Each of their series is, in effect, a separate mutual fund.

Additional information about the Acquiring Portfolio is included in Exhibit B to this Prospectus/Proxy Statement. Additional information about the Target Portfolios are included in the prospectus and AST SAI for the Trust under file number 033-24962, dated April 26, 2021, and the portions of that prospectus and AST SAI relating to the Target Portfolios are incorporated herein by reference. Further information about the Acquiring Portfolio is included in the PSF SAI. The PSF SAI, under file number 002-80896, is incorporated herein by reference. These documents are available upon request and without charge by calling 800-778-2255 or by writing to AST or to PSF at 655 Broad Street, Newark, New Jersey 07102.

AST, on behalf of the Target Portfolios, and PSF, on behalf of the Acquiring Portfolio, each file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. AST and PSF also prepare annual reports, which include the management discussion and analysis. The annual report is available both from the SEC and from the AST and PSF. These materials can be inspected and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549, and at the Regional Offices of the SEC located in New York City at 233 Broadway, New York, NY 10279. Also, copies of such material can be obtained from the SEC’s Public Reference Section, Washington, D.C. 20549-6009, upon payment of prescribed fees, or from the SEC’s Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the Target Portfolios and the Acquiring Portfolio had shares/votes outstanding as set forth in the table below.

Target Portfolio	Shares/Votes Outstanding
AST BlackRock Corporate Bond Portfolio	843,537.257
AST PIMCO Corporate Bond Portfolio	933,693.278
AST Prudential Corporate Bond Portfolio	1,099,993.290
AST T. Rowe Price Corporate Bond Portfolio	772,166.268
AST Western Asset Corporate Bond Portfolio	823,379.626

Acquiring Portfolio	Shares/Votes Outstanding
PSF PGIM Total Return Bond Portfolio Class I	83,003,422.942

As of the Record Date, all of the shares of the Target Portfolios and the Acquiring Portfolio are owned as of record by various Participating Insurance Company separate accounts related to the Contracts. As noted above, the Participating Insurance Companies are required to offer Contract owners the opportunity to instruct them as to how to vote Target Portfolio shares. The table below sets forth, as of the Record Date, each shareholder that owns beneficially more than 5% of the Target Portfolios or the Acquiring Portfolio.

Target Portfolios	Beneficial Owner Name*	Address	Shares/% Ownership
AST BlackRock Corporate Bond Portfolio	Pruco Life Insurance Company Plaz Seed Account Attn: Public Investment Ops	655 Broad Street, 17th Floor Newark, NJ 07102	499,500.000/59.21%
	Pruco Life Insurance Company Plaz Annuity Attn: Separate Accounts 7th Floor	213 Washington Street Newark, NJ 07102-0000	343,537.257/40.73%
AST PIMCO Corporate Bond Portfolio	Pruco Life Insurance Company Plaz Seed Account Attn: Public Investment Ops	655 Broad Street, 17th Floor Newark, NJ 07102	499,500.000/53.50%
	Pruco Life Insurance Company Plaz Annuity Attn: Separate Accounts 7th Floor	213 Washington Street Newark, NJ 07102-0000	433,693.278/46.45%
AST Prudential Corporate Bond Portfolio	Pruco Life Insurance Company Plaz Annuity Attn: Separate Accounts 7th Floor	213 Washington Street Newark, NJ 07102-0000	599,993.290/54.55%
	Pruco Life Insurance Company Plaz Seed Account Attn: Public Investment Ops	655 Broad Street, 17th Floor Newark, NJ 07102	499,500.000/45.41%
AST T. Rowe Price Corporate Bond Portfolio	Pruco Life Insurance Company Plaz Seed Account Attn: Public Investment Ops	655 Broad Street, 17th Floor Newark, NJ 07102	499,500.000/64.69%
	Pruco Life Insurance Company Plaz Annuity Attn: Separate Accounts 7th Floor	213 Washington Street Newark, NJ 07102-0000	272,166.268/35.25%
AST Western Asset Corporate Bond Portfolio	Pruco Life Insurance Company Plaz Seed Account Attn: Public Investment Ops	655 Broad Street, 17th Floor Newark, NJ 07102	499,500.000/60.66%
	Pruco Life Insurance Company Plaz Annuity Attn: Separate Accounts 7th Floor	213 Washington Street Newark, NJ 07102-0000	323,379.626/39.27%

Acquiring Portfolios	Beneficial Owner Name*	Address	Shares/% Ownership
PSF PGIM Total Return Bond Portfolio Class I	Pruco Life Insurance Company Plaz Life Attn: Separate Accounts 7th Floor	213 Washington Street Newark, NJ 07102-0000	33,761,932.122/40.68%
	Pruco Life Insurance Company Pru Life Attn: Separate Accounts 7th Floor	213 Washington Street Newark, NJ 07102-0000	24,500,324.148/29.52%
	Pruco Life Insurance Company PLNJ Life Attn: Separate Accounts 7th Floor	213 Washington Street Newark, NJ 07102-0000	9,823,337.250/11.83%
	Pruco Life Insurance Company Plaz Annuity Attn: Separate Accounts 7th Floor	213 Washington Street Newark, NJ 07102-0000	6,826,782.845/8.22%

* As defined by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

As of the Record Date, the Trustees and Officers of AST and PSF, each as a group, beneficially owned less than 1% of the outstanding voting shares of either of the Portfolios.

FINANCIAL HIGHLIGHTS

The financial highlights, which follow will help you evaluate the financial performance of the Target Portfolios and the Acquiring Portfolio. The total return in each chart represents the rate that a shareholder earned on an investment in the Target Portfolios and the Acquiring Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect any charges under any Contract. Because Contract charges are not included, the actual return that you will receive will be lower than the total return.

The financial highlights for the Target Portfolios and Acquiring Portfolio for the fiscal ended December 31, 2020 are derived from the financial statements audited by PricewaterhouseCoopers LLP, AST’s and PSF’s independent registered public accounting firm for such fiscal year, whose reports thereon were unqualified. The information for the fiscal years or periods (as applicable) prior to the fiscal year ended December 31, 2020 was audited by KPMG LLP, AST’s and PSF’s prior independent registered public accounting firm. AST and PSF’s financial statements are included in the applicable annual reports to shareholders, which are available upon request. The financial highlights for the Target Portfolios and the Acquiring Portfolio for the six-month period ended June 30, 2021, are unaudited and are included in the applicable semi-annual reports to shareholders, which are available upon request.

	AST BlackRock Corporate Bond Portfolio
	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020	August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.18		$10.11	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.21	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)		0.86	0.03

Total from investment operations	(0.13)		1.07	0.11

Net Asset Value, end of period	$11.05		$11.18	$10.11

Total Return(c)	(1.16)%		10.58%	1.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9		$9	$5
Average net assets (in millions)	$9		$6	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60%	0.60	%(e)
Expenses before waivers and/or expense reimbursement	2.15	%(e)	2.90%	4.90	%(e)
Net investment income (loss)	1.54	%(e)	1.94%	2.18	%(e)
Portfolio turnover rate(f)	61%		172%	67%

(a)                                 Commencement of operations.

(b)                                 Calculated based on average shares outstanding during the period.

(c)                                  Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)                                 Does not include expenses of the underlying funds in which the BlackRock Portfolio invests.

(e)                                  Annualized.

(f)                                    The BlackRock Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the BlackRock Portfolio’s portfolio turnover rate may be higher.

	AST PIMCO Corporate Bond Portfolio
	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020	August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.93		$10.11	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.20	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.18)		0.62	0.03

Total from investment operations	(0.10)		0.82	0.11

Net Asset Value, end of period	$10.83		$10.93	$10.11

Total Return(c)	(0.91)%		8.11%	1.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10		$10	$5
Average net assets (in millions)	$10		$6	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60%	0.60	%(e)
Expenses before waivers and/or expense reimbursement	1.97	%(e)	2.85%	4.98	%(e)
Net investment income (loss)	1.53	%(e)	1.89%	2.11	%(e)
Portfolio turnover rate(f)	37%		41%	177%

(a)                                 Commencement of operations.

(b)                                 Calculated based on average shares outstanding during the period.

(c)                                  Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)                                 Does not include expenses of the underlying funds in which the PIMCO Portfolio invests.

(e)                                  Annualized.

(f)                                    The PIMCO Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the PIMCO Portfolio’s portfolio turnover rate may be higher.

	AST Prudential Corporate Bond Portfolio
	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020	August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.96		$10.18	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.22	0.09
Net realized and unrealized gain (loss) on investment transactions	(0.15)		0.56	0.09

Total from investment operations	(0.05)		0.78	0.18

Net Asset Value, end of period	$10.91		$10.96	$10.18

Total Return(c)	(0.46)%		7.66%	1.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12		$12	$6
Average net assets (in millions)	$12		$7	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60%	0.60	%(e)
Expenses before waivers and/or expense reimbursement	1.62	%(e)	2.35%	4.72	%(e)
Net investment income (loss)	1.85	%(e)	2.06%	2.40	%(e)
Portfolio turnover rate(f)	10%		30%	155%

(a)                                 Commencement of operations.

(b)                                 Calculated based on average shares outstanding during the period.

(c)                                  Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)                                 Does not include expenses of the underlying funds in which the Prudential Portfolio invests.

(e)                                  Annualized.

(f)                                    The Prudential Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Prudential Portfolio’s portfolio turnover rate may be higher.

	AST T. Rowe Price Corporate Bond Portfolio
	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020	August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.94		$10.13	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.24	0.09
Net realized and unrealized gain (loss) on investment transactions	(0.19)		0.57	0.04

Total from investment operations	(0.09)		0.81	0.13

Net Asset Value, end of period	$10.85		$10.94	$10.13

Total Return(c)	(0.82)%		8.00%	1.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8		$8	$5
Average net assets (in millions)	$8		$6	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60%	0.60	%(e)
Expenses before waivers and/or expense reimbursement	2.20	%(e)	2.85%	4.96	%(e)
Net investment income (loss)	1.87	%(e)	2.27%	2.40	%(e)
Portfolio turnover rate(f)	30%		73%	44%

(a)                                 Commencement of operations.

(b)                                 Calculated based on average shares outstanding during the period.

(c)                                  Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)                                 Does not include expenses of the underlying funds in which the T. Rowe Portfolio invests.

(e)                                  Annualized.

(f)                                    The T. Rowe Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the T. Rowe Portfolio’s portfolio turnover rate may be higher.

	AST Western Asset Corporate Bond Portfolio
	Six Months Ended June 30, 2021 (unaudited)		Year Ended December 31, 2020	August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.93		$10.11	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.21	0.08
Net realized and unrealized gain (loss) on investment transactions	(0.18)		0.61	0.03

Total from investment operations	(0.09)		0.82	0.11

Net Asset Value, end of period	$10.84		$10.93	$10.11

Total Return(c)	(0.82)%		8.11%	1.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9		$9	$5
Average net assets (in millions)	$9		$6	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60%	0.60	%(e)
Expenses before waivers and/or expense reimbursement	2.12	%(e)	2.76%	4.85	%(e)
Net investment income (loss)	1.74	%(e)	2.00%	2.16	%(e)
Portfolio turnover rate(f)	31%		56%	85%

(a)                                 Commencement of operations.

(b)                                 Calculated based on average shares outstanding during the period.

(c)                                  Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)                                 Does not include expenses of the underlying funds in which the Western Portfolio invests.

(e)                                  Annualized.

(f)                                    The Western Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Western Portfolio’s portfolio turnover rate may be higher.

	PSF PGIM Total Return Bond Portfolio—Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2021		2020	2019	2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.78		$14.55	$13.12	$13.14		$12.28	$11.64

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.45	0.49	0.45		0.42	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.37)		0.78	0.94	(0.48)		0.44	0.21

Total from investment operations	(0.17)		1.23	1.43	(0.03)		0.86	0.64

Capital Contributions	—		—	—	0.01	(b)	—	—	(c)(d)

Net Asset Value, end of period	$15.61		$15.78	$14.55	$13.12		$13.14	$12.28

Total Return(e)	(1.08)%		8.45%	10.90%	(0.15	)%(f)	7.00%	5.50	%(g)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,305		$1,293	$1,190	$1,123		$1,145	$1,105
Average net assets (in millions)	$1,276		$1,235	$1,166	$1,132		$1,123	$1,121
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.43	%(i)	0.43%	0.44%	0.44%		0.44%	0.44%
Expenses before waivers and/or expense reimbursement	0.43	%(i)	0.43%	0.44%	0.44%		0.44%	0.44%
Net investment income (loss)	2.63	%(i)	2.99%	3.53%	3.44%		3.28%	3.52%
Portfolio turnover rate(j)	24%		35%	48%	51%		71%	49%

	PSF PGIM Total Return Bond Portfolio—Class III
	April 26, 2021(k) through June 30, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.18	(l)

Total from investment operations	0.25

Net Asset Value, end of period	$15.60

Total Return(e)	1.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1
Average net assets (in millions)	$1
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.68	%(i)
Expenses before waivers and/or expense reimbursement	0.68	%(i)
Net investment income (loss)	2.30	%(i)
Portfolio turnover rate(j)	24%

(a)                                 Calculated based on average shares outstanding during the period.

(b)                                 Represents payment received by the Acquiring Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Acquiring Portfolio’s tax status as a partnership.

(c)                                  Represents payment received by the Acquiring Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(d)                                 Amount rounds to zero.

(e)                                  Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)                                    Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (0.23)%.

(g)                                 Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)                                 Does not include expenses of the underlying funds in which the Acquiring Portfolio invests.

(i)                                    Annualized.

(j)                                    The Acquiring Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Acquiring Portfolio’s portfolio turnover rate may be higher.

(k)                                  Commencement of offering.

(l)                                    The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibits
A	Form of Plan of Reorganization
B	Summary Prospectus for the Acquiring Portfolio dated April 26, 2021

AST-005-STMT

Exhibit A

ADVANCED SERIES TRUST

THE PRUDENTIAL SERIES FUND

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) of Advanced Series Trust, a Massachusetts business trust having its principal place of business at 655 Broad Street, Newark, New Jersey 07102 (“AST”), on behalf of the target portfolio listed in Schedule A to this Plan (the “Target Portfolio”), and of The Prudential Series Fund, a Delaware statutory trust having its place of business at 655 Broad Street, Newark, New Jersey 07102 (“PSF”), on behalf of the acquiring portfolio listed in Schedule A to this Plan (the “Acquiring Portfolio”), is made as of this day of , 2022. Together, the Target Portfolio and the Acquiring Portfolio are referred to herein as the “Portfolios.”

The reorganization for the Target Portfolio (hereinafter referred to as the “Reorganization”) is intended to constitute a tax-free transaction for federal income tax purposes and will consist of: (i) the acquisition by the Acquiring Portfolio of all of the assets of the Target Portfolio and the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio in exchange solely for full and fractional shares of the Acquiring Portfolio (“Acquiring Portfolio Shares”); (ii) the distribution of Acquiring Portfolio Shares to the shareholders of the Target Portfolio according to their respective interests in complete liquidation of the Target Portfolio; and (iii) the dissolution of the Target Portfolio as soon as practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by AST and PSF on behalf of the Target Portfolio and the Acquiring Portfolio, as applicable:

1. Sale and Transfer of Assets, Liquidation and Dissolution of Target Portfolio.

(a) Subject to the terms and conditions of this Plan, AST shall: (i) transfer all of the assets of the Target Portfolio, as set forth in Section 1(b) hereof, to the Acquiring Portfolio; and (ii) PSF shall cause the Acquiring Portfolio to assume all the liabilities of the Target Portfolio as set forth in Section 1(b) hereof. Such transactions shall take place at the Closing.

(b) The assets of the Target Portfolio to be acquired by the Acquiring Portfolio (collectively, the “Assets”) shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable that are owned by the Target Portfolio, and any deferred or prepaid expenses shown as an asset on the books of the Target Portfolio on the Closing date (as defined in Section 3, hereinafter the “Closing Date”). All liabilities, expenses, costs, charges and reserves of the Target Portfolio, to the extent that they exist at or after the Closing, shall after the Closing attach to the Acquiring Portfolio and may be enforced against the Acquiring Portfolio to the same extent as if the same had been incurred by the Acquiring Portfolio.

(c) Subject to the terms and conditions of this Plan, PSF, on behalf of the Acquiring Portfolio, shall at the Closing deliver to AST for the benefit of the Target Portfolio the number of Acquiring Portfolio Shares, determined by dividing the net asset value per share of the shares of the Target Portfolio (“Target Portfolio Shares”) on the Closing Date by the net asset value per share of the Acquiring Portfolio Shares, and multiplying the result thereof by the number of outstanding Target Portfolio Shares as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(d) Immediately following the Closing, the Target Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Portfolio Shares received by the Target Portfolio pursuant to this Section 1 and then shall terminate and dissolve. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of PSF relating to the Acquiring Portfolio and noting in such accounts the type and amounts of Acquiring Portfolio Shares that former Target Portfolio shareholders are due based on their respective holdings of the Target Portfolio as of the close of business on the Closing Date. Fractional Acquiring Portfolio Shares shall be carried to the third decimal place. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2. Valuation.

(a) The value of the Target Portfolio’s Assets to be transferred to the Acquiring Portfolio hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (the “Valuation Time”) using the valuation procedures set forth in AST’s current effective prospectus.

(b) The net asset value of a share of the Acquiring Portfolio shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in PSF’s current effective prospectus.

(c) The net asset value of a share of the Target Portfolio shall be determined to the fourth decimal point as of the Valuation Time using the valuation procedures set forth in AST’s current effective prospectus.

3. Closing and Closing Date.

The consummation of the transactions contemplated hereby shall take place at the Closing (the “Closing”). The date of the Closing (the “Closing Date”) shall be        , or such other date as determined in writing by officers of AST and PSF. The Closing shall take place at the principal office of AST at 5:00 p.m. Eastern time on the Closing Date. AST on behalf of the Target Portfolio shall have provided for delivery as of the Closing of the Target Portfolio’s Assets to the account of the Acquiring Portfolio at the Acquiring Portfolio’s custodians. Also, AST on behalf of the Target Portfolio shall produce at the Closing a list of names and addresses of the shareholders of record of the Target Portfolio Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief. PSF on behalf of the Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the Target Portfolio’s account on the Closing Date to the Secretary of AST, or shall provide evidence satisfactory to the Target Portfolio that the Acquiring Portfolio Shares have been registered in an account on the books of the Acquiring Portfolio in such manner as AST on behalf of Target Portfolio may request.

4. Representations and Warranties by AST on behalf of the Target Portfolio.

AST makes the following representations and warranties about the Target Portfolio:

(a) The Target Portfolio is a series of AST, a business trust organized under the laws of the Commonwealth of Massachusetts and validly existing and in good standing under the laws of that jurisdiction. AST is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company and all of the Target Portfolio Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”).

(b) AST on behalf of the Target Portfolio is authorized to issue an unlimited number of the Target Portfolio shares, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c) The financial statements appearing in AST’s Annual Report to Shareholders for the fiscal year ended December 31, 2020, audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Target Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis. The unaudited financial statements appearing in AST’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2021 present the financial position of the Target Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d) AST has the necessary power and authority to conduct the Target Portfolio’s business as such business is now being conducted.

(e) AST on behalf of the Target Portfolio is not a party to or obligated under any provision of AST’s Second Amended and Restated Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f) The Target Portfolio does not have any unamortized or unpaid organizational fees or expenses.

(g) The Target Portfolio is treated as a partnership for U.S. federal income tax purposes, and has not made any election or taken any other action inconsistent with such treatment. The Target Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), since its inception and will continue to satisfy such requirements at the Closing.

(h) The Target Portfolio, or its agents, holds a valid Form W-9, Request for Taxpayer Identification Number and Certification, for the Target Portfolio shareholder of record, which Form W-9 can be associated with reportable payments made by the Target Portfolio to such shareholder.

(i) At the Closing, the Target Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially adversely affect title thereto.

(j) Except as may be disclosed in AST’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Target Portfolio.

(k) There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Target Portfolio.

(l) The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of AST’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

5. Representations and Warranties by PSF on behalf of the Acquiring Portfolio.

PSF makes the following representations and warranties about the Acquiring Portfolio:

(a) The Acquiring Portfolio is a series of PSF, a Delaware statutory trust organized under the laws of the State of Delaware and validly existing and in good standing under the laws of that jurisdiction. PSF is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Portfolio Shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b) PSF on behalf of the Acquiring Portfolio is authorized to issue an unlimited number of the Acquiring Portfolio shares, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c) The financial statements appearing in PSF’s Annual Report to Shareholders for the fiscal year ended December 31, 2020, audited by PricewaterhouseCoopers LLP fairly present the financial position of the Acquiring Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis. The unaudited financial statements appearing in PSF’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2021 present the financial position of the Acquiring Portfolio as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d) PSF has the necessary power and authority to conduct the Acquiring Portfolio’s business as such business is now being conducted.

(e) PSF on behalf of the Acquiring Portfolio is not a party to or obligated under any provision of PSF’s Agreement and Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f) The Acquiring Portfolio is treated as a partnership for federal income tax purposes, and has not made any election or taken any other action inconsistent with such treatment. The Acquiring Portfolio has satisfied the diversification and look-through requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

(g) The Acquiring Portfolio, or its agents, holds a valid Form W-9, Request for Taxpayer Identification Number and Certification, for the Acquiring Portfolio shareholder of record, which Form W-9 can be associated with reportable payments made by the Acquiring Portfolio to such shareholder.

(h) The statement of assets and liabilities to be created by PSF for the Acquiring Portfolio as of the Valuation Time for the purpose of determining the number of Acquiring Portfolio Shares to be issued pursuant to this Plan will accurately reflect the Assets in the case of the Target Portfolio and the net asset value in the case of the Acquiring Portfolio, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(i) At the Closing, the Acquiring Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(j) Except as may be disclosed in PSF’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Portfolio.

(k) There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Acquiring Portfolio.

(l) The execution, delivery, and performance of this Plan have been duly authorized by all necessary actions of PSF’s Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(m) PSF anticipates that consummation of this Plan will not cause the Acquiring Portfolio to fail to conform to the requirements of Section 817(h) at the end of each tax quarter.

6. Intentions of AST and PSF on behalf of the Portfolios.

(a) At the Closing, AST on behalf of the Target Portfolio, intends to have available a copy of the shareholder ledger accounts, certified by AST’s transfer agent or its President or a Vice President to the best of its or his or her knowledge and belief, for all the shareholders of record of Target Portfolio Shares as of the Valuation Time who are to become shareholders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan.

(b) AST on behalf of the Target Portfolio, and PSF on behalf of the Acquiring Portfolio, each intend to operate business as presently conducted between the date hereof and the Closing.

(c) AST intends that the Target Portfolio will not acquire the Acquiring Portfolio Shares for the purpose of making distributions thereof to anyone other than the Target Portfolio’s shareholders.

(d) AST on behalf of the Target Portfolio intends, if this Plan is consummated, to liquidate and dissolve the Target Portfolio.

(e) AST and PSF each intend that, by the Closing, each Portfolio’s Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(f) AST intends to mail to each shareholder of the Target Portfolio entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g) PSF intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Portfolio Shares issuable hereunder (“Registration Statement”), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time the Registration Statement becomes effective, it will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the shareholders’ meeting of the Target Portfolio, and at the

Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

7. Conditions Precedent to be Fulfilled by AST on behalf of the Portfolios.

The consummation of the Plan with respect to the Acquiring Portfolio and the Target Portfolio shall be subject to the following conditions:

(a) That: (i) all the representations and warranties contained herein concerning the Portfolios shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by AST and PSF on behalf of the relevant Portfolio shall occur prior to the Closing; and (iii) AST and PSF shall each execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b) That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of AST and PSF on behalf of the relevant Portfolio.

(c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, that no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

(d) That there shall be delivered to AST and PSF on behalf of the relevant Portfolio an opinion from Goodwin Procter LLP, in form and substance satisfactory to AST and PSF, substantially to the effect that the transactions contemplated by this Plan should constitute a tax-free transaction for federal income tax purposes. Such opinion shall contain at a minimum the conclusion that the transfer by the Target Portfolio of all of its assets to the Acquiring Portfolio, in exchange solely for Acquiring Portfolio Shares, the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Target Portfolio in complete liquidation of the Target Portfolio, should be tax-free to the shareholders of the Target Portfolio for U.S. federal income tax purposes.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of AST and PSF with regard to matters of fact.

(e) That the Registration Statement with respect to the Acquiring Portfolio Shares to be delivered to the Target Portfolio’s shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date, or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(f) That the Acquiring Portfolio Shares to be delivered hereunder shall be eligible for sale by the Acquiring Portfolio with each state commission or agency with which such eligibility is required in order to permit the Acquiring Portfolio Shares lawfully to be delivered to each shareholder of the Target Portfolio.

8. Expenses.

(a) PSF represents and warrants that there are no broker or finders’ fees payable by it in connection with the transactions provided for herein.

(b) All costs incurred in entering into and carrying out the terms and conditions of this Plan, including (without limitation) outside legal counsel and independent registered public accounting firm costs and costs incurred in connection with the printing and mailing of the relevant combined prospectus and proxy statement and related materials, shall be paid by Prudential Annuities Distributors, Inc. or its affiliates, not the Target Portfolio or the Acquiring Portfolio. Transactions costs, including brokerage commissions, shall be paid by the Portfolio entering into the transaction.

9. Termination; Postponement; Waiver; Order.

(a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of an Target Portfolio) prior to the Closing, or the Closing may be postponed by AST or PSF on behalf of a Portfolio by resolution of the Board of Trustees of AST or PSF, as applicable, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b) If the transactions contemplated by this Plan have not been consummated by December 31, 2022, the Plan shall automatically terminate on that date, unless a later date is agreed to by the officers of AST and PSF on behalf of the Portfolios.

(c) In the event of termination of this Plan pursuant to the provisions hereof, the Plan shall become void and have no further effect with respect to the Acquiring Portfolio or Target Portfolio, and neither PSF, AST, the Acquiring Portfolio nor the Target Portfolio, nor the trustees, officers, agents or shareholders shall have any liability in respect of this Plan.

(d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by AST’s or PSF’s Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of AST or PSF on behalf of the Portfolios to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Target Portfolio, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Portfolio Shares to be issued the Target Portfolio, in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Target Portfolio prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate, unless AST on behalf of the Target Portfolio shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

10. Entire Plan and Amendments.

This Plan embodies the entire plan of AST and PSF on behalf of the Portfolios, and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth or provided for herein. This Plan may be amended only by AST and PSF. Neither this Plan nor any interest herein may be assigned without the prior written consent of AST or PSF on behalf of the Portfolio corresponding to the Portfolio making the assignment.

11. Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to either AST or PSF at 655 Broad Street, Newark, NJ 07102, Attention: Secretary.

12. Governing Law.

This Plan shall be governed by and carried out in accordance with the laws of Delaware without regard to its conflict of laws principles.

IN WITNESS WHEREOF, each party has executed this Plan by its duly authorized officers, all as of the date and year first written above.

THE PRUDENTIAL SERIES FUND
on behalf of the Acquiring Portfolio listed in Schedule A

Attest: Melissa Gonzalez, Assistant Secretary	By:
Title:

ADVANCED SERIES TRUST
on behalf of the Target Portfolio listed in Schedule A

Attest: Melissa Gonzalez, Assistant Secretary	By:
Title:

Schedule A

Target Portfolio	Acquiring Portfolio
[Target Portfolio Name]	PSF PGIM Total Return Bond Portfolio

Exhibit B

EXHIBIT B TO PROSPECTUS/PROXY STATEMENT

B-1

STATEMENT OF ADDITIONAL INFORMATION
TO PROSPECTUS/PROXY STATEMENT

Dated December 1, 2021

655 Broad Street
Newark, New Jersey 07102

Reorganizations of AST BlackRock Corporate Bond Portfolio, AST PIMCO Corporate Bond Portfolio, AST Prudential Corporate Bond Portfolio, AST T. Rowe Price Corporate Bond Portfolio and AST Western Asset Corporate Bond Portfolio into the PSF PGIM Total Return Bond Portfolio

This Statement of Additional Information (the “SAI”) expands upon and supplements information contained in the combined Proxy Statement of the portfolios listed below (each, a “Target Portfolio” and collectively, the “Target Portfolios”), each a series of the Advanced Series Trust (the “Trust” or “AST”), and the Prospectus of the PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio,” and together with the Target Portfolios, the “Portfolios”), a series of The Prudential Series Fund (the “Fund” or “PSF”), dated December 1, 2021 (such combined Proxy Statement and Prospectus being referred to herein as the “Prospectus/Proxy Statement”).

Target Portfolio	Referred to Herein As
AST BlackRock Corporate Bond Portfolio	BlackRock Portfolio
AST PIMCO Corporate Bond Portfolio	PIMCO Portfolio
AST Prudential Corporate Bond Portfolio	Prudential Portfolio
AST T. Rowe Price Corporate Bond Portfolio	T. Rowe Portfolio
AST Western Asset Corporate Bond Portfolio	Western Portfolio

This SAI relates specifically to the proposed transfer of all of the Target Portfolios’ assets to the Acquiring Portfolio in exchange for (i) the Acquiring Portfolio’s assumption of all of the Target Portfolios’ liabilities, and (ii) the Acquiring Portfolio’s issuance to the Target Portfolio of shares of beneficial interest in the Acquiring Portfolio (the “Acquiring Portfolio Shares”). The Acquiring Portfolio Shares received by the Target Portfolios will have an aggregate net asset value that is equal to the aggregate net asset value of the Target Portfolios shares that are outstanding immediately prior to such reorganization transaction. As a result of such transaction, the Target Portfolios will be completely liquidated, and Contract owners will beneficially own shares of the Acquiring Portfolio having an aggregate value equal to their Target Portfolio shares. A vote in favor of the Plan by the shareholders of the Target Portfolios will constitute a vote in favor of the liquidation of the Target Portfolios and the termination of such Portfolio as a separate series of the Trust. The acquisition of the assets of each Target Portfolio by the Acquiring Portfolio in exchange for the Acquiring Portfolio’s assumption of all of the liabilities of the Target Portfolio, and the issuance of Acquiring Portfolio Shares to a Target Portfolio and its shareholders, is referred to herein as the “Reorganization,” and these transactions are collectively referred to herein as the “Reorganizations.” If shareholders of the Target Portfolios approve the Plan and the Reorganizations are consummated, they will become shareholders of the Acquiring Portfolio.

This SAI consists of: (i) this Cover Page, (ii) a comparison of the investment restrictions of the Target Portfolios and the Acquiring Portfolio, and (iii) pro forma financial information relating to the Target Portfolios and the Acquiring Portfolio. Additional information relating to the Acquiring Portfolio is included in the SAI of PSF under file number 002-80896, dated April 26, 2021 (the “PSF SAI”), which is hereby incorporated by reference.  Those portions of the SAI of AST, under file number 033-24962 (the “AST SAI”), relating to the Target Portfolios are incorporated herein by reference.

Audited financial statements and accompanying notes for the BlackRock Portfolio, PIMCO Portfolio, Prudential Portfolio, T. Rowe Portfolio and the Western Portfolio for the fiscal year ended December 31, 2020, and the independent auditors’ report thereon, dated February 24, 2021, are incorporated herein by reference from the Trust’s Annual Report to Shareholders under file number 811-05186.  Unaudited financial statements and accompanying notes for the Target Portfolios for the six-month period ended June 30, 2021, are incorporated herein by reference from the Trust’s Semi-Annual Report to Shareholders under file number 811-05186.

Audited financial statements and accompanying notes for the Acquiring Portfolio for the fiscal year ended December 31, 2020, and the independent auditor’s report thereon, dated February 22, 2021, are incorporated herein by reference from the Fund’s Annual Report to Shareholders under file number 811-03623.  Unaudited financial statements and accompanying notes for the Acquiring Portfolio for the six-month period ended June 30, 2021, are incorporated herein by reference from the Fund’s Semi-Annual Report to Shareholders under file number 811-03623.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement, which relates to the Reorganizations. You can request a copy of the Prospectus/Proxy Statement by calling 800-778-2255 or by writing to AST or PSF at 655 Broad Street, Newark, New Jersey 07102. In addition, a copy of the Prospectus/Proxy Statement is available on the internet at www.prudential.com/variableinsuranceportfolios. The Securities and Exchange Commission (the “SEC”) maintains a website (www.sec.gov) that contains this SAI and other material incorporated by reference and considered part of this SAI and the Prospectus/Proxy Statement, together with other information regarding AST or PSF.

STATEMENT OF ADDITIONAL INFORMATION

Page No.
Investment Restrictions	S-4
Supplemental Financial Information	S-7
Additional Information Relating to the Acquiring Portfolio and the Combined Portfolio	S-16

INVESTMENT RESTRICTIONS

Set forth below are certain investment restrictions applicable to the Target Portfolios and the Acquiring Portfolio. Fundamental restrictions may not be changed by the Board without a majority vote of shareholders as required by the Investment Company Act of 1940, as amended (the “1940 Act”). Non-fundamental restrictions may be changed by the Board without shareholder approval.

Fundamental Investment Restrictions Applicable to the Target Portfolios

Under their fundamental investment restrictions, the Target Portfolios will not:

1)             Issue senior securities or borrow money or pledge its assets, except as permitted by the 1940 Act and rules thereunder, exemptive order, SEC release, no-action letter or similar relief or interpretations. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactions similar to any of the foregoing and collateral arrangements with respect thereto, clearing listed options in a margin account, and obligations of either of the Target Portfolios to Trustees pursuant to any deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

2)             Underwrite securities issued by other persons, except to the extent that the Target Portfolios may be deemed to be an underwriter (within the meaning of the Securities Act of 1933, as amended (the “1933 Act”)) in connection with the purchase and sale of portfolio securities.

3)             Purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit either of the Target Portfolios from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

4)             Purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit either of the Target Portfolios from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with its investment policies, or (ii) investing in securities of any kind.

5)             Make loans, except that each of the Target Portfolios may (i) lend portfolio securities in accordance with its investment policies in amounts up to 331/3 % of its total assets taken at market value, (ii) purchase money market securities and enter into repurchase agreements, (iii) acquire publicly distributed or privately placed debt securities, and (iv) make loans of money to other investment companies to the extent permitted by the 1940 Act or any exemption therefrom that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.

6)             Purchase any security if, as a result, more than 25% of the value of either of the Target Portfolios’ assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to municipal securities (or repurchase agreements with respect thereto). For purposes of this limitation, investments in other investment companies shall not be considered an investment in any particular industry.

7)             With respect to 75% of the value of the Target Portfolios’ total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of its total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Target Portfolios.

If a restriction on either of the Target Portfolios’ investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Target Portfolios’ assets invested in certain securities or other instruments, or change in average duration of its investment portfolio, resulting from changes in the value of its total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to investment restriction (5), the restriction on making loans is not considered to limit either of the Target Portfolios’ investments in loan participations and assignments.

With respect to investment restriction (6), neither of the Target Portfolios will consider a bank-issued guaranty or financial guaranty insurance as a separate security for purposes of determining the percentage of its assets invested in the securities of issuers in a particular industry.

With respect to investment restrictions (1) and (5), neither of the Target Portfolios will borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions.

Fundamental Investment Restrictions Applicable to the Acquiring Portfolio

Under its fundamental investment restrictions, the Acquiring Portfolio will not:

1)             Buy or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Acquiring Portfolio may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. The Acquiring Portfolio will not buy or sell commodities or commodity contracts, except that the Acquiring Portfolio may, consistent with its investment style, purchase and sell financial futures contracts and options thereon. For purposes of this restriction, futures contracts on currencies and on securities indices and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.

2)             Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company. Provided, however, that the Acquiring Portfolio may invest in the securities of one or more investment companies to the extent permitted by the 1940 Act and rules thereunder, or by exemptive order, SEC release, no-action letter or similar relief or interpretations.

3)             Make short sales of securities or maintain a short position, except that the Acquiring Portfolio may sell securities short up to 25% of its net assets and except that the Acquiring Portfolio may make short sales against-the-box. Collateral arrangements entered into with respect to options, futures contracts, forward contracts and swap agreements are not deemed to be short sales.

4)             Purchase securities on margin (but the Acquiring Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Acquiring Portfolio of initial or maintenance margin in connection with otherwise permissible futures or options is not considered the purchase of a security on margin. The Acquiring Portfolio will not issue senior securities, borrow money or pledge assets, except as permitted by the 1940 Act and rules thereunder, or by exemptive order, SEC release, no-action letter, or similar relief or interpretations. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed-delivery basis, reverse repurchase agreements, short sales, derivative and hedging transactions and collateral arrangements with respect thereto, and obligations of the Fund to Trustees pursuant to deferred compensation agreements are not deemed to be a pledge of assets or the issuance of a senior security.

5)             Enter into reverse repurchase agreements if, as a result, the Acquiring Portfolio’s obligations with respect to reverse repurchase agreements would exceed 10% of the Acquiring Portfolio’s net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the Acquiring Portfolio, may enter into reverse repurchase agreements and dollar rolls provided that the Acquiring Portfolio’s obligations with respect to those instruments do not exceed 30% of the Acquiring Portfolio’s net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).

6)             Pledge or mortgage assets, except that no more than 10% of the value of the Acquiring Portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that the Acquiring Portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

7)             Make loans, except through loans of assets of the Acquiring Portfolio, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act and rules thereunder, or by exemptive order, SEC release, no-action letter or similar relief or interpretations. Provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or instruments similar to any of the foregoing will not be considered the making of a loan.

8)             Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

9)             Purchase securities of a company in any industry if, as a result of the purchase, the Acquiring Portfolio’s holdings of securities issued by companies in that industry would exceed 25% of the value of the Acquiring Portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the US Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), US branches of foreign banks that are subject to the same regulations as US banks and foreign branches of domestic banks (as permitted by the SEC).

10)      Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

Consistent with item 4 above, the Fund has entered into a joint revolving credit facility with other Prudential mutual funds to facilitate redemptions, if necessary.

Whenever any fundamental investment policy or restriction states a maximum percentage of the Acquiring Portfolio’s assets, it is intended that if the percentage limitation is set at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy.

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees and expenses of each of the Target Portfolios and the Acquiring Portfolio, and the fees and expenses of each of the Target Portfolios on a pro forma basis after giving effect to the proposed Reorganizations, is included in the “'Comparison of Investment Management Fees and Total Fund Operating Expenses” sections of the Proxy Statement/Prospectus.

The Reorganizations will not result in a material change to each of the Target Portfolio’s investment portfolio due to the investment restrictions of the Acquiring Portfolio. In particular, each security held by the Target Portfolios is eligible to be held by the Acquiring Portfolio. The Acquiring Portfolio does not plan to reposition the Target Portfolios following the Reorganization, because the Portfolios have substantially similar investment objectives and substantially similar strategies and policies. Notwithstanding the foregoing, changes may be made to each of the Target Portfolios’ portfolio in advance of the Reorganization and/or the Acquiring Portfolio’s portfolio following the Reorganization in the ordinary course of business.

There are no material differences in accounting policies of the Target Portfolios as compared to those of the Acquiring Portfolio.

Additional Information Relating to the Acquiring Portfolio and the Combined Portfolio

Introduction

Additional information relating specifically to the Combined Portfolio is set forth below.

Subadvisory Agreement for Combined Portfolio

The Manager has entered into subadvisory agreement with PGIM, pursuant to which PGIM Investments (and not the Combined Portfolio) will pay PGIM the annualized fees shown below.

PGIM, Inc.

0.20% of average daily net assets

Portfolio Managers: Other Accounts

Additional Information About the Portfolio Managers—Other Accounts and Share Ownership—Acquiring Portfolio

The following table sets forth information about the Acquiring Portfolio and accounts other than the Acquiring Portfolio for which the portfolio managers are primarily responsible for day-to-day portfolio management as of September 30, 2021. The table shows, for each such portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface. The table also sets forth the dollar range of equity securities of each portfolio of the Trust beneficially owned by the portfolio managers as of September 30, 2021.

Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
PGIM Fixed Income	Robert Tipp, CFA	41/$103,901,721,369	19/$29,794,084,862 1/$872,361,514	87/$66,654,942,242 8/$7,046,877,111	None
	Michael J. Collins, CFA	22/$88,042,744,316	14/$28,873,528,627 1/$872,361,514	98/$62,726,402,847 4/$1,334,660,628	None
	Richard Piccirillo	36/$93,597,798,820	15/$29,069,250,320 1/$872,361,514	98/$62,726,402,847 4/$1,334,660,628	None
	Gregory Peters	37/$92,743,084,517	19/$42,511,016,810 1/$872,361,514	110/$71,157,766,861 4/$1,334,660,628	None

Additional Information About the Portfolio Managers—Compensation and Conflicts of Interest—Acquiring Portfolio

PGIM, Inc. (PGIM)

COMPENSATION.  The base salary of an investment professional in the PGIM Fixed Income unit of PGIM is primarily based on market data relative to similar positions as well as the past performance, years of experience and scope of responsibility of the individual. Incentive compensation, including the annual cash bonus, the long-term equity grant and grants under PGIM Fixed Income’s long-term incentive plans, is primarily based on such person’s contribution to PGIM Fixed Income’s goal of providing investment performance to clients consistent with portfolio objectives, guidelines, risk parameters, and its compliance risk management and other policies, as well as market-based data such as compensation trends and levels of overall compensation for similar positions in the asset management industry. In addition, an investment professional’s qualitative contributions to the organization and its commercial success are considered in determining incentive compensation. Incentive compensation is not solely based on the performance of, or value of assets in, any single account or group of client accounts.

An investment professional’s annual cash bonus is paid from an annual incentive pool. The pool is developed as a percentage of PGIM Fixed Income’s operating income and the percentage used to calculate the pool may be refined by factors such as:

•                                          business initiatives;

•                                          the number of investment professionals receiving a bonus and related peer group compensation;

•                                          financial metrics of the business relative to those of appropriate peer groups; and

•                                          investment performance of portfolios: (i) relative to appropriate peer groups; and/or (ii) as measured against relevant investment indices.

Long-term compensation consists of Prudential Financial, Inc. restricted stock and grants under the long-term incentive plan and targeted long-term incentive plan. The long-term incentive plan is intended to more closely align compensation with investment performance. The targeted long-term incentive plan is intended to align the interests of certain of PGIM Fixed Income’s investment professionals with the performance of a particular long/short composite or commingled investment vehicle. Grants under the long-term incentive plan and targeted long-term incentive plan are participation interests in notional accounts with a beginning value of a specified dollar amount. For the long-term incentive plan, the value attributed to these notional accounts increases or decreases over a defined period of time based, in whole or in part (depending on the date of the grant), on the performance of investment composites representing a number of PGIM Fixed Income’s investment strategies. With respect to targeted long-term incentive awards, the value attributed to the notional accounts increases or decreases over a defined period of time based on the performance of either (i) a long/short investment composite or (ii) a commingled investment vehicle.  An investment composite is an aggregation of accounts with similar investment strategies. The chief investment officer/head of PGIM Fixed Income also receives performance shares which represent the right to receive shares of Prudential Financial, Inc. common stock conditioned upon, and subject to, the achievement of specified financial performance goals by Prudential Financial, Inc..  Each of the restricted stock, grants under the long-term incentive plans, and performance shares is subject to vesting requirements.

CONFLICTS OF INTEREST.  Like other investment advisers, PGIM Fixed Income is subject to various conflicts of interest in the ordinary course of its business.  PGIM Fixed Income strives to identify potential risks, including conflicts of interest, that are inherent in its business, and PGIM Fixed Income conducts annual conflict of interest reviews. However, it is not possible to identify every potential conflict that can arise. When actual or potential conflicts of interest are identified, PGIM Fixed Income seeks to address such conflicts through one or more of the following methods:

•                  elimination of the conflict;

•                  disclosure of the conflict; or

•                  management of the conflict through the adoption of appropriate policies, procedures or other mitigants.

PGIM Fixed Income follows the policies of Prudential Financial, Inc. on business ethics, personal securities trading, and information barriers.  PGIM Fixed Income has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies.  PGIM Fixed Income cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict arises or could potentially arise.

Side-by-Side Management of Accounts and Related Conflicts of Interest. PGIM Fixed Income’s side-by-side management of multiple accounts can create conflicts of interest.  Examples are detailed below, followed by a discussion of how PGIM Fixed Income addresses these conflicts.

•                  Performance Fees - PGIM Fixed Income manages accounts with asset-based fees alongside accounts with performance-based fees.  This side-by-side management creates an incentive for PGIM Fixed Income and its investment professionals to favor one account over another.  Specifically, PGIM Fixed Income or its affiliates have an incentive to favor accounts for which PGIM Fixed Income or an affiliate receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

•                  Affiliated accounts - PGIM Fixed Income manages accounts on behalf of its affiliates as well as unaffiliated accounts.  PGIM Fixed Income have an incentive to favor accounts of affiliates over others. Additionally, at times, PGIM Fixed Income’s affiliates provide initial funding or otherwise invest in vehicles managed by it, for example by providing “seed capital” for a fund or account. Managing “seeded” accounts alongside “non-seeded” accounts creates an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, PGIM Fixed Income’s affiliated investment advisers from time to time allocate their asset allocation clients’ assets to PGIM Fixed Income. PGIM Fixed Income has an incentive to favor accounts used by its affiliates for their asset allocation clients to receive more assets from its affiliates.

•                  Larger accounts/higher fee strategies - larger accounts and clients typically generate more revenue than do smaller accounts or clients and certain of PGIM Fixed Income’s strategies have higher fees than others.  As a result, a portfolio manager could have an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for PGIM Fixed Income (or which it believes would generate more revenue in the future).

•                  Long only and long/short accounts - PGIM Fixed Income manages accounts that only allow it to hold securities long as well as accounts that permit short selling.  As a result, there are times when PGIM Fixed Income sells a security short in some client accounts while holding the same security long in other client accounts.   These short sales could reduce the value of the securities held in the long only accounts. Conversely, purchases for long only accounts could have a negative impact on the short positions in long/short accounts. As a result, PGIM Fixed Income has conflicts of interest in determining the timing and direction of investments.

•                  Securities of the same kind or class - PGIM Fixed Income sometimes buys or sells, or direct or recommend that a client buy or sell, securities of the same kind or class that are purchased or sold for another client at prices that may be different.  Although such pricing differences could appear as preferences for one client over another, PGIM Fixed Income’s trade execution in each case is driven by its consideration of a variety of factors consistent with its duty to seek best execution. There are times when PGIM Fixed Income executes trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, or determine not to trade such securities in one or more accounts while trading for others. While such trades (or a decision not to trade) could appear inconsistent in how PGIM Fixed Income views or treats a security for one client versus another, they generally result from differences in investment strategy, portfolio composition or client direction.

•                  Investment at different levels of an issuer’s capital structure— There are times when PGIM Fixed Income invests client assets in the same issuer, but at different levels in the issuer’s capital structure. This could occur, for instance, when a client  holds private securities or loans of an issuer and other clients hold publicly traded securities of the same issuer. In addition, there are times when PGIM Fixed Income invest client assets in a class or tranche of securities of a securitized finance vehicle (such as a collateralized loan obligation, asset-backed security or mortgage-backed security) and also, at the same or different time, invests the assets of another client (including affiliated clients) in a different class or tranche of securities of the same vehicle. These different securities can have different voting rights, dividend or repayment priorities, rights in bankruptcy or other features that conflict with one another. For some of these securities (particularly private securitized product investments for which clients own all or a significant portion of the outstanding securities or obligations), PGIM Fixed Income has had, input regarding the characteristics and the relative rights and priorities of the various classes or tranches.

•                  When PGIM Fixed Income invests client assets in different levels of an issuer’s capital structure, it is permitted to take actions with respect to the assets held by one client (including affiliated clients) that are potentially adverse to other clients, for example, by foreclosing on loans or by putting an issuer into default. In negotiating the terms and conditions of any such investments, or any subsequent amendments or waivers, PGIM Fixed Income could find that the interests of a client and the interests of one or more other clients (including affiliated clients) could conflict. In these situations, decisions over proxy voting, corporate reorganizations, how to exit an investment, bankruptcy matters (including, for example, whether to trigger an event of default or the terms of any workout) or other actions or inactions can result in conflicts of interest. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities encounters financial problems, decisions over the terms of any workout will raise conflicts of interest (including potential conflicts over proposed waivers and amendments to debt covenants). For example, a senior bond holder or lender might prefer a liquidation of the issuer in which it could be paid in full, whereas an equity or junior bond holder might prefer a reorganization that holds the potential to create value for the equity holders or junior bond holders. There will be times where PGIM Fixed Income refrains from taking certain actions (including participating in workouts and restructurings) or making investments on behalf of certain clients or where PGIM Fixed Income  determine to sell investments for certain clients, in each case in order to mitigate conflicts of interest or legal, regulatory or other risks to PGIM Fixed Income This could potentially disadvantage the clients on whose behalf the actions are not taken, investments are not made, or investments are sold. Conversely, in other cases, PGIM Fixed Income will not refrain from taking such actions or making investments on behalf of some clients (including affiliated clients), which could potentially disadvantage other clients. Any of the foregoing conflicts of interest will be resolved on a case-by-case basis. Any such resolution will take into consideration the interests of the relevant clients, the circumstances giving rise to the conflict and applicable laws.

•                  Financial interests of investment professionals - PGIM Fixed Income investment professionals from time to time invest in certain investment vehicles that it manages, including exchanged-traded funds (“ETFs”), mutual funds and (through a retirement plan) collective investment trusts.  Also, certain of these investment vehicles are options under the 401(k) and deferred compensation plans offered by Prudential Financial, Inc.  In addition, the value of grants under PGIM Fixed Income’s long-term incentive plan and targeted long-term incentive plan is affected by the performance of certain client accounts.  As a result, PGIM Fixed Income investment professionals have financial interests in accounts managed by PGIM Fixed Income and/or that are related to the performance of certain client accounts.

•                  Non-discretionary/limited discretion accounts - PGIM Fixed Income provides non-discretionary and limited discretion investment advice to some clients and manages others on a fully discretionary basis.   Trades in non-discretionary accounts or accounts where discretion is limited could occur before, in concert with, or after PGIM Fixed Income executes similar trades in its discretionary accounts. The non-discretionary/limited discretion clients may be disadvantaged if PGIM Fixed Income delivers investment advice to them after it initiates trading for the discretionary clients, or vice versa.

How PGIM Fixed Income Addresses These Conflicts of Interest. PGIM Fixed Income has developed policies and procedures reasonably designed to address the conflicts of interest with respect to its different types of side-by-side management described above.

•                  Each quarter, the chief investment officer/head of PGIM Fixed Income holds a series of meetings with the senior portfolio manager and team responsible for the management of each of PGIM Fixed Income’s investment strategies. At each of these quarterly investment strategy review meetings, the chief investment officer/head of PGIM Fixed Income and the strategy’s portfolio management team review and discuss the investment performance and performance attribution for each client account managed in the strategy.  These meetings generally are also attended by the head of the investment risk management group or his designee and a member of the compliance group, among others.

•                  In keeping with PGIM Fixed Income’s fiduciary obligations, its policy with respect to trade aggregation and allocation is to treat all of its client accounts fairly and equitably over time.  PGIM Fixed Income’s trade management oversight committee, which generally meets quarterly, is responsible for providing oversight with respect to trade aggregation and allocation.  Its compliance group periodically reviews a sampling of new issue allocations and related documentation to confirm compliance with the trade aggregation and allocation procedures.  In addition, the compliance and investment risk management groups review forensic reports regarding new issue and secondary trade activity on a quarterly basis.  This forensic analysis includes such data as the: (i) number of new issues allocated in the strategy; (ii) size of new issue allocations to each portfolio in the strategy; (iii) profitability of new issue transactions; (iv) portfolio turnover; (v) and metrics related to large and block trade activity.  The results of these analyses are reviewed and discussed at PGIM Fixed Income’s trade management oversight committee meetings.  The procedures above are designed to detect patterns and anomalies in PGIM Fixed Income’s side-by-side management and trading so that it may assess and improve its processes.

•                  PGIM Fixed Income has procedures that specifically address its side-by-side management of certain long/short and long only portfolios.  These procedures address potential conflicts that could arise from differing positions between long/short and long only portfolios.  In addition, lending opportunities with respect to securities for which the market is demanding a slight premium rate over normal market rates are allocated to long only accounts prior to allocating the opportunities to long/short accounts.

Conflicts Related to PGIM Fixed Income’s Affiliations. As an indirect wholly-owned subsidiary of Prudential Financial, Inc., PGIM Fixed Income is part of a diversified, global financial services organization.  PGIM Fixed Income is affiliated with many types of U.S. and non-U.S. financial service providers, including insurance companies, broker-dealers, commodity trading advisors, commodity pool operators and other investment advisers.  Some of its employees are officers of and/or provide services to some of these affiliates.

•                  Conflicts Related to Investment of Client Assets in Affiliated Funds.  PGIM Fixed Income invests client assets in funds that it manages or subadvises for one or more affiliates.  PGIM Fixed Income also invests cash collateral from securities lending transactions in some of these funds.  These investments benefit both PGIM Fixed Income and its affiliate through increasing assets under management and fees.

•                  Conflicts Related to Referral Fees to Affiliates. From time to time, PGIM Fixed Income has arrangements where PGIM Fixed Income compensates affiliated parties for client referrals. PGIM Fixed Income currently has arrangements with an affiliated entity which provide for payments to an affiliate if certain investments by others are made in certain of PGIM Fixed Income’s products or if PGIM Fixed Income establishes certain other advisory relationships. These investments benefit both PGIM Fixed Income and its affiliates through increasing assets under management and fees.

•                  Conflicts Related to Co-investment by Affiliates.   PGIM Fixed Income affiliates provide initial funding to or otherwise invest in certain vehicles it manages. When certain of its affiliates provide “seed capital” or other capital for a fund, they generally do so with the intention of redeeming all or part of their interest at a future point in time or when they deem that sufficient additional capital has been invested in that fund.

•                  The timing of a redemption by an affiliate could benefit the affiliate. For example, the fund may be more liquid at the time of the affiliate’s redemption than it is at times when other investors may wish to withdraw all or part of their interests.

•                  In addition, a consequence of any withdrawal of a significant amount, including by an affiliate, is that investors remaining in the fund will bear a proportionately higher share of fund expenses following the redemption.

•                  PGIM Fixed Income could also face a conflict if the interests of an affiliated investor in a fund it manages diverge from those of the fund or other investors.  For example, PGIM Fixed Income affiliates, from time to time, hedge some or all of the risks associated with their investments in certain funds PGIM Fixed Income manages.  PGIM Fixed Income may provide assistance in connection with this hedging activity.

•                  Insurance Affiliate General Accounts.  Because of the substantial size of the general accounts of PGIM Fixed Income’s affiliated insurance companies (the “Insurance Affiliates”), trading by these general accounts, including PGIM Fixed Income’s trades on behalf of the accounts, may affect the market prices or limit the availability of the securities or instruments transacted.  Although PGIM Fixed Income does not expect that the general accounts of affiliated insurers will execute transactions that will move a market frequently, and generally only in response to unusual market or issuer events, the execution of these transactions could have an adverse effect on transactions for or positions held by other clients.

PGIM Fixed Income believes that the conflicts related to its affiliations described above are mitigated by its allocation policies and procedures, its supervisory review of accounts and its procedures with respect to side-by-side management, including of long only and long/short accounts.

Conflicts Related to Financial Interests and the Financial Interests of Affiliates

Prudential Financial, the general accounts of the Insurance Affiliates, PGIM Fixed Income and other affiliates of PGIM at times have financial interests in, or relationships with, companies whose securities or related instruments PGIM Fixed Income holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to PGIM Fixed Income or to the Prudential enterprise.  At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by PGIM Fixed Income on behalf of PGIM Fixed Income’s client accounts. For example:

•                  PGIM Fixed Income invests in the securities of one or more clients for the accounts of other clients.

•                  PGIM Fixed Income’s affiliates sell various products and/or services to certain companies whose securities PGIM Fixed Income purchases and sells for PGIM Fixed Income clients.

•                  PGIM Fixed Income invests in the debt securities of companies whose equity is held by its affiliates.

•                  PGIM Fixed Income’s affiliates hold public and private debt and equity securities of a large number of issuers. PGIM Fixed Income invests in some of the same issuers for other client accounts but at different levels in the capital structure.  For example:

•                  Affiliated accounts have held and can in the future hold the senior debt of an issuer whose subordinated debt is held by PGIM Fixed Income’s clients or hold secured debt of an issuer whose public unsecured debt is held in client accounts.  See “Investment at different levels of an issuer’s capital structure” above for additional information regarding conflicts of interest resulting from investment at different levels of an issuer’s capital structure.

•                  To the extent permitted by applicable law, PGIM Fixed Income can also invest client assets in offerings of securities the proceeds of which are used to repay debt obligations held in affiliated accounts or other client accounts. PGIM Fixed Income’s interest in having the debt repaid creates a conflict of interest. PGIM Fixed Income has adopted a refinancing policy to address this conflict.

•                  Certain of PGIM Fixed Income’s affiliates’ directors or officers are directors, or officers of issuers in which PGIM Fixed Income invests from time to time.  These issuers could also be service providers to PGIM Fixed Income or its affiliates.

•                  In addition, PGIM Fixed Income can invest client assets in securities backed by commercial mortgage loans that were originated or are serviced by an affiliate.

In general, conflicts related to the financial interests described above are addressed by the fact that PGIM Fixed Income makes investment decisions for each client independently considering the best economic interests of such client, under the circumstances.

Conflicts Arising Out of Legal and Regulatory Restrictions.

•                  At times, PGIM Fixed Income is restricted by law, regulation, executive order, contract or other constraints as to how much, if any, of a particular security it can purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes these restrictions apply as a result of its relationship with Prudential Financial and other affiliates. For example, PGIM Fixed Income does not purchase securities issued by Prudential Financial or other affiliates for client accounts.

•                  In certain instances, PGIM Fixed Income’s ability to buy or sell or transact will be constrained as a result of its receipt of material, non-public information, various insider trading laws and related legal requirements. For example, PGIM Fixed Income would generally be unable to (i) invest in, (ii) divest securities of or (iii) share investment analysis regarding companies for which it possesses material, non-public information, and such inability (which could last for an uncertain period of time until the information is no longer deemed material or non-public) can result in it being unable buy, sell or transact for one or more client accounts or to take other actions that would otherwise be to the benefit of one or more clients).

•                  PGIM Fixed Income faces conflicts of interest in determining whether to accept material, non-public information. For example, PGIM Fixed Income has sought with respect to the management of investments in certain loans for clients, to retain the ability to purchase and sell other securities in the borrower’s capital structure by remaining “public” on the loan. In such cases, PGIM Fixed Income will seek to avoid receiving material, non-public information about the borrowers to which an account can or expects to lend or has lent (through assignments, participations or otherwise), which could place an account at an information disadvantage relative to other accounts and lenders. Conversely, PGIM Fixed Income has chosen to receive material, non-public information about certain borrowers for its clients that invest in bank loans, which has restricted its ability to trade in other securities of the borrowers for its clients that invest in corporate bonds.

•                  PGIM Fixed Income’s holdings of a security on behalf of its clients are required, under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting or ownership thresholds. These aggregated holdings are centrally tracked and PGIM Fixed Income or Prudential Financial can choose to restrict purchases, sell existing positions, or otherwise restrict, forgo, or limit the exercise of rights to avoid crossing such thresholds because of the potential consequences to PGIM Fixed Income or Prudential Financial if such thresholds are exceeded.

Conflicts Related to Investment Consultants.  Many of PGIM Fixed Income’s clients and prospective clients retain investment consultants (including discretionary investment managers and OCIO providers) to advise them on the selection and review of investment managers (including with respect to the selection of investment funds). PGIM Fixed Income has dealings with these investment consultants in their roles as discretionary managers or non-discretionary advisers to their clients. PGIM Fixed Income also has independent business relationships with investment consultants.

PGIM Fixed Income provides investment consultants with information about accounts that it manages for the consultant’s clients (and similarly, PGIM Fixed Income provides information about funds in which such clients are invested), in each case pursuant to authorization from the clients. PGIM Fixed Income also provides information regarding its investment strategies to investment consultants, who use that information in connection with searches that they conduct for their clients. PGIM Fixed Income often responds to requests for proposals in connection with those searches.

Other interactions PGIM Fixed Income has with investment consultants include the following:

•                  it provides advisory services to the proprietary accounts of investment consultants and/or their affiliates, and advisory services to funds offered by investment consultants and/or their affiliates;

•                  it invites investment consultants to events or other entertainment hosted by PGIM Fixed Income;

•                  it purchases software applications, market data, access to databases, technology services and other products or services from certain investment consultants; and

•                  it sometimes pays for the opportunity to participate in conferences organized by investment consultants.

PGIM Fixed Income will provide clients with information about its relationship with the client’s investment consultant upon request. In general, PGIM Fixed Income relies on the investment consultant to make the appropriate disclosure to its clients of any conflict that the investment consultant believes to exist due to its business relationships with PGIM Fixed Income.

A client’s relationship with an investment consultant could result in restrictions in the eligible securities or trading counterparties for the client’s account. For example, accounts of certain clients (including clients that are subject to ERISA) can be restricted from investing in securities issued by the client’s consultant or its affiliates and from trading with, or participating in transactions involving, counterparties that are affiliated with the investment consultant. In some cases, these restrictions could have a material impact on account performance.

Conflicts Related to Service Providers.  PGIM Fixed Income retains third party advisors and other service providers to provide various services for PGIM Fixed Income as well as for funds that PGIM Fixed Income manages or subadvises. Some service providers provide services to PGIM Fixed Income or one of PGIM Fixed Income’s funds while also providing services to other PGIM units, other PGIM-advised funds, or affiliates of PGIM, and negotiate rates in the context of the overall relationship.  PGIM Fixed Income can benefit from negotiated fee rates offered to its funds and vice versa.  There is no assurance, however, that PGIM Fixed Income will be able to obtain advantageous fee rates from a given service provider negotiated by its affiliates based on their relationship with the service provider, or that PGIM Fixed Income will know of such negotiated fee rates.

Conflicts Related to Valuation and Fees.

When client accounts hold illiquid or difficult to value investments, PGIM Fixed Income faces a conflict of interest when making recommendations regarding the value of such investments since its fees are generally based on the value of assets under management.  PGIM Fixed Income could be viewed as having an incentive to value investments at higher valuations.  PGIM Fixed Income believes that its valuation policies and procedures mitigate this conflict effectively and enable it to value client assets fairly and in a manner that is consistent with the client’s best interests.  In addition, separately managed account clients often calculate fees based on the valuation of assets provided by their custodian or administrator.

Conflicts Related to Securities Lending and Reverse Repurchase Fees.

When PGIM Fixed Income manages a client account and also serves as securities lending agent or engages in reverse repurchase transactions for the account, PGIM Fixed Income is compensated for its securities lending and reverse repurchase services by receiving a portion of the proceeds generated from the securities lending and reverse repurchase activities of the account.  PGIM Fixed Income could, therefore, be considered to have an incentive to invest in securities that would generate higher securities lending and reverse repurchase returns, even if these investments were not otherwise in the best interest of the client account. In addition, if PGIM Fixed Income is acting as lending agent and providing reverse repurchase services, PGIM Fixed Income may be incented to select the less costly alternative to increase its revenues.

Conflicts Related to Long-Term Compensation. As a result of the long-term incentive plan and targeted long-term incentive plan, PGIM Fixed Income’s portfolio managers from time to time have financial interests related to the investment performance of some, but not all, of the accounts they manage. For example, the performance of some client accounts is not reflected in the calculation of changes in the value of participation interests under PGIM Fixed Income’s long-term incentive plan. This may be because the composite representing the strategy in which the account is managed is not one of the composites included in the calculation or because the account is excluded from a specified composite due to guideline restrictions or other factors. In addition, the performance of only a small number of its investment strategies is covered under PGIM Fixed Income’s targeted long-term incentive plan.  To address potential conflicts related to these financial interests, PGIM Fixed Income has procedures, including trade allocation and supervisory review procedures, designed to confirm that each of its client accounts is managed in a manner that is consistent with PGIM Fixed Income’s fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. For example, PGIM Fixed Income’s chief investment officer/head reviews performance among similarly managed accounts on a quarterly basis during a series of meetings with the senior portfolio manager and team responsible for the management of each investment strategy.  These quarterly investment strategy review meetings generally are also attended by the head of the investment risk management group or his designee and a member of the compliance group, among others.

Conflicts Related to the Offer and Sale of Securities. Certain of PGIM Fixed Income’s employees offer and sell securities of, and interests in, commingled funds that it manages or subadvises.  Employees offer and sell securities in connection with their roles as registered representatives of an affiliated broker-dealer, officers of an affiliated trust company, agents of the Insurance Affiliates, approved persons of an affiliated investment adviser or other roles related to such commingled funds.  There is an incentive for PGIM Fixed Income’s employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to it.  In addition, such sales could result in increased compensation to the employee.

Conflicts Related to Trading — Personal Trading by Employees.  Personal trading by PGIM Fixed Income employees creates a conflict when they are trading the same securities or types of securities as PGIM Fixed Income trades on behalf of its clients. This conflict is mitigated by PGIM Fixed Income’s personal trading standards and procedures.

Conflicts Related to Outside Business Activity. From time to time, certain of PGIM Fixed Income employees or officers engage in outside business activity, including outside directorships.  Any outside business activity is subject to prior approval pursuant to PGIM Fixed Income’s personal conflicts of interest and outside business activities policy.  Actual and potential conflicts of interest are analyzed during such approval process.  PGIM Fixed Income could be restricted in trading the securities of certain issuers in client portfolios in the unlikely event that an employee or officer, as a result of outside business activity, obtains material, non-public information regarding an issuer.

PART C

OTHER INFORMATION

ITEM 15. Indemnification

Article VII, Section 2, of the Agreement and Declaration of Trust of the Registrant provides:  “ Each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each such Person, an “Indemnitee”) shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and as provided in the By-Laws. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust.  Notwithstanding any other provision of this Declaration of Trust or of the By-Laws to the contrary, any liability, expense or obligation against which any Indemnitee is indemnified and entitled to paid pursuant to the By-Laws shall be deemed to be joint and several obligations of the Trust and each Series, and the assets of the Trust and each Series shall be subject to the claims of any Indemnitee; provided that any such liability, expense or obligation may be allocated and charged by the Trustees between or among the Trust and/or any one or more Series in such manner as the Trustees in their sole discretion deem fair and equitable.”

Article VII, Section 3 of the Agreement and Declaration of Trust of the Registrant provides:  “The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested.  A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.”

Article XI of the Registrant’s by-laws provides:

“Section 1. Agents, Proceedings, Expenses. For the purpose of this Article, “agent” means any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise; “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

Section 2. Indemnification. The Trust shall indemnify every agent of the Trust against expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.

Section 3. Advances.  The Trust shall advance the expenses of agents of the Trust who are parties to any proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.

Section 4.  Insurance.   Pursuant and subject to Sections 2 and 3 of this Article XI, the Trust shall indemnify each agent against, or advance the expenses of any agent for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.”

Paragraph 8 of the Management Agreement between Registrant and PGIM Investments provides: “The Manager shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.”

The subadvisory agreement between PGIM Investments and each subadviser generally provides that: “The Subadviser shall not be liable for any error of judgment or for any loss suffered by the Fund or the Manager in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Subadviser’s part in the performance of its duties or from its reckless disregard of its obligations and duties under this Agreement.”

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. Exhibits

(1)(a) Certificate of Trust of The Prudential Series Fund. Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement filed December 29, 2005 (File No. 002-80896).

(1)(b) Agreement and Declaration of Trust of The Prudential Series Fund. Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement filed December 29, 2005 (File No. 002-80896).

(2) By-laws of The Prudential Series Fund. Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement filed December 29, 2005 (File No. 002-80896).

(3) None

(4) The form of Plan of Reorganization of the AST BlackRock Corporate Bond Portfolio, the AST PIMCO Corporate Bond Portfolio, the AST Prudential Corporate Bond Portfolio, the AST T. Rowe Price Corporate Bond Portfolio and the AST Western Asset Corporate Bond Portfolio, each a series of AST, and PSF PGIM Total Return Bond Portfolio, a series of PSF, is included as Exhibit A to the combined Prospectus/Proxy Statement contained in this Registration Statement on Form N-14.

(5) None

(6)(a)(i) Management Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and The Prudential Series Fund. Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement filed December 29, 2005 (File No. 002-80896).

(6)(a)(ii) Amendment to Management Agreement dated February 16, 2016. Incorporated by reference to Post-Effective Amendment No. 71 to this Registration Statement, filed April 15, 2016 (File No. 002-80896).

(6)(a)(iii) Amendment to Fee Schedule. Incorporated by reference to Post-Effective Amendment No. 79 to this Registration Statement, filed April 17, 2018 (File No. 002-80896).

(6)(b) Subadvisory Agreement between PGIM Investments LLC, and PGIM, Inc. (PGIM), and PGIM Limited (Diversified Bond Portfolio). Incorporated by reference to Post-Effective Amendment No. 84 to this Registration Statement filed April 16, 2020 (File No. 002-80896).

(7)(a) Distribution Agreement between The Prudential Series Fund and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement, filed December 29, 2005 (File No. 002-80896).

(8) None

(9)(a)(i) Custodian Agreement between Registrant and The Bank of New York (BNY) dated November 7, 2002. Incorporated by reference to the Strategic Partners Opportunity Funds Post-Effective amendment no. 9 to the registration statement on Form N-1A filed April 30, 2003 (File No. 333-95849).

(9)(a)(ii) Amendment dated June 6, 2005 to Custodian Contract between Registrant and BNY. Incorporated by reference to the Strategic Partners Opportunity Funds Post-Effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed May 31, 2006 (File No. 333-95849).

(9)(a)(iii) Amendment dated December 27, 2007 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the Jennison Dryden Portfolios Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(9)(b)(i) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, LLC., dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(9)(b)(ii) Amendment dated December 27, 2007 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Jennison Dryden Portfolios Post - Effective Amendment No. 37 to the Registration statement of on Form N-1A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(10) Amended and Restated Rule 12b-1 Plan. Incorporated by reference to Post-Effective Amendment No. 87 to this Registration Statement, filed on May 15, 2020 (File No. 002-80896).

(11) Opinion and Consent of Goodwin Proctor LLP, counsel for the Registrant. Filed herewith.

(12) Forms of Opinion and Consent of Goodwin Proctor LLP, counsel to the Registrant, supporting tax matters and consequences to shareholders. Filed herewith.

(13)(a) Fund Participation Agreement between Great-West Life & Annuity Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, Prudential Investment Management Services LLC and Charles Schwab & Co., Inc. dated May 1, 1999. Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, filed April 27, 2000 (File No. 002-80896).

(13)(b) Fund Participation Agreement between First Great-West Life & Annuity Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, Prudential Investment Management Services LLC and Charles Schwab & Co., Inc. dated May 1, 1999. Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, filed April 27, 2000 (File No. 002-80896).

(13)(c) Fund Participation Agreement between The Ohio National Life Insurance Company, The Prudential Insurance Company of America, The Prudential Series Fund, Inc., and Prudential Investment Management Services LLC.  Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, filed April 27, 2000 (File No. 002-80896).

(13)(d)(i) Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services LLC, dated December 15, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(d)(ii) Amendment to the Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC, dated April 2, 2002. Incorporated by reference to Post-Effective Amendment No. 44 to this Registration Statement, filed April 26, 2002 (File No. 002-80896).

(13)(e) Fund Participation Agreement between Preferred Life Insurance Company of New York, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services LLC, dated December 15, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(f)(i) Fund Participation Agreement between Equitable Life Insurance Company of Iowa, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services, LLC, dated April 28, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(f)(ii) Amendment to the Fund Participation Agreement between Equitable Life Insurance Company of Iowa, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC dated October 30, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(g)(i) Fund Participation Agreement between First Golden American Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated April 28, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(g)(ii) Amendment to the Fund Participation Agreement between First Golden American Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC dated October 30, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(h)(i) Fund Participation Agreement between Golden American Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated April 29, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(h)(ii) Amendment to the Fund Participation Agreement between Golden American Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated October 30, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(i)(i) Fund Participation Agreement between The Guardian Insurance & Annuity Company, Inc., The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated September 1, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(i)(ii) Amendment to the Fund Participation Agreement between The Guardian Insurance & Annuity Company, Inc., The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated April 10, 2001. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(j) Fund Participation Agreement between The Hartford Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated June 22, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(k) Fund Participation Agreement between The Hartford Life and Annuity Insurance Company, The Prudential Series Fund, Inc., the Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated June 22, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(l) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated April 27, 2001. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(m) Fund Participation Agreement between American Skandia Life Assurance Corporation, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated May 1, 2001. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001 (File No. 002-80896).

(13)(n) Fund Participation Agreement between Pacific Life Insurance Company, The Prudential Series Fund and Prudential Investment Management Services LLC, dated August 15, 2001. Incorporated by reference to Post-Effective Amendment No. 44 to this Registration Statement, filed April 26, 2002 (File No. 002-80896).

(13)(o) Fund Participation Agreement between The Prudential Insurance Company of America, The Prudential Series Fund, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 51 to this Registration Statement, filed April 29, 2005 (File No. 002-80896).

(13)(p) Fund Participation Agreement between Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 51 to this Registration Statement, filed April 29, 2005 (File No. 002-80896).

(13)(q) Fund Participation Agreement between Pruco Life Insurance Company of New Jersey, The Prudential Series Fund, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 51 to this Registration Statement, filed April 29, 2005 (File No. 002-80896).

(13)(r) Form of Letter Agreement with Insurance Companies having Participation Agreements with the Registrant. Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement, filed December 29, 2005 (File No. 002-80896).

(h)(23) Administration Agreement between The Prudential Series Fund and Prudential Investments Fund Management LLC (now known as, PGIM Investments LLC) for Class II shares of the Fund. Incorporated by reference to Post-Effective Amendment No. 57 to this Registration Statement, filed April 17, 2009 (File No. 002-80896).

(14) Consent of independent registered public accounting firm. Filed herewith.

(15) None.

(16) Power of Attorney. Filed herewith.

(17) Form of voting instructions card. Filed herewith.

ITEM 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 9th day of November, 2021.

THE PRUDENTIAL SERIES FUND

/s/ Timothy Cronin
Timothy Cronin*
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 9th day of November, 2021.

Signature		Title	Date

/s/ Timothy S. Cronin*		President and Principal Executive Officer
Timothy S. Cronin

/s/ Susan Davenport Austin*		Trustee
Susan Davenport Austin

/s/ Sherry S. Barrat*		Trustee
Sherry S. Barrat

/s/ Jessica M. Bibliowicz*		Trustee
Jessica M. Bibliowicz

/s/ Kay Ryan Booth*		Trustee
Kay Ryan Booth

/s/ Stephen M. Chipman*		Trustee
Stephen M. Chipman

/s/ Robert F. Gunia*		Trustee
Robert F. Gunia

/s/ Thomas T. Mooney*		Trustee
Thomas T. Mooney

/s/ Thomas M. O’Brien*		Trustee
Thomas M. O’Brien

/s/ Christian J. Kelly*		Treasurer, Principal Financial and Accounting Officer
Christian J. Kelly

*By:	/s/ Melissa Gonzalez	Attorney-in-Fact	November 9, 2021

* Pursuant to Powers of Attorney filed herein as Exhibit.

Exhibits

Exhibit Number	Description

(11)	Opinion and Consent of Goodwin Procter LLP, counsel for the Registrant.

(12)	Forms of Opinion & Consent of Goodwin Procter LLP, counsel to the Registrant, supporting tax matters and consequences to shareholders.

(14)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLC, of The Prudential Series Fund.

(16)	Power of Attorney.

(17)	Form of voting instruction card.